  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1998

                                                       REGISTRATION NO. 33-79502
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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.                        [_]
                                                                             [X]
                      POST-EFFECTIVE AMENDMENT NO. 5

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                                             [X]
                             AMENDMENT NO. 14

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT V
       (FORMERLY NATIONAL HOME LIFE ASSURANCE COMPANY SEPARATE ACCOUNT V)
                           (EXACT NAME OF REGISTRANT)
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                                 20 MOORES ROAD
                           FRAZER, PENNSYLVANIA 19355
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE)

                  DEPOSITOR'S TELEPHONE NUMBER: (800) 523-7900

                     GREGORY E. MILLER-BREETZ, ESQUIRE
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                             400 WEST MARKET STREET
                                 P.O. BOX 32830
                           LOUISVILLE, KENTUCKY 40232
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:
                           MICHAEL BERENSON, ESQUIRE

                               ANN B. FURMAN

            JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
                       1025 THOMAS JEFFERSON STREET, N.W.
                                 SUITE 400 EAST
                          WASHINGTON, D.C. 20007-0805

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

 [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.
 [_] On                   pursuant to paragraph (b)(1)(v) of Rule 485.
 [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
 [_] On                   pursuant to paragraph (a)(1) of Rule 485.
 [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
 [_] On                   pursuant to paragraph (a)(2) of Rule 485.

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

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

                                APPLICABLE CONTRACT
ITEM OF FORM N-4                PROSPECTUS CAPTION
----------------                -------------------
 1. Cover Page................. Cover Page
 2. Definitions................ GLOSSARY
 3. Synopsis................... HIGHLIGHTS; FEE TABLE; Performance Measures
 4. Condensed Financial         Condensed Financial Information
    Information................
 5. General Description of
    Registrant, Depositor, and  Providian Life and Health Insurance Company;
    Portfolio Companies........ Providian Life and Health Insurance Company
                                Separate Account V; The Portfolios; Voting
                                Rights
 6. Deductions................. Charges and Deductions; Federal Tax
                                Considerations; Fee Table
 7. General Description of
    Variable                    CONTRACT FEATURES; Distribution-at-Death Rules;
    Annuity Contracts.......... Voting Rights; Allocation of Purchase Payments;
                                Exchanges Among the Portfolios; Additions,
                                Deletions, or Substitutions of Investments
 8. Annuity Period............. Annuity Payment Options
 9. Death Benefit.............. Death of Annuitant Prior to Annuity Date
10. Purchases and Contract      Contract Purchase and Purchase Payments;
    Value...................... Accumulated Value
11. Redemptions................ Full and Partial Withdrawals; Annuity Payment
                                Options; Right to Cancel Period
12. Taxes...................... FEDERAL TAX CONSIDERATIONS
13. Legal Proceedings.......... Part B: Legal Proceedings
14. Table of Contents of the
    Statement                   Table of Contents of the Providian Marquee
    of Additional Information.. Variable Annuity and the Providian Marquee
                                Variable Annuity--A Units Statement of
                                Additional Information

                                     PART B

ITEM OF                         STATEMENT OF ADDITIONAL
FORM N-4                        INFORMATION CAPTION
--------                        -----------------------
15. Cover Page................  Cover Page
16. Table of Contents.........  Table of Contents
17. General Information and     THE COMPANY
    History...................
18. Services..................  Part A: Auditors; Part B: SAFEKEEPING OF ACCOUNT
                                ASSETS; DISTRIBUTION OF THE CONTRACTS
19. Purchase of Securities      DISTRIBUTION OF THE CONTRACTS; Exchanges
    Being Offered.............
20. Underwriters..............  DISTRIBUTION OF THE CONTRACTS
21. Calculation of Performance  PERFORMANCE INFORMATION
    Data......................
22. Annuity Payments..........  Computations of Annuity Income Payments
23. Financial Statements......  FINANCIAL STATEMENTS

        PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V
                                  PROSPECTUS
                                    FOR THE
                      PROVIDIAN MARQUEE VARIABLE ANNUITY
                                  OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)
                            ADMINISTRATIVE OFFICES
                                P.O. BOX 32700
                          LOUISVILLE, KENTUCKY 40232

The Providian Marquee variable annuity contract (the "Contract"), offered through Providian Life and Health Insurance Company (the "Company", "us", "we" or "our"), provides a vehicle for investing on a tax-deferred basis in 12 investment company Portfolios and our General Account. The Contract is an individual variable annuity contract and is intended for retirement savings or other long-term investment purposes.

The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000. The minimum initial Purchase Payment for Qualified Contracts is $2,000 (or $50 monthly by payroll deduction). The Contract is a flexible-premium deferred variable annuity that provides for a Right to Cancel Period of 10 days (30 days or more in some instances) plus a 5 day grace period to allow for mail delivery during which you may cancel your investment in the Contract.

You may allocate your Purchase Payments for the Contract among 12 Subaccounts of Providian Life and Health Insurance Company's Separate Account V and four fixed options available under the Company's General Account. Assets of each Subaccount are invested in one of the following Portfolios (which are contained within six open-end, diversified investment companies):

      . Fidelity VIP Money Market     . T. Rowe Price Equity Income
        Portfolio                       Portfolio
      . Fidelity VIP Equity-Income    . T. Rowe Price New America Growth
        Portfolio                       Portfolio
      . Fidelity VIP Growth Portfolio . T. Rowe Price International Stock
      . Fidelity VIP II Asset Manager   Portfolio
        Portfolio
      . Dreyfus Growth and Income     . OCC Accumulation Trust Managed
        Portfolio                       Portfolio

      . Dreyfus Quality Bond Portfolio. OCC Accumulation Trust Small Cap
                                        Portfolio

                                      . OCC Accumulation Trust U.S.
                                        Government Income Portfolio

Depending upon the state of issue and provisions of your Contract, your initial Net Purchase Payment(s) will, when your Contract is issued, either be
(i) invested in the Fidelity VIP Money Market Portfolio during your Right to Cancel Period and/or invested immediately in your chosen Guaranteed Rate Options or (ii) invested immediately in your chosen Portfolios and fixed options (other than the Guaranteed Equity Option).

The Contract's Accumulated Value varies with the investment performance of the Portfolios you select. You bear all investment risk associated with the Portfolios. Investment results for your Contract are not guaranteed except to the extent you have allocated a portion of the Accumulated Value to the General Account.

The Contract offers a number of ways of withdrawing monies at a future date, including a lump sum payment and several Annuity Payment Options. You may make full or partial withdrawals of the Contract's Surrender Value at any time, although in many instances withdrawals made prior to age 59 1/2 are subject to a 10% penalty tax (and a portion may be subject to ordinary income taxes) and may be subject to a surrender charge of up to 6%. If you elect an Annuity Payment Option, Annuity Payments may be received on a fixed and/or variable basis. You also have significant flexibility in choosing the Annuity Date on which Annuity Payments begin.

This Prospectus sets forth the information you should know before investing in the Contract. It must be accompanied by a current Prospectus for each Fund. Please read the Prospectuses carefully and retain them for future reference. A Statement of Additional Information for the Contract Prospectus, which has the same date as this Prospectus, has also been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available free by calling our Administrative Offices at 1-800-797- 9177. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATOR HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The Contract is not available in all States.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE IT WOULD BE UNLAWFUL TO MAKE AN OFFERING LIKE THIS. WE HAVE NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS ABOUT THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATIONS.

               The date of this Prospectus is May 1, 1998.           FM-0979(B)

                               TABLE OF CONTENTS

                                                                           Page

GLOSSARY....................................................................   2
HIGHLIGHTS..................................................................   5
FEE TABLE...................................................................   8
Condensed Financial Information.............................................  10
Financial Statements........................................................  10
Performance Measures........................................................  10
Additional Performance Measures.............................................  11
Yield and Effective Yield...................................................  11
The Company and the Separate Account........................................  12
Variable Insurance Products Fund and Variable Insurance Products Fund II....  12
Dreyfus Variable Investment Fund............................................  12
T. Rowe Price Equity Series, Inc............................................  13
T. Rowe Price International Series, Inc.....................................  13
OCC Accumulation Trust......................................................  13
The Portfolios..............................................................  13
CONTRACT FEATURES...........................................................  15
  Contract Purchase and Purchase Payments...................................  15
  Purchasing by Wire........................................................  15
  Right to Cancel Period....................................................  15
  Allocation of Purchase Payments...........................................  16
  Exchanges Among the Portfolios............................................  16
  Dollar Cost Averaging Options.............................................  17
  General Account Guaranteed Options........................................  17
  Accumulated Value.........................................................  17
  Charges and Deductions....................................................  18
  Minimum Balance Requirement...............................................  20
DISTRIBUTIONS UNDER THE CONTRACT............................................  20
  Full and Partial Withdrawals..............................................  20
  Lump Sum Payment Option...................................................  21
  Systematic Withdrawal Option..............................................  21
  Annuity Date..............................................................  21
  Annuity Payment Options...................................................  22
  Death Benefit.............................................................  23
  Deferment of Payment......................................................  24
FEDERAL TAX CONSIDERATIONS..................................................  25
GENERAL INFORMATION.........................................................  29
APPENDIX A
  The General Account....................................................... A-1

                                   GLOSSARY

Accumulation Unit - A measure of your ownership interest in the Contract prior to the Annuity Date.

Accumulation Unit Value - The value of each Accumulation Unit which is calculated each Valuation Period.

Accumulated Value - The value of all amounts accumulated under the Contract prior to the Annuity Date.

Adjusted Death Benefit - The sum of all Net Purchase Payments made during the first six Contract Years, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

Annual Contract Fee - The $30 annual fee charged by the Company to cover the cost of administering each Contract. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount.

Annuitant - The person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

Annuitant's Beneficiary - The person(s) to whom any benefits are due upon the Annuitant's death prior to the Annuity Date.

Annuity Date - The date on which Annuity Payments begin. The Annuity Date is always the first day of the month you specify.

Annuity Payment - One of a series of payments made under an Annuity Payment Option.

Annuity Payment Option - One of several ways in which withdrawals from the Contract may be made. Under a Fixed Annuity Option (see "Annuity Payment Options," page 22), the dollar amount of each Annuity Payment does not change over time. Under a Variable Annuity Option (see "Annuity Payment Options," page 22), the dollar amount of each Annuity Payment may change over time, depending upon the investment experience of the Portfolio or Portfolios you choose. Annuity Payments are based on the Contract's Accumulated Value as of 10 Business Days prior to the Annuity Date.

Annuity Unit - Unit of measure used to calculate Variable Annuity Payments (see "Annuity Payment Options," page 22).

Annuity Unit Value - The value of each Annuity Unit which is calculated each Valuation Period.

Business Day - A day when the New York Stock Exchange is open for trading.

Code - The Internal Revenue Code of 1986, as amended.

Company ("we", "us", "our") - Providian Life and Health Insurance Company, a Missouri stock company.

Contract Anniversary - Any anniversary of the Contract Date.

Contract Date - The date of issue of this Contract.

Contract Owner ("you", "your") - The person or persons designated as the Contract Owner in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, make permitted withdrawals and Exchanges among Subaccounts and Guaranteed Rate Options.

Contract Year - A period of 12 months starting with the Contract Date or any Contract Anniversary.

Death Benefit - The greater of the Contract's Accumulated Value on the date the Company receives due Proof of Death of the Annuitant or the Adjusted Death Benefit. If any portion of the Contract's Accumulated Value on the date we receive proof of the Annuitant's death is derived from the Multi-Year Guaranteed Rate Option, that portion of the Accumulated Value will be adjusted by a positive Market Value Adjustment Factor (see "Multi-Year Guaranteed Rate Option," at Appendix A), if applicable.

Exchange - One Exchange will be deemed to occur with each voluntary transfer from any Subaccount or General Account Guaranteed Option.

Funds - Each of (i) Variable Insurance Products Fund, (ii) Variable Insurance Products Fund II, (iii) Dreyfus Variable Investment Fund, (iv) T. Rowe Price Equity Series, Inc., (v) T. Rowe Price International Series, Inc. and (vi) OCC Accumulation Trust. The Separate Account invests in the Portfolios contained within the Funds. (See "The General Account," at Appendix A.)

General Account - The account which contains all of our assets other than those held in our separate accounts. (See "The General Account," at Appendix A.)

General Account Guaranteed Option - Any of the following four General Account options offered by your Contract and to which you may allocate your Net Purchase Payments: the Dollar Cost Averaging Fixed Account Option, the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option. The General Account Guaranteed Options are available for sale in most, but not all, states, and the structure and characteristics of these options vary by state. (See "The General Account," at Appendix A.)

Guaranteed Rate Options - The One-Year Guaranteed Rate Option and the Multi-Year Guaranteed Rate Option.

Market Value Adjustment Factor - The formula applied to the Accumulated Value in order to determine the net amount of any transfer or surrender under the Multi-Year Guaranteed Rate Option. (See "Multi-Year Guaranteed Rate Option," at Appendix A.)

Net Purchase Payment - Any Purchase Payment less the Premium Tax, if any.

Non-Qualified Contract - Any Contract other than those described under the Qualified Contract reference in this Glossary.

Owner's Designated Beneficiary - The person to whom ownership of this Contract passes upon the Contract Owner's death, unless the Contract Owner was also the Annuitant - in which case the Annuitant's Beneficiary is entitled to the Death Benefit. (Note: this transfer of ownership to the Owner's Designated Beneficiary will generally not be subject to probate, but will be subject to estate and inheritance taxes. Consult with your tax and estate adviser to be sure which rules will apply to you.)

Payee - The Contract Owner, Annuitant, Annuitant's Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Portfolio - A separate investment portfolio of the Funds. The Funds currently offer 12 portfolios in the Providian Marquee variable annuity: the Fidelity VIP Money Market Portfolio, the Fidelity VIP Equity-Income Portfolio and the Fidelity VIP Growth Portfolio of Variable Insurance Products Fund; the Fidelity VIP II Asset Manager Portfolio of Variable Insurance Products Fund II; the Dreyfus Growth and Income Portfolio ("Dreyfus Growth and Income") and the Dreyfus Quality Bond Portfolio ("Dreyfus Quality Bond") of Dreyfus Variable Investment Fund; the T. Rowe Price Equity Income Portfolio ("T. Rowe Price Equity Income") and the T. Rowe Price New America Growth Portfolio ("T. Rowe Price New America Growth") of T. Rowe Price Equity Series, Inc.; the T. Rowe Price International Stock Portfolio ("T. Rowe Price International Stock") of T. Rowe Price International Series, Inc.; and the OCC Accumulation Trust Managed Portfolio ("OCC Accumulation Trust Managed"), the OCC Accumulation Trust Small Cap Portfolio ("OCC Accumulation Trust Small Cap") and the OCC Accumulation Trust U.S. Government Income Portfolio ("OCC Accumulation Trust U.S. Government Income") of OCC Accumulation Trust (each, a "Portfolio" and collectively, the "Portfolios"). In this Prospectus, Portfolio will also be used to refer to the Subaccount that invests in the corresponding Portfolio.

Premium Tax - A regulatory tax that may be assessed by certain states on the Purchase Payments you make to this Contract. The amount which we must pay as Premium Tax will be deducted from each Purchase Payment or from your Accumulated Value as it is incurred by us.

Proof of Death - (a) A certified death certificate; (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof of death satisfactory to the Company.

Purchase Payment - Any premium payment. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts (or $50 monthly by payroll deduction for Qualified Contracts); each additional Purchase Payment must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. Purchase Payments may be made at any time prior to the Annuity Date as long as the Annuitant is living.

Qualified Contract - An annuity contract as defined under Sections 403(b), 408(b), and 408A of the Code.

Right to Cancel Period - The period during which the Contract can be canceled and treated as void from the Contract Date.

Separate Account - That portion of Providian Life and Health Insurance Company Separate Account V dedicated to the Contract. The Separate Account consists of assets that are segregated by Providian Life and Health Insurance Company and, for Contract Owners, invested in the Portfolios. The Separate Account is independent of the general assets of the Company.

Subaccount - That portion of the Separate Account that invests in shares of the Funds' Portfolios. Each Subaccount will only invest in a single Portfolio. The investment performance of each Subaccount is linked directly to the investment performance of one of the 12 Portfolios.

Surrender Value - The Accumulated Value, adjusted to reflect any applicable Market Value Adjustment (see "Multi-Year Guaranteed Rate Option," at Appendix
A) for amounts allocated to the Multi-Year Guaranteed Rate Option, less any early withdrawal charges for amounts allocated to the One-Year Guaranteed Rate Option, less any amount allocated to the Guaranteed Equity Option, less any applicable contingent deferred sales load (i.e., surrender charge) and any Premium Taxes incurred but not yet deducted.

Valuation Period - The relative performance of your Contract is measured by the Accumulation Unit Value. This value is calculated each Valuation Period. A Valuation Period is defined as the period of time between the close of business on one Business Day and the close of business on the following Business Day.

                                  HIGHLIGHTS

YOU CAN FIND DEFINITIONS OF IMPORTANT TERMS IN THE GLOSSARY (PAGE 2).

THE PROVIDIAN MARQUEE VARIABLE ANNUITY

The Contract provides a vehicle for investing on a tax-deferred basis in 12 investment company Portfolios offered by the Funds and four General Account Guaranteed Options offered by the Company. You may subsequently withdraw monies from the Contract either as a lump sum or as annuity income as permitted under the Contract. Accumulated Values and Annuity Payments depend on the investment experience of the selected Portfolios and/or the guarantees of the General Account Guaranteed Options. The investment performance of the Portfolios is not guaranteed. Thus, you bear all investment risk for monies invested under the Contract except to the extent of the portion of your Accumulated Value allocated to the General Account. The General Account Guaranteed Options are available for sale in most, but not all, states.

WHO SHOULD INVEST

The Contract is designed for investors seeking long term, tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal income tax brackets. The Contract is offered as both a Qualified Contract and a Non-Qualified Contract. Both Qualified and Non-Qualified Contracts offer tax-deferral on increases in the Contract's value prior to withdrawal or distribution - however, Purchase Payments made by Contract Owners of Qualified Contracts may be excludible or deductible from gross income in the year such payments are made, subject to certain statutory restrictions and limitations.
(See "Federal Tax Considerations," page 25)....................... Page 25

GENERAL ACCOUNT GUARANTEED OPTIONS

THE AVAILABILITY, STRUCTURE AND FEATURES OF THE GENERAL ACCOUNT GUARANTEED OPTIONS VARY BY STATE. CHECK WITH YOUR SALES REPRESENTATIVE FOR DETAILS OF THE AVAILABILITY AND CHARACTERISTICS OF THESE OPTIONS BEFORE PURCHASING.

The Dollar Cost Averaging Fixed Account Option described in Appendix A may not be available in all states. Please see your sales representative for details of the availability of the option before purchasing. If your state of issue is any state other than those listed in the immediately following sentence, then your General Account Guaranteed Options (other than the Dollar Cost Averaging Fixed Account Option) are described in Part 1 of Appendix A. If your state of issue is IN, MD, MA, OK, PA or TX, then your General Account Guaranteed Options (other than the Dollar Cost Averaging Fixed Account Option) are described in Part 2 of Appendix A. Please read Appendix A and the relevant
Part 1 or Part 2 carefully.

In certain marketing and customer communication materials, including the customer order form and the Contract, used in the states of IN, MD, MA, OK, PA or TX, the One-Year Guaranteed Rate Option may be titled the "One-Year Guaranteed Index Rate Option"; the Multi-Year Guaranteed Rate Option may be titled the "Five-Year Guaranteed Index Rate Option"; and the Guaranteed Equity Option may be titled the "Five-Year Guaranteed Equity Option."

INVESTMENT CHOICES

Your investment in the Contract may be allocated among 12 Subaccounts of the Separate Account and/or the General Account Guaranteed Options. The Subaccounts in turn invest exclusively in the following 12 Portfolios offered by the Funds: Fidelity VIP Money Market, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Dreyfus Growth and Income, Dreyfus Quality Bond, T. Rowe Price Equity Income, T. Rowe Price New America Growth,
T. Rowe Price International Stock, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap and OCC Accumulation Trust U.S. Government Income. The assets of each Portfolio are separate, and each Portfolio has distinct investment objectives and policies as described in the corresponding Fund or Portfolio Prospectus. The General Account Guaranteed Options are
available for sale in most, but not all, states................... Page 13

CONTRACT OWNER

The Contract Owner is the person designated as the owner of the Contract in the Contract. The Contract Owner may designate any person as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, and make permitted withdrawals and Exchanges among the Subaccounts and General Account Guaranteed Options.

ANNUITANT

The Annuitant is a person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid. The Annuitant may not be older than age 75.

ANNUITANT'S BENEFICIARY

The Contract Owner may designate any person to receive benefits under the Contract which are payable upon the death of the Annuitant prior to the Annuity Date.

HOW TO INVEST

To invest in the Contract, please consult your agent, who will provide the necessary information to us in a customer order form. You will need to select an Annuitant. The Annuitant may not be older than age 75. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts, and $2,000 (or $50 monthly by payroll deduction) for Qualified Contracts; subsequent Purchase Payments must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. Additional Purchase Payments after the first Contract Year are limited to $10,000 annually. You may make subsequent Purchase Payments at any time before the Contract's Annuity Date, as long as the
Annuitant specified in the Contract is living..................... Page 15

ALLOCATION OF PURCHASE PAYMENTS

If the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then your initial Net Purchase Payment(s) will, when your Contract is issued, be invested in Fidelity VIP Money Market until the expiration of the Right to Cancel Period of 10 to 30 days or more in some instances as specified in your Contract when issued (plus a 5 day grace period to allow for mail delivery) and then invested according to your initial allocation instructions (except that any accrued interest will remain in Fidelity VIP Money Market if it is selected as an initial allocation option), provided that portions of your initial Net Purchase Payment(s) allocated to the Guaranteed Rate Options will be invested immediately upon our receipt thereof in order to lock in the rates then applicable to such options. (Please note that immediate investment is not applicable with respect to amounts allocated to the Guaranteed Equity Option.)

If the state of issue of your Contract is any other state, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios and Guaranteed Rate Options immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD. (Please note that immediate investment is not available with respect to any amounts allocated to THE GUARANTEED EQUITY OPTION, WHICH IS ILLIQUID FOR THE GUARANTEE PERIOD.) You must fill out and send us the appropriate form or comply with other designated Company procedures if you would like to change how subsequent Net Purchase
Payments are allocated............................................ Page 16

RIGHT TO CANCEL PERIOD

The Contract provides for a Right to Cancel Period of 10 days (30 or more days in some instances as specified in your Contract) plus a 5 day period to allow for mail delivery, during which you may cancel your investment in the Contract. To cancel your investment, please return your Contract to us or to the agent from whom you purchased the Contract. When we receive the Contract,
(1) if the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then for any amount of your initial Purchase Payment(s) invested in Fidelity VIP Money Market, we will return the Accumulated Value of the amount of your Purchase Payment(s) so invested, or if greater, the amount of your Purchase Payment(s) so invested, (2) for any amount of your initial Purchase Payment(s) invested in the Portfolios immediately following receipt by us, we will return the Accumulated Value of your Purchase Payment(s) so invested plus fees and/or Premium Taxes that may have been subtracted from such amount, and (3) for any amount of your initial Purchase Payment(s) invested in the Guaranteed Rate Options immediately following receipt by us, we will refund the Accumulated Value of your Purchase
Payment(s) so invested............................................ Page 15

EXCHANGES

You may make unlimited Exchanges among Portfolios or into the General Account Guaranteed Options, provided that you maintain a minimum balance of $250 in each Subaccount or $1,000 in each General Account Guaranteed Option (except the Dollar Cost Averaging Fixed Account), respectively, to which you have allocated a portion of your Accumulated Value. However, prior to the Annuity Date, no Exchanges (except through Dollar Cost Averaging) will be allowed from the Dollar Cost Averaging Fixed Account. No fee is currently imposed for such Exchanges; however, we reserve the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year. Exchanges must not reduce the value of any allocation to any Subaccount or General Account Guaranteed Option (except the Dollar Cost Averaging Fixed Account Option) below $250 or $1,000, respectively, or that remaining amount will be transferred to your other Subaccounts or General Account Guaranteed Options on a pro rata basis. The Guaranteed Equity Option is illiquid for the entire guarantee period, and transfers from the Guaranteed Rate Options (where permitted) may be subject to additional limitations and charges. (See also "Charges and Deductions," page
18, and "The General Account," at Appendix A.).................... Page 16

DEATH BENEFIT

If the Annuitant specified in your Contract dies prior to the Annuity Date, your named Annuitant's Beneficiary will receive the Death Benefit under the Contract. The Death Benefit is the greater of your Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit on the date we receive due proof of the Annuitant's death. During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken. The Annuitant's Beneficiary may elect to receive these proceeds as a lump sum or as Annuity Payments. If the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid, generally to the Annuitant's
Beneficiary, in accordance with the Contract.......................Page 23

ANNUITY PAYMENT OPTIONS

In addition to the full and partial withdrawal privileges, you may also choose to create an income stream by requesting an annuity income from us. As the Contract Owner, you may elect one of several Annuity Payment Options. By electing an Annuity Payment Option, you are asking us to systematically liquidate your annuity. We provide you with a variety of payment options. At your discretion, payments may be either fixed or variable or both. Fixed payouts are guaranteed for a designated period or for life (either single or joint). Variable payments will vary depending on the performance of the underlying Portfolio or Portfolios selected........................Page 22

CONTRACT AND POLICYHOLDER INFORMATION

If you have questions about your Contract, please telephone our Administrative Offices at 1-800-797-9177 between the hours of 8:00 A.M. to 5:00 P.M. Eastern time. Please have the Contract number and the Contract Owner's name ready when you call. As Contract Owner you will receive periodic statements confirming any financial transactions that take place, as well as quarterly statements and an annual statement.

CHARGES AND DEDUCTIONS UNDER THE CONTRACT

Providian Marquee Contracts have an annual mortality and expense risk charge of 1.25%. There is no front-end sales load and you may withdraw up to 10% of the Accumulated Value once per year without a surrender charge. However, additional withdrawals are subject to a surrender charge of up to 6% during the first six Contract Years.

Contracts also include administrative charges and policy fees which pay for administering the Contracts, and management, advisory and other fees, which reflect the costs of the Funds.....................................Page 18

FULL AND PARTIAL WITHDRAWALS

You may withdraw all or part of the Surrender Value of the Contract before the earlier of the Annuity Date or the Annuitant's death. Withdrawals made prior to age 59 1/2 may be subject to a 10% penalty tax (and a portion may be subject to ordinary income taxes)..................................Page 20

                                   FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed by your state) that you would incur as an owner of a Contract. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, including charges applicable to the General Account Guaranteed Options, see "Charges and Deductions," page 18.

                                                                       FEE
                                                                      AMOUNT
CONTRACTOWNER TRANSACTION EXPENSES                                    ------
Sales Load Imposed on Purchases (under $100,000).....................  None
Contingent Deferred Sales Load (surrender charge)....................     6%*
Exchange Fees........................................................  None
ANNUAL CONTRACT FEE..................................................   $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge....................................  1.25%
Administrative Charge................................................   .15%
                                                                       ----
Total Annual Separate Account Expenses...............................  1.40%**

*Up to 10% of the Accumulated Value as of the last Contract Anniversary (10% of the initial Net Purchase Payment during the first Contract Year) can be withdrawn once per year without a surrender charge. Additional withdrawals in the first Contract Year are subject to a 6% charge. The charge decreases 1% per year until after the sixth Contract Year there is no surrender charge. The total surrender charges assessed will not exceed 8.5% of the Purchase Payments under the Contract.
**Separate Account Annual Expenses are not charged against the General Account
   Guaranteed Options.

                           PORTFOLIO ANNUAL EXPENSES

Except as indicated, the figures below are based on expenses for fiscal year 1997 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).

                                           MANAGEMENT
                                          AND ADVISORY  OTHER   TOTAL PORTFOLIO
                                            EXPENSES   EXPENSES ANNUAL EXPENSES
                                          ------------ -------- ---------------
Fidelity VIP Money Market*...............     0.21%      0.10%       0.31%
Fidelity VIP Equity-Income*..............     0.50%      0.08%       0.58%
Fidelity VIP Growth*.....................     0.60%      0.09%       0.69%
Fidelity VIP II Asset Manager*...........     0.55%      0.10%       0.65%
Dreyfus Growth and Income**..............     0.75%      0.05%       0.80%
Dreyfus Quality Bond**...................     0.65%      0.10%       0.75%
T. Rowe Price Equity Income..............     0.85%      0.00%       0.85%
T. Rowe Price New America Growth.........     0.85%      0.00%       0.85%
T. Rowe Price International Stock........     1.05%      0.00%       1.05%
OCC Accumulation Trust Managed***........     0.80%      0.07%       0.87%
OCC Accumulation Small Cap***............     0.80%      0.17%       0.97%
OCC Accumulation U.S. Government
 Income***...............................     0.47%      0.46%       0.93%

*A portion of the brokerage commissions that certain funds pay was used to reduce funds' expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances, were used to reduce custodian expenses. Including these reductions, the Total Portfolio Annual Expenses would have been 0.57% for Equity-Income Portfolio, 0.67% for Growth Portfolio and 0.64% for Asset Manager Portfolio.
**From time to time, the Dreyfus Growth and Income and Quality Bond
   Portfolios' investment adviser in its sole discretion may waive all or part of its fees and/or voluntarily assume certain of the Portfolios' expenses. For a more complete description of the Portfolios' fees and expenses, see the Dreyfus Variable Investment Fund's Prospectus.

***Total Portfolio Annual Expenses are limited by OpCap Advisors so that each of the OCC Accumulation Trust Portfolios' annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Without such limitation and without giving effect to any expense offsets, the Management and Advisory Expenses, Other Expenses, and Total Annual Portfolio Expenses would have been: 0.80%, 0.07%, and 0.87%, respectively, for the Managed Portfolio; 0.80%, 0.17%, and 0.97%, respectively, for the Small Cap Portfolio; and 0.60%, 0.46%, and 1.06%, respectively, for the U.S. Government Income Portfolio.

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period.

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
      Fidelity VIP Money Market................ $73.76 $ 94.90 $116.07 $205.85
      Fidelity VIP Equity-Income............... $76.31 $102.83 $129.71 $234.48
      Fidelity VIP Growth...................... $77.35 $106.04 $135.21 $245.90
      Fidelity VIP II Asset Manager............ $76.97 $104.88 $133.22 $241.76
      Dreyfus Growth and Income................ $78.39 $109.25 $140.68 $257.20
      Dreyfus Quality Bond..................... $77.92 $107.79 $138.20 $252.08
      T. Rowe Price Equity Income.............. $78.86 $110.70 $143.16 $262.28
      T. Rowe Price New America Growth......... $78.86 $110.70 $143.16 $262.28
      T. Rowe Price International Stock........ $80.74 $116.48 $153.00 $282.37
      OCC Accumulation Trust Managed........... $79.05 $111.28 $144.15 $264.31
      OCC Accumulation Trust Small Cap......... $79.99 $114.17 $149.08 $274.39
      OCC Accumulation Trust U.S. Government
       Income.................................. $79.61 $113.01 $147.11 $270.37

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) you do not surrender your Contract or you annuitize at the end of each period.

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
      Fidelity VIP Money Market................ $17.81 $55.14  $ 94.88 $205.85
      Fidelity VIP Equity-Income............... $20.53 $63.39  $108.80 $234.48
      Fidelity VIP Growth...................... $21.63 $66.74  $114.41 $245.90
      Fidelity VIP II Asset Manager............ $21.23 $65.52  $112.38 $241.76
      Dreyfus Growth and Income................ $22.73 $70.07  $120.00 $257.20
      Dreyfus Quality Bond..................... $22.23 $68.55  $117.46 $252.08
      T. Rowe Price Equity Income.............. $23.24 $71.58  $122.53 $262.28
      T. Rowe Price New America Growth......... $23.24 $71.58  $122.53 $262.28
      T. Rowe Price International Stock........ $25.24 $77.60  $132.57 $282.37
      OCC Accumulation Trust Managed........... $23.44 $72.18  $123.54 $264.31
      OCC Accumulation Trust Small Cap......... $24.44 $75.19  $128.57 $274.39
      OCC Accumulation Trust U.S. Government
       Income.................................. $24.04 $73.99  $126.56 $270.37

The Annual Contract Fee is reflected in these examples as a percentage equal to the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. (With respect to partial year periods, if any, in the examples, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.) The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. In some states, the Company will deduct Premium Taxes as incurred by the Company.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

(FOR THE PERIOD JANUARY 1, 1994 THROUGH DECEMBER 31, 1997)

                         FIDELITY                FIDELITY                DREYFUS
                           MONEY     FIDELITY     ASSET     FIDELITY    GROWTH AND    DREYFUS
                          MARKET   EQUITY-INCOME MANAGER     GROWTH       INCOME    QUALITY BOND
                         --------- ------------- -------- ------------ ------------ ------------
Accumulation unit value
 as of:
  Start Date***.........    10.041      10.000    10.000      10.000       10.000      10.000
  12/31/94..............    10.144       9.677     9.604      10.159        9.472       9.910
  12/31/95..............    10.592      12.892    11.076      13.562       14.977      11.769
  12/31/96..............    11.010      14.527    12.516      15.338       17.831      11.966
  12/31/97..............    11.452      18.351    14.891      18.676       20.434      12.911
Number of units
 outstanding as of:
  12/31/94..............    81,408      14,705    45,464      21,033        9,468       7,987
  12/31/95.............. 1,284,076     487,004   298,894     522,172      302,521     167,901
  12/31/96.............. 1,548,218   1,184,506   518,430   1,253,800      909,709     450,012
  12/31/97.............. 1,015,530   1,437,452   598,055   1,454,049    1,093,082     494,239
                                                                                        OCC
                                                              OCC          OCC      ACCUMULATION
                            TRP         TRP      TRP NEW  ACCUMULATION ACCUMULATION    TRUST
                          EQUITY   INTERNATIONAL AMERICA     TRUST     TRUST SMALL   U.S. GOV'T
                          INCOME       STOCK      GROWTH    MANAGED        CAP         INCOME
                         --------- ------------- -------- ------------ ------------ ------------
Accumulation unit value
 as of:
  Start Date***.........    10.000      10.000    10.000      10.000       10.000      10.000
  12/31/94..............     9.797       9.518    10.000       9.699       10.166           0
  12/31/95..............    13.020      10.435    14.899      13.921       11.551      11.007
  12/31/96..............    15.348      11.802    17.642      16.852       13.522      11.182
  12/31/97..............    19.502      11.998    21.070      20.322       16.299      11.807
Number of units
 outstanding as of:
  12/31/94..............     3,274      23,019     1,503      19,221       11,734         N/A
  12/31/95..............   162,561     460,990   235,983     426,184      349,767      52,450
  12/31/96..............   470,214   1,270,362   747,969     926,772      648,328     141,598
  12/31/97..............   714,325   1,409,640   831,485   1,207,354      839,642     173,723

*** Date of commencement of operations for Fidelity Money Market was 8/2/94, for Fidelity Equity-Income, Fidelity Growth, Dreyfus Quality Bond and T. Rowe Price International was 8/17/94; for Dreyfus Growth and Income was 8/31/94; for T. Rowe Price Equity Income was 9/1/94; for Fidelity Asset Manager was 9/14/94; for OCC Accumulation Trust Managed was 11/3/94; for OCC Accumulation Trust Small Cap was 11/4/94; for T. Rowe Price New America Growth was 12/30/94; and for OCC Accumulation Trust U.S. Government Income was 11/18/94. The OCC Accumulation Trust U.S. Government Income Portfolio had activity in 1994 but no Accumulation Units were outstanding at 12/31/94.

FINANCIAL STATEMENTS

The audited statutory-basis financial statements of the Company and the financial statements of the Separate Account (as well as the Independent Auditors' Reports thereon) are contained in the Statement of Additional Information.

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Fidelity VIP Money Market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

When advertising performance of the Subaccounts, the Company will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the Securities and Exchange Commission (the "SEC"), is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods, including Total Return Year-to-Date ("YTD") with respect to certain periods. The Company may also show actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the actual Total Return and the actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the actual Total Return and actual Average Annual Total Return also reflect these expenses. These percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

NON-STANDARDIZED HYPOTHETICAL TOTAL RETURN AND NON-STANDARDIZED HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Hypothetical Total Return and Non-Standardized Hypothetical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Annual Total Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

The Company may also show yield and effective yield figures for the Subaccount investing in shares of the Fidelity VIP Money Market Portfolio. "Yield" refers to the income generated by an investment in Fidelity VIP Money Market over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in Fidelity VIP Money Market is assumed to be reinvested. Therefore the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than Fidelity Money Market for which the Company advertises yield, the Company shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period is divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service which ranks mutual funds and other investment companies by overall performance, investment objectives and assets. Performance may also be tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

THE COMPANY AND THE SEPARATE ACCOUNT

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

The Company is a stock life insurance company incorporated under the laws of Missouri on August 6, 1920. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in 49 states, the District of Columbia, and Puerto Rico. As of December 31, 1997, the Company had assets of approximately $11 billion. The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v. of the Netherlands. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V

The Separate Account was established by the Company as a separate account under the laws of Missouri on February 14, 1992, pursuant to a resolution of the Company's Board of Directors. The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are owned by the Company and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the General Account assets or any other separate account maintained by the Company.

The Separate Account has dedicated 12 Subaccounts to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at the discretion of the Company. The Separate Account also includes other subaccounts which are not available under the Contract.

VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II

Variable Insurance Products Fund and Variable Insurance Products Fund II (each, a "Fidelity Fund" and collectively, the "Fidelity Funds") are diversified, open-end management investment companies organized by Fidelity Management & Research Company ("FMR") and registered under the 1940 Act. Each Fidelity Fund consists of several investment portfolios, including the Money Market, Equity-Income, Growth and Asset Manager Portfolios available as part of the Providian Marquee. FMR serves as the Fidelity Funds' investment adviser. ("VIP" and "VIP II" refer to Variable Insurance Products Fund and Variable Insurance Products Fund II, respectively.)

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund is an open-end management investment company organized under the 1940 Act. The Dreyfus Variable Investment Fund consists of thirteen separate investment portfolios, including the Growth and Income and Quality Bond Portfolios, which are the only portfolios available as part of the Providian Marquee. The Dreyfus Corporation serves as this Fund's investment adviser.

T. ROWE PRICE EQUITY SERIES, INC.

T. Rowe Price Equity Series, Inc. is a Maryland corporation organized in 1994 and is registered with the Securities and Exchange Commission under the 1940 Act as a diversified, open-end management investment company, commonly known as a "mutual fund." Currently, the fund consists of the Equity Income and New America Growth Portfolios, each of which represents a separate class of shares having different objectives and investment policies, and both of which are available as part of the Providian Marquee. T. Rowe Price Associates, Inc. is responsible for the selection and management of this Fund's portfolio investments and serves as the Fund's investment adviser.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price International Series, Inc. is a Maryland corporation organized in 1994 and is registered with the Securities and Exchange Commission under the 1940 Act as a diversified, open-end management investment company, commonly known as a "mutual fund." The corporation is a series fund and has the authority to issue other series in addition to the International Stock Portfolio currently available as part of the Providian Marquee. Rowe Price-Fleming International, Inc. is responsible for selection and management of this Fund's portfolio investments and serves as the Fund's investment adviser.

OCC ACCUMULATION TRUST

OCC Accumulation Trust is a Massachusetts business trust and is registered with the Securities and Exchange Commission under the 1940 Act as a diversified, open-end management investment company. The Fund receives investment advice with respect to each of its portfolios from OpCap Advisors, a subsidiary of Oppenheimer Capital, a registered investment adviser. The Fund currently consists of seven series, including the Managed, Small Cap and Government Income Portfolios available as part of the Providian Marquee. The OCC Accumulation Trust was formerly known as the Quest For Value Accumulation Trust.

THE PORTFOLIOS (SEE ACCOMPANYING PROSPECTUSES)

FOR MORE INFORMATION CONCERNING THE RISKS ASSOCIATED WITH EACH PORTFOLIO'S INVESTMENTS, PLEASE REFER TO THE APPLICABLE UNDERLYING FUND PROSPECTUS.

FIDELITY VIP MONEY MARKET PORTFOLIO

Fidelity VIP Money Market seeks to obtain as high a level of current income, while maintaining a stable $1.00 share price, as is consistent with preserving capital and providing liquidity. It invests only in high-quality U.S. dollar denominated money market instruments of domestic and foreign issuers.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

Fidelity VIP Equity-Income seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

FIDELITY VIP GROWTH PORTFOLIO

Fidelity VIP Growth seeks to achieve capital appreciation normally through the purchase of common stocks (although the Portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP II ASSET MANAGER PORTFOLIO

Fidelity VIP II Asset Manager seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term and money market instruments.

DREYFUS GROWTH AND INCOME PORTFOLIO ("DREYFUS GROWTH AND INCOME")

Dreyfus Growth and Income is a non-diversified Portfolio, the goal of which is long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity and debt securities and money market instruments of domestic and foreign issuers.

DREYFUS QUALITY BOND PORTFOLIO ("DREYFUS QUALITY BOND")

Dreyfus Quality Bond is a diversified Portfolio, the goal of which is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Quality Bond Portfolio invests in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions.

T. ROWE PRICE EQUITY INCOME PORTFOLIO ("T. ROWE PRICE EQUITY INCOME")

T. Rowe Price Equity Income seeks to provide substantial dividend income as well as long-term capital appreciation by investing primarily in dividend-paying common stocks of established companies. In pursuing its objective, the Portfolio emphasizes companies with favorable prospects for both increasing dividend income and capital appreciation.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO ("T. ROWE PRICE NEW AMERICA
GROWTH")

T. Rowe Price New America Growth seeks long-term growth of capital through investments primarily in the common stocks of U.S. growth companies which operate in service industries. In pursuing its objective, this Portfolio invests primarily in companies deriving a majority of their revenues or operating earnings from service-related activities and in companies whose prospects are closely tied to service industries. This Portfolio may also invest up to 25% of its assets in growth companies outside the service sector.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO ("T. ROWE PRICE INTERNATIONAL
STOCK")

T. Rowe Price International Stock seeks long-term growth of capital, through investments primarily in common stocks of established, non-U.S. companies.

OCC ACCUMULATION TRUST MANAGED PORTFOLIO ("OCC ACCUMULATION TRUST MANAGED")

OCC Accumulation Trust Managed seeks to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary over time based on the investment manager's assessments of the relative outlook for such investments.

OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO ("OCC ACCUMULATION TRUST SMALL
CAP")

OCC Accumulation Trust Small Cap seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations under $1 billion.

OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME PORTFOLIO ("OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME")

The investment objective of OCC Accumulation Trust U.S. Government Income is to seek a high level of current income together with the protection of capital. This Portfolio seeks to achieve its investment objective by investing exclusively in debt obligations, including mortgage-backed securities, issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

OTHER PORTFOLIO INFORMATION

There is no assurance that a Portfolio will achieve its stated investment objective.

Additional information concerning the investment objectives and policies of the Portfolios and the investment advisory services, total expenses and charges can be found in the current prospectuses for the corresponding Funds. THE FUNDS' OR PORTFOLIOS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF NET PURCHASE PAYMENTS TO A PORTFOLIO.

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company as well as other insurance companies or to a person or plan, including a pension or retirement plan receiving favorable tax treatment under the Code, that qualifies to purchase shares of the Funds under Section 817(h) of the Code. Although we believe it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts and other qualified persons or plans. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Funds if required by law, to resolve the matter.

                               CONTRACT FEATURES

The rights and benefits under the Contract are described below; however, the description of the Contract contained in this Prospectus is qualified in its entirety by the Contract itself, including any endorsements to it, a copy of which is available upon request from the Company. The Company reserves the right to make any modification to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statute or any rule or regulation of the United States Treasury Department.

CONTRACT PURCHASE AND PURCHASE PAYMENTS

If you wish to purchase a Contract, you should consult your agent, who will provide the necessary information to us in a customer order form and forward your initial Purchase Payment to such address as the Company may from time to time designate. If you wish to make personal delivery by hand or courier to the Company of your initial Purchase Payment (rather than through the mail), you must do so at our Administrative Offices, 400 West Market Street, Louisville, KY 40202. Your initial Purchase Payment for a Non-Qualified Contract must be equal to at least the $5,000 minimum investment requirement. The initial Purchase Payment for a Qualified Contract must be equal to at least $2,000 (or you may establish a payment schedule of $50 a month by payroll deduction).

The Contract will be issued and the initial Purchase Payment less any Premium Taxes will be credited within two Business Days after receipt of the customer order form and the initial Purchase Payment in good order. The Company reserves the right to reject any customer order form or initial Purchase Payment. The Company will then mail the Contract to you along with a Contract acknowledgement form, which you should complete, sign and return in accordance with its instructions. Please note that until the Company receives the acknowledgement form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written, signed request in order to exercise any rights under the Contract.

If the initial Purchase Payment cannot be credited because the customer order form is incomplete, we will contact you, explain the reason for the delay and refund the initial Purchase Payment within five Business Days, unless you instruct us to retain the initial Purchase Payment and credit it as soon as the necessary requirements are fulfilled.

You may make additional Purchase Payments at any time before the Annuity Date, as long as the Annuitant is living. Any additional Purchase Payments must be for at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts and are limited to $10,000 annually after the first Contract Anniversary. If additional Purchase Payments are received prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time), they will be credited to the Accumulated Value at the close of business that same day. Additional Purchase Payments received after the close of the New York Stock Exchange are processed the next Business Day.

Total Purchase Payments may not exceed $1,000,000 without our prior approval.

The Company reserves the right to refuse to issue this Contract in cases involving an exchange for another Contract. In cases where a Contract Owner or former Contract Owner requests the Company to reverse a surrender or withdrawal transaction, whether full or partial, the Company reserves the right to refuse such requests or grant such requests on the condition that the Contract's Accumulated Value be adjusted to reflect appropriate investment results, administrative costs or loss of interest during the relevant period.

PURCHASING BY WIRE

For wiring instructions please contact our Administrative Offices at 1-800-797-9177.

RIGHT TO CANCEL PERIOD

A Right to Cancel Period exists for a minimum of 10 days after you receive the Contract (30 or more days in some instances as set forth in your Contract) plus a 5 day grace period to allow for mail delivery. The Contract permits you to cancel the Contract during the Right to Cancel Period by returning the Contract to our Administrative Offices, P.O. Box 32700, Louisville, Kentucky 40232, or to the agent from whom you purchased the Contract. Upon cancellation, the Contract is treated as void from the Contract Date and when we receive the Contract, (1) if the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then for any amount of your initial

Purchase Payment(s) invested in Fidelity VIP Money Market, we will return the Accumulated Value of the amount of your Purchase Payment(s) so invested, or if greater, the amount of your Purchase Payment(s) so invested, (2) for any amount of your initial Purchase Payment(s) invested in the Portfolios immediately following receipt by us, we will return the Accumulated Value of your Purchase Payment(s) so invested plus any fees and/or Premium Taxes that may have been subtracted from such amount, and (3) for any amount of your initial Purchase Payment(s) invested in the Guaranteed Rate Options immediately following receipt by us, we will refund the Accumulated Value of your Purchase Payment(s) so invested.

ALLOCATION OF PURCHASE PAYMENTS

You instruct your agent how your Net Purchase Payments will be allocated. You may allocate each Net Purchase Payment to one or more of the Portfolios or the General Account Guaranteed Options as long as such portions are whole number percentages provided that each allocation to a General Account Guaranteed Option is at least $1,000 and that no Portfolio or General Account Guaranteed Option may contain a balance of less than $250 or $1,000, respectively (except the Dollar Cost Averaging Fixed Account Option). You may choose not to allocate any monies to a particular Portfolio. You may change allocation instructions for future Net Purchase Payments by sending us the appropriate Company form or by complying with other designated Company procedures. The General Account Guaranteed Options are available for sale in most, but not all, states. (Please note that immediate investment is not applicable to amounts allocated to the Guaranteed Equity Option.)

If the state of issue of your Contract is GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then your initial Net Purchase Payment(s) will, when your Contract is issued, be invested in Fidelity VIP Money Market until the expiration of the Right to Cancel Period of 10 to 30 days (plus a five day grace period to allow for mail delivery) or more in some instances as specified in your Contract after the issuance of your Contract and then invested according to your initial allocation instructions (except that any accrued interest will remain in Fidelity VIP Money Market if it is selected as an initial allocation option), provided that portions of your initial Net Purchase Payment(s) allocated to the Guaranteed Rate Options will be invested immediately upon our receipt thereof in order to lock in the rates then applicable to such options.

If the state of issue of your Contract is any other state, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios and Guaranteed Rate Options immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD. (Please note that immediate investment is not available with respect to any amounts allocated to THE GUARANTEED EQUITY OPTION WHICH IS ILLIQUID FOR THE GUARANTEE PERIOD.)

EXCHANGES AMONG THE PORTFOLIOS

Should your investment goals change, you may exchange Accumulated Value among the Portfolios of the Funds and, as permitted, the General Account Guaranteed Options. Requests for Exchanges, received by mail or by telephone, prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time) are processed at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day. If you experience difficulty in making a telephone Exchange, your Exchange request may be made by regular or express mail. It will be processed on the date received.

To take advantage of the privilege of initiating transactions by telephone, you must first elect the privilege by completing the appropriate section of the Contract acknowledgement form, which you will receive with your Contract. You may also complete a separate telephone authorization form at a later date. To take advantage of the privilege of authorizing a third party to initiate transactions by telephone, you must first complete a third party authorization form or the appropriate section of the Contract acknowledgement form.

The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Prior to the acceptance of any request, a customer service representative will ask the caller for his or her Contract number and social security number. In addition, telephone communications from a third party authorized to transact in an account will undergo reasonable procedures to confirm that instructions are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Contract number to which he or she is referring, and the social security number of the Contract Owner. All calls will be recorded, and this information will be verified with the Contract Owner's records prior to processing a transaction. Furthermore, all transactions performed by a customer service representative will be verified with the Contract Owner through a written confirmation statement. Neither the Company nor the Funds shall be liable for any loss, cost or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

For information concerning Exchanges to and from the General Account Guaranteed Options, see "The General Account," at Appendix A.

DOLLAR COST AVERAGING OPTIONS

DOLLAR COST AVERAGING MONEY MARKET OPTION

If you have at least $5,000 of Accumulated Value in Fidelity VIP Money Market, you may choose to have a specified dollar amount transferred from this Portfolio to other Portfolios in the Separate Account or to the General Account Guaranteed Options on a monthly basis. The main objective of Dollar Cost Averaging is to shield your investment from short term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more units are purchased in a Portfolio if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the customer order form or at a later date. The minimum amount that may be transferred each month into any Portfolio or General Account Guaranteed Option is $250. The maximum amount which may be transferred is equal to the Accumulated Value in Fidelity VIP Money Market when elected, divided by 12.

The transfer date will be the same calendar day each month as the Contract Date. The dollar amount will be allocated to the Portfolios in the proportions you specify on the appropriate Company form, or, if none are specified, in accordance with your original investment allocation. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year, or cancel this option by sending the appropriate Company form to our Administrative Offices which must be received at least seven days before the next transfer date.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

For information about the Dollar Cost Averaging Fixed Account Option, see Appendix A.

GENERAL ACCOUNT GUARANTEED OPTIONS

THE AVAILABILITY, STRUCTURE AND FEATURES OF THE GENERAL ACCOUNT GUARANTEED OPTIONS VARY BY STATE. CHECK WITH YOUR SALES REPRESENTATIVE FOR DETAILS OF THE AVAILABILITY AND CHARACTERISTICS OF THESE OPTIONS BEFORE PURCHASING.

The Dollar Cost Averaging Fixed Account Option described in Appendix A may not be available in all states. Please see your sales representative for details of the availability of this option before purchasing. If your state of issue is any state other than those listed in the immediately following sentence, then your General Account Guaranteed Options (other than the Dollar Cost Averaging Fixed Account Option) are described in Part 1 of Appendix A. If your state of issue is IN, MD, MA, OK, PA or TX, then your General Account Guaranteed Options (other than the Dollar Cost Averaging Fixed Account Option) are described in Part 2 of Appendix A. Please read Appendix A and the relevant
Part 1 or Part 2 carefully.

In certain marketing and customer communication materials, including the customer order form and the Contract, used in the states of IN, MD, MA, OK, PA or TX, the One-Year Guaranteed Rate Option may be titled the "One-Year Guaranteed Index Rate Option"; the Multi-Year Guaranteed Rate Option may be titled the "Five-Year Guaranteed Index Rate Option"; and the Guaranteed Equity Option may be titled the "Five-Year Guaranteed Equity Option."

ACCUMULATED VALUE

At the commencement of the Contract, the Accumulated Value equals the initial Net Purchase Payment. Thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day increased by: (i) any additional

Net Purchase Payments received by the Company and (ii) any increase in the Accumulated Value due to investment results of the selected Portfolio(s) and the interest credited to the General Account Guaranteed Options during the Valuation Period; and reduced by: (i) any decrease in the Accumulated Value due to investment results of the selected Portfolio(s), (ii) a daily charge to cover the mortality and expense risks assumed by the Company, (iii) any charge to cover the cost of administering the Contract, (iv) any partial withdrawals,
(v) any Market Value Adjustment or other deduction due to early Exchanges from the Guaranteed Rate Options and, if exercised by the Company, (vi) any charges for any Exchanges made after the first twelve in any Contract Year.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE SCHEDULE

For Providian Marquee Contracts, no sales load is deducted from Purchase Payments and up to 10% of the Accumulated Value as of the Contract Date, or, if more recent, the last Contract Anniversary, can be withdrawn once per year without a surrender charge, subject to the charges and restrictions of the General Account Guaranteed Options. Additional withdrawals are subject to a surrender charge (i.e., a contingent deferred sales load) according to the following schedule:

                                                           SURRENDER
             CONTRACT YEAR                                  CHARGE
             -------------                                 ---------
             1............................................     6%
             2............................................     5%
             3............................................     4%
             4............................................     3%
             5............................................     2%
             6............................................     1%
             7............................................     0%

The total surrender charges assessed will not exceed 8.5% of the Purchase Payments under the Contract. There will be no surrender charge assessed on the death of the Annuitant or after the sixth Contract Year.

MORTALITY AND EXPENSE RISK CHARGE

We impose a charge as compensation for bearing certain mortality and expense risks under the Contracts. The annual charge is assessed daily based on the net asset value of the Separate Account. The annual mortality and expense risk charge is 1.25% of the net asset value of the Separate Account.

We guarantee that this annual charge will never increase. If this charge is insufficient to cover actual costs and assumed risks, the loss will fall on us. Conversely, if the charge proves more than sufficient, any excess will be added to the Company surplus and will be used for any lawful purpose, including any shortfall on the costs of distributing the Contracts.

The mortality risk borne by us under the Contracts, where one of the life Annuity Payment Options is selected, is to make monthly Annuity Payments (determined in accordance with the annuity tables and other provisions contained in the Contract) regardless of how long all Annuitants may live. We also assume mortality risk as a result of our guarantee of a Death Benefit in the event the Annuitant dies prior to the Annuity Date.

The expense risk borne by us under the Contracts is the risk that the charges for administrative expenses which are guaranteed for the life of the Contract may be insufficient to cover the actual costs of issuing and administering the Contract.

ADMINISTRATIVE CHARGE AND ANNUAL CONTRACT FEE

An administrative charge equal to .15% annually of the net asset value of the Separate Account is assessed daily along with the Annual Contract Fee of $30. The Annual Contract Fee is deducted proportionately from the Subaccounts. For any Contract with amounts allocated to the Subaccounts, the $30 fee is assessed per Contract, not per Portfolio chosen. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. These deductions represent reimbursement for the costs expected to be incurred over the life of the Contract for issuing and maintaining each Contract and the Separate Account.

EXCHANGE FEES

Each Contract Year you may make an unlimited number of free Exchanges between Portfolios and/or General Account Guaranteed Options, provided that after an Exchange no Portfolio or General Account Guaranteed Option may contain a balance less than $250 or $1,000, respectively (except the Dollar Cost Averaging Fixed Account Option). We reserve the right to charge a $15 fee in the future for Exchanges in excess of 12 per Contract Year.

TAXES

We will, where such taxes are imposed on the Company by state law, deduct Premium Taxes that currently range up to 3.5%. These taxes will be deducted from the Accumulated Value or Purchase Payments in accordance with applicable law.

At the time of the filing of this Prospectus, the following state assesses a Premium Tax on all initial and additional Purchase Payments on Non-Qualified
Contracts:

                                            QUALIFIED NON-QUALIFIED
                                            --------- -------------
             South Dakota..................     0%        1.25%

In addition, a number of states currently impose Premium Taxes at the time an Annuity Payment Option (other than a Lump Sum Payment Option) is selected. At the time of the filing of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Contract Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                            QUALIFIED NON-QUALIFIED
                                            --------- -------------
             California....................    .50%       2.35%
             District of Columbia..........   2.25%       2.25%
             Kentucky......................   2.00%       2.00%
             Maine.........................      0%       2.00%
             Nevada........................      0%       3.50%
             West Virginia.................   1.00%       1.00%
             Wyoming.......................      0%       1.00%

Under present laws, the Company will incur state or local taxes (in addition to the Premium Taxes described above) in several states. At present, the Company does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. (See "Federal Tax Considerations," page 25.) Based upon these expectations, no charge is currently being made to the Separate Account for federal income taxes that may be attributable to the Separate Account.

The Company will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

PORTFOLIO EXPENSES

The value of the assets in the Separate Account reflects the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this Prospectus and in each Fund's Prospectus and Statement of Additional Information.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

The contingent deferred sales load or other administrative charges or fees may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where the Company determines that such sales result in savings of sales and/or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract are permitted to purchase Contracts with substantial reduction of the sales load, contingent deferred sales load or other administrative charges or fees or with a waiver or modification of certain minimum or maximum purchase and transaction amounts or balance requirements. Contracts so purchased are for investment purposes only and may not be resold except to the Company.

In no event will reduction or elimination of the contingent deferred sales loads or other fees or charges or waiver or modification of transaction or balance requirements be permitted where such reduction, elimination, waiver or modification will be unfairly discriminatory to any person. Additional information about reductions in charges is contained in the Statement of Additional Information.

MINIMUM BALANCE REQUIREMENT

We will transfer the balance in any Portfolio that falls below $250 (or $1,000 in the case of any General Account Guaranteed Option balance, except the Dollar Cost Averaging Fixed Account Option), due to a partial withdrawal or Exchange, to the remaining Portfolios held under that Contract on a pro rata basis. In the event that the entire value of the Contract falls below $1,000, you may be notified that the Accumulated Value of your account is below the Contract's minimum requirement. You would then be allowed 60 days to make an additional investment before the account is liquidated. Proceeds would be promptly paid to the Contract Owner. The full proceeds would be taxable as a withdrawal. We will not exercise this right with respect to Qualified Contracts.

                     DISTRIBUTIONS UNDER THE CONTRACT

FULL AND PARTIAL WITHDRAWALS

At any time before the Annuity Date and while the Annuitant is living, you may make a partial or full withdrawal of the Contract to receive all or part of the Surrender Value by sending a written request to our Administrative Offices. Full or partial withdrawals may only be made before the Annuity Date and all partial withdrawal requests must be for at least $500. The amount available for full or partial withdrawal is the Surrender Value at the end of the Valuation Period during which the written request for withdrawal is received. The Surrender Value is an amount equal to the Accumulated Value, adjusted to reflect any applicable Market Value Adjustment for amounts allocated to the Multi-Year Guaranteed Rate Option, less any early withdrawal charges for amounts allocated to the One-Year Guaranteed Rate Option, less any amount allocated to the Guaranteed Equity Option, less any applicable contingent deferred sales load (i.e., surrender charge), less any Premium Taxes incurred but not yet deducted. The withdrawal amount may be paid in a lump sum to you, or if elected, all or any part may be paid out under an Annuity Payment Option. (See "Annuity Payment Options," page 22.)

You can make a withdrawal by sending the appropriate Company form to our Administrative Offices. You may not make any full or partial withdrawals from the Guaranteed Equity Option before the end of the guarantee period. Your proceeds will normally be processed and mailed to you within two Business Days after the receipt of the request but in no event will it be later than seven calendar days, subject to postponement in certain circumstances. (See "Deferment of Payment," page 24.)

Partial withdrawals from the Dollar Cost Averaging Fixed Account Option are made on a first-in, first-out basis, so that amounts put into the Dollar Cost Averaging Fixed Account Option first will be withdrawn first. For federal income tax purposes, however, partial withdrawals are generally taken out of earnings first and then purchase payments. (See "Federal Tax Considerations," page 25.)

Payments under the Contract of any amounts derived from premiums paid by check may be delayed until the check has cleared your bank. If, at the time the Contract Owner requests a full or partial withdrawal, he has not provided the

Company with a written election not to have federal income taxes withheld, the Company must by law withhold 10% from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 25.)

Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Account, the total amount paid upon withdrawal of the Contract (taking into account any prior withdrawals) may be more or less than the total Net Purchase Payments made.

LUMP SUM PAYMENT OPTION

You may surrender the Contract at any time while the Annuitant is living and before the Annuity Date. The Surrender Value is equal to the Accumulated Value, adjusted for any Market Value Adjustment or other deductions applicable to amounts allocated to a General Account Guaranteed Option, less any amount allocated to the Guaranteed Equity Option, less any applicable deferred sales load (i.e., surrender charge) and any Premium Taxes incurred but not yet deducted.

SYSTEMATIC WITHDRAWAL OPTION

You may choose to have a specified dollar amount provided to you on a regular basis from the portion of your Contract's Accumulated Value that is allocated to the Portfolios. By electing the Systematic Withdrawal Option, withdrawals may be made on a monthly, quarterly, semiannual or annual basis. The minimum amount for each withdrawal is $100.

This option may be elected by completing the Systematic Withdrawal Request Form. This form must be received by us at least 30 days prior to the date systematic withdrawals will begin. Each withdrawal will be processed on the day and at the frequency indicated on the Systematic Withdrawal Request Form. The start date for the systematic withdrawals must be between the first and twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

A surrender charge will apply when withdrawals in any of the first six Contract Years exceed 10% of that year's beginning Accumulated Value. (See "Charges and Deductions," page 18.) Like any other partial withdrawal, each systematic withdrawal is subject to taxes on earnings. If the owner has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold 10% from the taxable portion of the systematic withdrawal and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 25.) You may wish to consult a tax adviser regarding any tax consequences that might result prior to electing the Systematic Withdrawal Option.

We reserve the right to discontinue offering the Systematic Withdrawal Option upon 30 days' written notice. We also reserve the right to charge a fee for such service.

ANNUITY DATE

You may specify an Annuity Date, which can be no later than the first day of the month after the Annuitant's 85th birthday, without the Company's prior approval. The Annuity Date is the date that Annuity Payments are scheduled to commence under the Contract unless the Contract has been surrendered or an amount has been paid as proceeds to the designated Annuitant's Beneficiary prior to that date.

You may advance or defer the Annuity Date. However, the Annuity Date may not be advanced to a date prior to 30 days after the date of receipt of a written request or, without the Company's prior approval, deferred to a date beyond the first day of the month after the Annuitant's 85th birthday. The Annuity Date may only be changed by written request during the Annuitant's lifetime and must be made at least 30 days before the then-scheduled Annuity Date. The Annuity Date and Annuity Payment Options available for Qualified Contracts may also be controlled by endorsements, the plan or applicable law.

ANNUITY PAYMENT OPTIONS

All Annuity Payment Options (except for the Designated Period Annuity Option) are offered as "Variable Annuity Options." This means that Annuity Payments, after the initial payment, will reflect the investment experience of the Portfolio or Portfolios you have chosen. All Annuity Payment Options are also offered as "Fixed Annuity Options." This means that the amount of each payment will be set on the Annuity Date and will not change. The following Annuity Payment Options are available under the Contract:

Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for the life of two Annuitants and thereafter for the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.

Life Annuity with Period Certain--Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain of not less than 120, 180, or 240 months, as elected.

Installment or Unit Refund Life Annuity--Available as either a Fixed (Installment Refund) or Variable (Unit Refund) Annuity Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain determined by dividing the Accumulated Value by the first Annuity Payment.

Designated Period Annuity--Only available as a Fixed Annuity Option. Monthly Annuity Payments are paid for a Period Certain as elected, which may be from 10 to 30 years.

Before the Annuity Date and while the Annuitant is living, you may change the Annuity Payment Option by written request. The request for change must be made at least 30 days prior to the Annuity Date and is subject to the approval of the Company. If an Annuity Payment Option is chosen that depends on the continuation of the life of the Annuitant, proof of birth date may be required before Annuity Payments begin. For Annuity Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Payment will generally be greater.

All or part of the Accumulated Value may be placed under one or more Annuity Payment Options. If Annuity Payments are to be paid under more than one option, the Company must be told what part of the Accumulated Value is to be paid under each option.

If at the time of any Annuity Payment you have not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portions of such Annuity Payment and remit that amount to the federal government.

In the event that an Annuity Payment Option is not selected, the Company will make monthly Annuity Payments that will go on for as long as the Annuitant lives (120 payments guaranteed) in accordance with the Life Annuity with Period Certain Option and the annuity benefit sections of the Contract. That portion of the Accumulated Value that has been held in a Portfolio prior to the Annuity Date will be applied under a Variable Annuity Option based on the performance of that Portfolio. Subject to approval by the Company, you may select any other Annuity Payment Option then being offered by the Company. All Fixed Annuity Payments and the initial Variable Annuity Payment are guaranteed to be not less than as provided by the Annuity Tables and the Annuity Payment Option elected by the Contract Owner. The minimum payment, however, is $100. If the Accumulated Value is less than $5,000, or less than $2,000 for Texas Contract Owners, the Company has the right to pay that amount in a lump sum. From time to time, the Company may require proof that the Annuitant or Contract Owner is living. Annuity Payment Options are not available to: (1) an assignee; (2) any other than a natural person, except with the consent of the Company.

We may, at the time of election of an Annuity Payment Option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables found in the Contract.

The value of Variable Annuity Payments will reflect the investment experience of the chosen Portfolio. Only one Variable Annuity Option may be chosen from among those made available by the Company for each Portfolio. The Annuity Tables, which are contained in the Contract and are used to calculate the value of the initial Variable Annuity

Payment, are based on an assumed interest rate of 4%. If the actual net investment experience exactly equals the assumed interest rate, then the Variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the Variable Annuity Payments will increase; conversely, they will decrease if the actual experience is lower. The method of computation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed perods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

After the Annuity Date, you may change the Portfolio funding the Variable Annuity Payments on the appropriate Company form or by calling our Administrative Offices at 1-800-797-9177.

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep the Company informed of the Payee's current address of record.

DEATH BENEFIT

Generally, federal tax law requires that if any Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the Primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

DEATH OF ANNUITANT BEFORE ANNUITY DATE

If the Annuitant dies prior to the Annuity Date, an amount will be paid as proceeds to the Annuitant's Beneficiary. The Death Benefit is calculated and is payable upon receipt of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date. Upon receipt of this proof, the Death Benefit will be paid within seven days, or as soon thereafter as the Company has sufficient information about the Annuitant's Beneficiary to make the payment. The Annuitant's Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Payment Options.

The Death Benefit is the greater of:

  (1) The Accumulated Value on the date we receive due Proof of Death; or

  (2) The Adjusted Death Benefit.

During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

DEATH OF ANNUITANT ON OR AFTER ANNUITY DATE

The Death Benefit, if any, payable if the Annuitant dies on or after the Annuity Date depends on the Annuity Payment Option selected. Upon the Annuitant's death, the remaining portion of the value of the Contract will be distributed to the Annuitant's Beneficiary at least as rapidly as under the method of distribution being used on the date of the Annuitant's death.

DESIGNATION OF AN ANNUITANT'S BENEFICIARY

The Contract Owner may select one or more Annuitant's Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant is living, the Contract Owner may change the Annuitant's Beneficiary by sending us the appropriate Company form. Such change will take effect on the date such form is signed by the Contract Owner but will not affect any payment made or other action taken before the Company acknowledges such form. You may also make the designation of Annuitant's Beneficiary irrevocable by sending us the appropriate Company form and obtaining approval from the Company. Changes in the Annuitant's Beneficiary may then be made only with the consent of the designated irrevocable Annuitant's Beneficiary.

If the Annuitant dies prior to the Annuity Date, the following will apply unless the Contract Owner has made other provisions.

  (a) If there is more than one Annuitant's Beneficiary, each will share in the Death Benefits equally;

  (b) If one or two or more Annuitant's Beneficiaries have already died, that share of the Death Benefit will be paid equally to the survivor(s);

  (c) If no Annuitant's Beneficiary is living, the proceeds will be paid to the Contract Owner;

  (d) If an Annuitant's Beneficiary dies at the same time as the Annuitant, the proceeds will be paid as though the Annuitant's Beneficiary had died first. If an Annuitant's Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, proceeds will be paid as though the Annuitant's Beneficiary had died first.

If an Annuitant's Beneficiary who is receiving Annuity Payments dies, any remaining payments certain will be paid to the Annuitant's Beneficiary's named beneficiary(ies) when due. If no Annuitant's Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is the Annuitant, this right will pass to his or her estate. If a Life Annuity with Period Certain option was elected, and if the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid to the Annuitant's Beneficiary or your designated Payee.

DEATH OF CONTRACT OWNER

DEATH OF CONTRACT OWNER BEFORE ANNUITY DATE. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies before the Annuity Date, the entire value of the Contract must be distributed within five years of the date of death. First exception: If the entire interest is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid as an annuity over his or her life or over a period certain not to exceed his or her life expectancy as long as the payments begin within one year of the date of death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person named by the Owner as a beneficiary and who becomes Owner of the Contract upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Annuitant's Beneficiary is entitled to the Death Benefit. In this regard, see "Death of Annuitant Before Annuity Date," page 23.

DEATH OF CONTRACT OWNER ON OR AFTER ANNUITY DATE. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies on or after the Annuity Date, the remaining portions of the value of the Contract must be distributed at least as rapidly as under the method of distribution being used on the date of death.

NON-NATURAL PERSON AS CONTRACT OWNER. Where the Contract Owner is not a natural person, the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Code defines a primary Annuitant as the individual who is of primary importance in affecting the timing or the amount of payout under a Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the primary Annuitant is also treated as the death of the Contract Owner for purposes of federal tax law.

DEFERMENT OF PAYMENT

Payment of any cash withdrawal or lump sum Death Benefit due from the Separate Account will occur within seven days from the date the election becomes effective except that the Company may be permitted to defer such payment if:
(1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is otherwise restricted; or (2) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (3) the SEC permits a delay for the protection of Contract Owners.

As to amounts allocated to the General Account, we may, at any time, defer payment of the Surrender Value for up to six months after we receive a request for it. We will allow interest of at least 4% annually on any Surrender Value payment derived from the General Account that we defer 30 days or more.

                          FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The ultimate effect of federal income taxes on the amounts paid for the Contract, on the investment return on assets held under a Contract, on Annuity Payments, and on the economic benefits to the Contract Owner, Annuitant or Annuitant's Beneficiary, depends on the terms of the Contract, the Company's tax status and upon the tax status of the individuals concerned. The following discussion is general in nature and is not intended as tax advice. You should consult a tax adviser regarding the tax consequences of purchasing a Contract. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws, the Treasury regulations or the current interpretations by the Internal Revenue Service. We reserve the right to make uniform changes in the Contract to the extent necessary to continue to qualify the Contract as an annuity. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying Prospectuses for the Funds.

TAXATION OF ANNUITIES IN GENERAL

GENERAL RULE OF TAX DEFERRAL

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under it. However, under certain circumstances, the increase in value may be subject to current federal income tax. (See "Annuity Contracts Owned by Non-Natural Persons," page 26 and "Diversification Standards," page 27.)

TAXATION OF FULL OR PARTIAL WITHDRAWALS

Section 72 provides that the proceeds of a full or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract," as that term is defined in the Code. The "investment in the Contract" can generally be described as the cost of the Contract, and generally constitutes all Purchase Payments paid for the Contract less any amounts received under the Contract that are excluded from the individual's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

Upon receipt of a full or partial withdrawal or an Annuity Payment under the Contract, you will be taxed if the value of the Contract exceeds the investment in the Contract. Ordinarily, the taxable portion of such payments will be taxed at ordinary income tax rates. Partial withdrawals are generally taken out of earnings first and then investment in the Contract.

TAXATION OF ANNUITY PAYMENTS

For Fixed Annuity Payments, in general, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income tax rates. For Variable Annuity Payments, in general, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income tax rates. Once the excludible portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after tax contributions, the Contract Owner is entitled to exclude the portion of each withdrawal or annuity payment constituting a return of after tax contributions. Once all of your tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

TAX WITHHOLDING

Withholding of federal income taxes on all distributions is required unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, taxes will be withheld on distributions to non-resident aliens at a 30% flat rate unless an exemption from withholding applies under the applicable tax treaty.

PENALTY TAXES

With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals (i) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, the death of the primary Annuitant, who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts; (ii) attributable to the taxpayer's becoming disabled within the meaning of Code
Section 72(m)(7); (iii) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from a qualified plan (note, however, other penalties may apply); (v) under a qualified funding asset (as defined in Code
Section 130(d)); (vi) under an immediate annuity contract as defined in
Section 72(u)(4); (vii) allocable to the investment in the Contract prior to August 14, 1982; or (viii) that are purchased by an employer on termination of certain types of qualified plans and that are held by the employer until the employee separates from service. Other tax penalties may apply to certain distributions as well as to certain contributions and other transactions under Qualified Contracts.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iii) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2. The tax penalty may also not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Code used to pay qualified higher education expenses or the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where the Contract is held by a non-natural person (for example, a corporation), the Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is includible in taxable income each year. The rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. If an employer is the nominal owner of a Qualified Contract, and the beneficial owners are employees, then the Qualified Contract is not treated as being held by a non-natural person. The rule also does not apply where the Contract is acquired by the estate of a decedent, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased by an employer on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity, as defined under
Section 72(u)(4) of the Code.

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code
Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. The aggregation rules do not apply to immediate annuities as defined under Section 72(u)(4) of the Code. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts.

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The investment in the Contract of the transferee will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to those transfers between spouses or former spouses incident to a divorce which are governed by Code Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership of a Contract, a collateral assignment or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant or beneficiary that are not discussed herein. A Contract Owner contemplating such a transfer or assignment of a Contract should contact a tax adviser with respect to the potential tax effects of such a transaction.

THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

DIVERSIFICATION STANDARDS

To comply with certain diversification regulations (the "Regulations") under Code Section 817(h), after a start up period, each Subaccount of the Separate Account will be required to diversify its investments. The Regulations generally require that on the last day of each quarter of a calendar year, no more than 55% of the value of each Subaccount is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the percentage limitations by looking through to the assets of the Portfolios in which each such division invests. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of those limitations.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance concerning the extent to which Contract Owners may direct their investments to particular divisions of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or ruling are issued, the Contracts may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contracts, as necessary, to prevent the Contract Owner from being considered the owner of assets of the Separate Account.

We intend to comply with the Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

403(B) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code; except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in this Prospectus.

The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, and (b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made over the outstanding balance of loans on the date of the current loan. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

On the first Business Day of each calendar month, the Company will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fee is charged for each loan. The remainder of each repayment will be credited to the individual account.

If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distributions under the Contract and paid to us. Any loan payment which is not made when due, plus interest, will be treated as a distribution, as permitted by law. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless instructed to the contrary by the Annuitant, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options--except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan--however, the interest rate credited will never be less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that the Company receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made, unless the Annuitant specifies otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

If a partial surrender is taken from your individual account due to nonpayment of a billed quarterly installment, the date of the surrender will be the first business day following the 30 calendar day period in which the repayment was due.

Prepayment of the entire loan is allowed. At the time of prepayment, the Company will bill you for any accrued interest. The Company will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Annuitant dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If the individual account is surrendered, with an outstanding loan balance, due to the Contract Owner's death or the election of an Annuity Payment Option, the outstanding loan balance and accrued interest will be deducted.

The Company may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since the Company has no information concerning the outstanding loans that you may have with other companies, it will only use the information available under Contracts issued by the Company.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service. Surrenders are also allowed if the Contract Owner can show "hardship," as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions. (See "Taxation of Annuities in General," page 25.)

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions (See "Taxation of Annuities in General," page 25.)

The Company believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. The Company further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.

                              GENERAL INFORMATION

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds, or of another registered, open-end management investment company, if the shares of the Portfolios are no longer available for investment, or, if in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

New Portfolios may be established at the discretion of the Company. Any new Portfolios will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Portfolios if marketing, tax, investment or other conditions so warrant.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

VOTING RIGHTS

The Funds do not hold regular meetings of shareholders. The Directors/Trustees of each Fund may call special meetings of shareholders as may be required by the 1940 Act or other applicable law. To the extent required by law, the Portfolio shares held in the Separate Account will be voted by the Company at shareholder meetings of each Fund in accordance with instructions received from persons having voting interests in the corresponding Portfolio. Fund shares as to which no timely instructions are received or shares held by the Company as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

The number of votes that are available to a Contract Owner will be calculated separately for each Portfolio. That number will be determined by applying his or her percentage interest, if any, in a particular Portfolio to the total number of votes attributable to the Portfolio.

Prior to the Annuity Date, a Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the corresponding Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by such Fund.

YEAR 2000 MATTERS

  In March 1997, the Company adopted and currently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process that ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. The Company has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

  The Plan has four specific objectives: (1) to develop an inventory of all applications; (2) to evaluate all applications in the inventory to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) to estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) to define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is anticipated that all compliance issues will be resolved by December 1998.

  As of the date of this Prospectus, the Company has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

  The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failures to act) of third parties beyond its knowledge or control.

AUDITORS

Ernst & Young LLP serves as independent auditors for the Separate Account and the Company and will audit their financial statements annually.

LEGAL MATTERS

Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C., has provided legal advice relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of Missouri law pertaining to the validity of the Contract and the Company's right to issue such Contracts have been passed upon by Gregory E. Miller-Breetz, Esquire, on behalf of the Company.

          TABLE OF CONTENTS FOR THE PROVIDIAN MARQUEE VARIABLE ANNUITY

                      STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
THE CONTRACTS..................................................................2
  Computation of Variable Annuity Income Payments............................2
  Exchanges..................................................................3
  Exceptions to Charges and to Transaction or Balance Requirements...........3
GENERAL MATTERS................................................................3
  Non-Participating..........................................................3
  Misstatement of Age or Sex.................................................3
  Assignment.................................................................4
  Annuity Data...............................................................4
  Annual Statement...........................................................4
  Incontestability...........................................................4
  Ownership..................................................................4
PERFORMANCE INFORMATION........................................................4
  Money Market Subaccount Yields.............................................5
  30-Day Yield for Non-Money Market Subaccounts..............................5
  Standardized Average Annual Total Return for Market Subaccounts............5
ADDITIONAL PERFORMANCE MEASURES................................................7
  Non-Standardized Actual Total Return and Non-Standardized Actual Average
  Annual Total Return........................................................7
  Non-Standardized Total Return Year-to-Date................................10
  Non-Standardized One Year Return..........................................11
  Non-Standardized Hypothetical Total Return and Non-Standardized
  Hypothetical Average Annual Total  Return.................................12

  Individualized Computer Generated Illustrations......................26

PERFORMANCE COMPARISONS..................................................26

SAFEKEEPING OF ACCOUNT ASSETS............................................28

THE COMPANY..............................................................28

STATE REGULATION.........................................................28

RECORDS AND REPORTS......................................................29

DISTRIBUTION OF THE CONTRACTS............................................29

LEGAL PROCEEDINGS........................................................29

OTHER INFORMATION........................................................29

FINANCIAL STATEMENTS.....................................................29

                                  APPENDIX A

THE GENERAL ACCOUNT

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 ("1933 Act"), nor under the 1940 Act. Thus, neither our General Account, nor any interest therein are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the Company has been advised that the staff of the SEC has not reviewed the disclosure in this Appendix relating to the General Account. These disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Note: The General Account Guaranteed Options, or certain of them, are currently available for sale in most, but not all, states. Please check with your sales representative for details of the availability of these features before purchasing.

Note: The following descriptions of the General Account Guaranteed Options apply to Contracts issued on or after May 1, 1997. Contract Holders with Contracts issued before that date should refer to the discussion of the General Account Guaranteed Options in the prospectus which preceded or accompanied their purchase of the Contract.

The General Account contains all of the assets of the Company other than those in the separate accounts we establish. The Company has sole discretion to invest the assets of the General Account, subject to applicable law. Allocation of any amounts to the General Account does not entitle you to share directly in the investment experience of these assets.

There are four fixed options under the General Account: the Dollar Cost Averaging Fixed Account Option, the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option, each described below.

              The Dollar Cost Averaging Fixed Account Option

The Dollar Cost Averaging Fixed Account Option may not be available in all states. Please see your sales representative for details of the availability of this option before purchasing.

The Dollar Cost Averaging Fixed Account Option has a one-year interest rate guarantee. The current interest rate the Company credits may vary on different portions of the Dollar Cost Averaging Fixed Account Option. The credited interest rate will never be less than the minimum effective annual interest rate of 3%.

If prior to the Annuity Date your have at least $5,000 in Dollar Cost Averaging Fixed Account, you may choose to have a specified dollar amount transferred from this Account to any Portfolios in the Separate Account on a monthly basis. The automatic transfer will occur monthly on a first-in, first-out basis, so that amounts put into the Account first will be transferred out of the Account first.

The main objective of Dollar Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to Portfolios each month, more units are purchased in a Portfolio if the value per unit is low and fewer units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the customer order form or at a later date. The minimum amount that may be transferred each month into any Portfolio is $250. The maximum amount that may be transferred is equal to the Accumulated Value in the Dollar Cost Averaging Fixed Account Option when elected, divided by 12.

If the Company receives a Dollar Cost Averaging Fixed Account Option request prior to the 28th day of any month, the first transfer from the Dollar Cost Averaging Fixed Account Option will occur on the 28th day of that month. If the Company receives a Dollar Cost Averaging Fixed Account Option request on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The dollar amount will be allocated to the Portfolios in the proportions you specify (in whole percentages only) on the appropriate Company form. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year. You may change the choice of Portfolios to which transfers are allocated at any time. The Company must receive notice of any change on the appropriate Company form or by telephone at least seven days before the next transfer date. Transfers must be scheduled for at least six, but not more than twenty-four, months each time the Dollar Cost Averaging Fixed Account Option is elected.

Prior to the Annuity Date, no Exchanges (except through Dollar Cost Averaging) will be allowed from the Dollar Cost Averaging Fixed Account. On the Annuity Date, any funds remaining in the Dollar Cost Averaging Fixed Account will be applied to the Annuity Payment Option selected.

You may discontinue automatic transfers from the Dollar Cost Averaging Fixed Account Option after satisfying the minimum number of required transfers by contacting the Company by phone or by written notice at least seven days before the next transfer date. If for any reason you terminate automatic transfers from the Dollar Cost Averaging Fixed Account, any remaining value attributable to the Dollar Cost Averaging Fixed Account will remain in the Dollar Cost Averaging Fixed Account and will continue to earn interest until such time as you either restart automatic transfers or make a full withdrawal of the funds. If you wish to restart automatic transfers but have less than $5,000 in the Dollar Cost Averaging Fixed Account, an exception will be made and automatic transfers will continue until the value in the Dollar Cost Averaging Fixed Account is depleted. After such a resumption of automatic transfers, you will not be able to discontinue the automatic transfers until the value in the Dollar Cost Averaging Fixed Account is depleted.

The Company may defer payment of a partial or full withdrawal from the Dollar Cost Averaging Fixed Account Option for up to six months from its receipt of written notice.

                                    PART 1

If your state of issue is any state other than IN, MD, MA, OK, PA, or TX, this
Part 1 describes the General Account Guaranteed Options (other than the Dollar Cost Averaging Fixed Account Option) applicable to your Contract. Check with your sales representative for additional details regarding availability. For other states, please see Part 2 to this Appendix.

                        One-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. Any allocations you make to the one-year guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each one-year guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by the Company at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amounts allocated, plus 3% annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the one-year guarantee period. However, for any amounts so transferred and for full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the one-year guarantee period, we will deduct an amount equal to the interest earned on the amount transferred or withdrawn during the previous 90 days at the applicable one-year rate, subject to a guarantee that any amounts allocated to this General Account Guaranteed Option will earn interest of at least 3% annually. For full and partial withdrawals of amounts allocated to this General Account Guaranteed Option, we will also deduct any applicable surrender charge.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the one-year guarantee period, you may, without loss of interest, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option. Notice of such an election must be provided to the Company by phone or in writing no later than 10 days after the end of the one-year guarantee period (and each subsequent one-year guarantee period). If no such election is made, your Accumulated Value will automatically be renewed under this option for the next one-year guarantee period.

                       Multi-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. You may select any guarantee period then offered. The Company currently expects to offer guarantee periods of two to ten years, inclusive but reserves the right to change such offerings in its discretion. Any allocations you make to a guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by the Company applicable to the guarantee period you select at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amount initially allocated, plus 3%, compounded annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the selected guarantee period. However, for any amounts so transferred we will apply a Market Value Adjustment (as described below) against such amounts. For full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the selected guarantee period, we will apply a Market Value Adjustment (as described below) against such amounts withdrawn and we will deduct any applicable surrender charge.

The Market Value Adjustment ("MVA") Factor for the Multi-Year Guaranteed Rate Option will be as follows:

                                N X (B-E)
                                   12

where N=the number of months left in the guarantee period at the time of the transfer or surrender (including any partial months which will count as full months for purposes of this calculation).

  B=the interest rate in effect for the applicable guarantee period which was declared on the date of the applicable allocation.

  E=the constant maturity Treasury rate for the duration equal to that of the applicable guarantee period (or, if not published, the published constant maturity rate of the next longest maturity).

The MVA is applied to the Accumulated Value in order to determine the net amount of the transfer or surrender under this option. Generally, if the declared interest rate at the beginning of the guarantee period is lower than the applicable constant maturity Treasury rate prevailing at the time of the transfer or surrender, then the application of the MVA will result in a lower payment upon transfer or surrender. Similarly, if the declared rate at the beginning of the guarantee period is higher than the prevailing applicable constant maturity Treasury rate at the time of transfer or surrender, then the application of the MVA will result in a higher payment upon transfer or surrender.

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five-year guarantee period is affected by a positive Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate of a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months of the guarantee period remaining and the five-year constant maturity Treasury rate is 7%.

  Accumulated Value = $108,000

     MVA Factor = 48 X (.08 - .07) = 4 X .01 = .04
                 12

      Adjustment = $108,000 x .04 = $4,320

                = $108,000 + $4,320 = $112,320 = Net amount of transfer or surrender (before application of a surrender charge)

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five year guarantee period is affected by a negative Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate for a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months remaining in the guarantee period and the five-year constant maturity Treasury rate is 9%.

  Accumulated Value = $108,000

     MVA Factor = 48 X (.08 - .09) = 4 X- .01 = -.04
                 12

      Adjustment = $108,000 X -.04 = -$4,320

                = $108,000 - $4,320 = $103,680 = Net amount of transfer or surrender (before application of a surrender charge)

Notwithstanding application of a negative Market Value Adjustment, any Net Purchase Payments allocated to this General Account Guaranteed Option will earn interest of at least 3%, compounded annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the selected guarantee period and within a ten-day period starting on the first day of any automatic renewal (as described below), you may, without loss of interest, elect to transfer any or all of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option for any guarantee period then available whose ending date is not later than the Annuity Date at a rate the Company declares at the time of renewal. Such election may also be provided in writing to the Company before the end of the guarantee period (and each subsequent guarantee period). If no election is made, your Accumulated Value will automatically be renewed under this option for another guarantee period of the same duration as the one just ended at a rate we declare at the time of the renewal. In cases where such a renewal would result in a guarantee period whose ending date is later than the Annuity Date, we will transfer the value of that allocation to the Federated Money Market Portfolio.

                           Guaranteed Equity Option

You may allocate your Accumulated Value to this option as of the first business day of each month. Any allocations you make must be at least $1,000.

On the date you make an allocation to this option the Company will declare:
(a) the duration of the guarantee period applicable to the allocation; (b) the duration of the Averaging Period and (c) the Participation Rate. (The Averaging Period and the Participation Rate are described below.) Each allocation will have its own guarantee period, Averaging Period and Participation Rate.

During the guarantee period applicable to Accumulated Value allocated to this option, the Company will credit 90% of the amount allocated plus interest at a guaranteed annual effective rate of 3%, compounded annually. At the end of the guarantee period we will credit an additional amount equal to the amount by which (x) exceeds (y), where (x) equals the amount allocated plus a declared portion of the percentage change in the S&P 500 Composite Stock Price Index ("S&P 500 Index") from its value on the date Accumulated Value is allocated to a value determined at the end of the guarantee period multiplied by the amount allocated (all calculated as described below); and (y) equals 90% of the amount allocated plus the total amount of interest credited during the guarantee period.

The amount (x) in the preceding paragraph is equal to (i) the amount allocated to the applicable guarantee period plus (ii) the amount allocated multiplied by the following factor:

                      PR X [(EV/SV)-1]

where PR = the Participation Rate;

   EV= the average closing values of the S&P 500 Index on the last business day of each month during the Averaging Period; and

   SV= the closing value of the S&P 500 Index on the date Accumulated Value is allocated to this option.

The "Participation Rate" is the rate at which you participate in the percentage change of the S&P 500 Index for an allocation as used in the calculation above. It will be declared by the Company with respect to each allocation to this option. In no event will the Participation Rate be less than 0%.

The "Averaging Period" is the number of months prior to the end of an allocation's guarantee period that we will use to determine the ending value of the S&P 500 Index for that allocation's guarantee period for purposes of this option as used in the calculation above. It will be declared by the Company with respect to each allocation to this option. In no event will the Averaging Period be less than one.

("S&P" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Company.)

THIS OPTION IS ILLIQUID FOR THE ENTIRE GUARANTEE PERIOD AND, ACCORDINGLY, DOES NOT PERMIT ANY EXCHANGES OR REALLOCATIONS OF ACCUMULATED VALUE TO THE SUBACCOUNTS OR OTHER GENERAL ACCOUNT GUARANTEED OPTIONS OR FULL OR PARTIAL WITHDRAWALS DURING SUCH GUARANTEE PERIOD. However, during such guarantee period, the Accumulated Value allocated under this option may be annuitized under any of the Annuity Payment Options.

(The S&P 500 Index is a stock price index. Its composition and calculation does not include dividends, if any, paid upon component stocks of the index nor reinvestment, if any, or such dividends.)

At the end of the guarantee period, you may, without loss of earnings, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts, transfer into another General Account Guaranteed Option or renew your participation in this option. Such election must be received by the Company no later than 30 days prior to the end of the guarantee period. If no election is received, your Accumulated Value will automatically be transferred to the Federated Prime Money Portfolio.

                                    PART 2

If your state of issue is IN, MD, MA, OK, PA, or TX, this Part 2 describes the General Account Guaranteed Options (other than the Dollar Cost Averaging Fixed Account Option) applicable to your Contract. Check with your sales representative for additional details regarding availability. For other states, please see Part 1 to this Appendix.

                        One-Year Guaranteed Rate Option

Note: In certain marketing and customer communication materials, including the customer order form and Contract, the One-Year Guaranteed Rate Option may be titled the "One-Year Guaranteed Index Rate Option" and this term is used in the description below.

You may allocate your Accumulated Value to this option at any time. The Accumulated Value you allocate under this option earns interest equal to 80% of the one-year constant maturity Treasury rate at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amounts allocated, plus 3%, compounded annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the one-year guarantee period. However, for any amounts so transferred we will deduct an amount equal to the interest the transferred value earned over the previous 90 days at the applicable one-year rate. For full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the one-year guarantee period, we will deduct an amount equal to the interest earned on the amount withdrawn during the previous 90 days at the applicable one-year rate plus we will deduct any applicable surrender charge.

At the end of the one-year guarantee period, you may, without loss of interest, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option. Notice of such an election must be provided to the Company no later than 15 days after the end of the one-year guarantee period (and each subsequent one-year guarantee period). If no such election is made, your Accumulated Value will automatically be renewed under this option for the next one-year guarantee period.

                       Multi-Year Guaranteed Rate Option

Note: In certain marketing and customer communication materials, including the customer order form and Contract, the Multi-Year Guaranteed Rate Option may be titled the "Five-Year Guaranteed Index Rate Option" and this term is used in the description below.

You may allocate your Accumulated Value to this option at any time. The only available guarantee period is five-years. The Accumulated Value you allocate under this option earns interest equal to 90% of the five-year constant maturity Treasury rate at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amount initially allocated, plus 3%, compounded annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the five-year guarantee period. However, for any amounts so transferred we will apply a Market Value Adjustment (as described below) against such amounts. For full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the five-year guarantee period, we will apply a Market Value Adjustment (as described below) against such amounts withdrawn plus we will deduct any applicable surrender charge.

The Market Value Adjustment ("MVA") Factor for the Five-Year Guaranteed Index Rate Option will be as follows:

                         N                       X                                      (B - E)
                        ---                                                             -------
                        12                                                               1 + E

where N
   =the number of months left in the five-year guarantee period at the time of the transfer or surrender (including any partial months which will count as full months for purposes of this calculation);

B =the applicable five-year constant maturity Treasury rate at the beginning of the five-year guarantee period; and

E =the applicable five-year constant maturity Treasury rate at the time of the transfer or surrender.

The MVA is applied to the Accumulated Value in order to determine the net amount of the transfer or surrender under this option prior to the deduction of any applicable surrender charge. Generally, if the five-year constant maturity Treasury rate at the beginning of the five-year guarantee period is lower than the five-year constant maturity Treasury rate prevailing at the time of the transfer or surrender, then the application of the MVA will result in a lower payment upon transfer or surrender. Similarly, if the five-year constant maturity Treasury rate at the beginning of the five-year guarantee period is higher than the prevailing five-year constant maturity Treasury rate at the time of transfer or surrender, then the application of the MVA will result in a higher payment upon transfer or surrender.

The following is an example of how your Accumulated Value under the Five-Year Guaranteed Index Rate Option is affected by a positive Market Value
Adjustment:

Assume an initial allocation of $100,000 when the five-year constant maturity Treasury rate is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months of the guarantee period remaining and the five-year constant maturity Treasury rate is 7%.

  Accumulated Value = $108,000

     MVA Factor = 48 X .08 - .07 = 4 X .00935 = .0374
                   12  1 + .07

      Adjustment = $108,000 X .0374 = $4,039

                 = $108,000 + $4,039 = $112,039 = Net amount of transfer or surrender (before application of a surrender charge)

The following is an example of how your Accumulated Value under the Five-Year Guaranteed Index Rate Option is affected by a negative Market Value
Adjustment:

Assume an initial allocation of $100,000 when the five-year constant maturity Treasury rate is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months remaining in the guarantee period and the five-year constant maturity Treasury rate is 9%.

  Accumulated Value = $108,000

     MVA Factor = 48 X .08 - .09 = 4 X -.00917 = -.0367
                   12  1 + .09

      Adjustment = $108,000 X -.0367 = -$3,964

                 = $108,000 - $3,964 = $104,036 = Net amount of transfer or surrender (before application of a surrender charge)

Notwithstanding application of a negative Market Value Adjustment under the Five-Year Guaranteed Index Rate Option, any Net Purchase Payments allocated to this General Account Guaranteed Option will earn interest of at least 3%, compounded annually.

At the end of the five-year guarantee period, you may, without loss of interest, elect to transfer any or all of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option. Such election must be provided to the Company before the end of the five-year guarantee period (and each subsequent five-year guarantee period). If no election is made, your Accumulated Value will automatically be renewed under this option for the next five-year guarantee period.

                           Guaranteed Equity Option

Note: In certain marketing and customer communication materials, including the customer order form and Contract, and the Guaranteed Equity Option may be titled the "Five-Year Guaranteed Equity Option" and this term is used in the description below.

You may allocate your Accumulated Value to this option as of the first business day of each month, provided however that, such allocation may occur only after the sixth Contract Year. During the five-year guarantee period applicable to Accumulated Value allocated to this option, we will credit interest at a guaranteed annual effective rate of 3%, compounded annually. At the end of the five-year guarantee period we will credit additional interest in an amount equal to the amount by which (a) exceeds (b), where: (a) equals the percentage change in the S&P 500(R) Composite Stock Price Index ("S&P 500(R) Index") from the date Accumulated Value is allocated to the end of the five-year guarantee period, multiplied by the amount allocated; and (b) equals the total amount of interest credited during the five-year guarantee period. ("S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Company.)

THIS OPTION IS ILLIQUID FOR THE ENTIRE FIVE-YEAR GUARANTEE PERIOD AND, ACCORDINGLY, DOES NOT PERMIT ANY EXCHANGES OR REALLOCATIONS OF ACCUMULATED VALUE TO THE SUBACCOUNTS OR OTHER GENERAL ACCOUNT GUARANTEED OPTIONS OR FULL OR PARTIAL WITHDRAWALS DURING SUCH FIVE-YEAR PERIOD. However, during such guarantee period, the Accumulated Value allocated under this option may be annuitized under any of the Annuity Payment Options.

At the end of the five-year guarantee period, you may, without loss of earnings, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts, transfer into another General Account Guaranteed Option or renew your participation in this option. Such election must be received by the Company no later than 30 days prior to the end of the five-year guarantee period. If no election is received, your Accumulated Value will automatically be transferred to Fidelity Money Market. This option may not be available at all times.

              DISCLAIMER REGARDING STANDARD & POOR'S(R) 500 INDEX

  The Guaranteed Equity Option (the "GEO") is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to investors in the GEO or any member of the public regarding the advisability of investing in securities generally or in the GEO particularly or the ability of the S&P 500(R) Index to track general stock market performance. S&P's only relationship to Providian Life and Health Insurance Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) Index which is determined, composed and calculated by S&P without regard to Providian Life and Health Insurance Company or the GEO. S&P has no obligation to take the needs of Providian Life and Health Insurance Company or the investors in the GEO into consideration in determining, composing or calculating the S&P 500(R) Index. S&P is not responsible for and has not participated in the determination of the timing of the issuance or sale or quantities of the GEO or in the determination or calculation of the equation by which the GEO is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the GEO.

  S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY, INVESTORS IN THE GEO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT V
                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
                      PROVIDIAN MARQUEE VARIABLE ANNUITY

                                  Offered by
                  Providian Life and Health Insurance Company
                          (A Missouri Stock Company)
                            Administrative Offices
                                P.O. Box 32700
                          Louisville, Kentucky 40232

                                  ----------

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Providian Marquee variable annuity contract (the "Contract,") offered by Providian Life and Health Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated May 1, 1998, by calling 1-800-797-9177 or by writing to our Administrative Offices, P.O. Box 32700, Louisville, Kentucky 40232. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                  May 1, 1998

TABLE OF CONTENTS                                                           PAGE
-----------------                                                           ----

THE CONTRACTS...............................................................  2
 Computation of Variable Annuity Income Payments............................  2
 Exchanges..................................................................  3
 Exceptions to Charges and to Transaction or Balance Requirements...........  3
GENERAL MATTERS.............................................................  3
 Non-Participating..........................................................  3
 Misstatement of Age or Sex.................................................  3
 Assignment.................................................................  4
 Annuity Data...............................................................  4
 Annual Statement...........................................................  4
 Incontestability...........................................................  4
 Ownership..................................................................  4
PERFORMANCE INFORMATION.....................................................  4
 Money Market Subaccount Yields.............................................  5
 30-Day Yield for Non-Money Market Subaccounts..............................  5
 Standardized Average Annual Total Return for Subaccounts...................  5
ADDITIONAL PERFORMANCE MEASURES.............................................  7
 Non-Standardized Actual Total Return and Non-Standardized Actual Average
  Annual Total Return.......................................................  7
 Non-Standardized Total Return Year-to-Date................................. 10
 Non-Standardized One Year Return........................................... 11
 Non-Standardized Hypothetical Total Return and Non-Standardized
  Hypothetical Average Annual Total Return.................................. 12

 Individualized Computer Generated Illustrations............................ 26
PERFORMANCE COMPARISONS..................................................... 26
SAFEKEEPING OF ACCOUNT ASSETS............................................... 28
THE COMPANY................................................................. 28
STATE REGULATION............................................................ 28
RECORDS AND REPORTS......................................................... 29
DISTRIBUTION OF THE CONTRACTS............................................... 29
LEGAL PROCEEDINGS........................................................... 29
OTHER INFORMATION........................................................... 29
FINANCIAL STATEMENTS........................................................ 29

                                 THE CONTRACTS

In order to supplement the description in the applicable Prospectus and Appendix A thereto, the following provides additional information about the Contract which may be of interest to Contract Owners.


COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment. The Company may, at the time annuity income payments are computed, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

     (a)  =   the Annuity Unit Value for the immediately preceding Business Day;

     (b)  =   the Net Investment Factor for the day;

     (c)  =   the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a)  =   any increase or decrease in the value of the Subaccount due to investment results;

     (b)  =   a daily charge assessed at an annual rate of 1.25% for the mortality and expense risks assumed by the Company;

     (c)  =   a daily charge for the cost of administering the Contract
              corresponding to an annual charge of .15% of the value of the Subaccount plus the Annual Contract Fee.


The Annuity Tables contained in the Contracts are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in

Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the Exchange Date). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, the Company will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TRANSACTION OR BALANCE REQUIREMENTS

In addition to the Purchase Payment breakpoints discussed in the applicable Prospectus, the Company may impose reduced sales loads, administrative charges or other deductions from Purchase Payments in certain situations where the Company expects to realize significant economies of scale or other economic benefits with respect to the sales of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of Contract equal to $1,000,000. As a result, the applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.


The Company may also impose reduced sales loads and reduced administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract. The Company may also grant waivers or modifications of certain minimum or maximum purchase and transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

                                GENERAL MATTERS

NON-PARTICIPATING

The Contract is non-participating. No dividends are payable and the Contract will not share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE OR SEX

The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, the Company will (1) in the case of underpayment, pay the full amount due with the next payment; (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives the appropriate Company form notifying the Company of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the appropriate Company form.

ANNUITY DATA

The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

ANNUAL STATEMENT

Once each Contract Year, the Company will send you an annual statement of the current Accumulated Value allocated to each Subaccount and/or the General Account Guaranteed Options; and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate Company form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time the Company may require proof that the Contract Owner is still living.


PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the Fidelity Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, in the examples, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.)

Where applicable, the following Subaccount inception dates are used in the calculation of performance figures: 8/2/94 for the Fidelity Money Market Portfolio; 8/17/94 for the Fidelity Equity-Income, Fidelity Growth, Dreyfus Quality Bond and T. Rowe Price International Portfolios; 8/31/94 for the Dreyfus Growth and Income Portfolio; 9/1/94 for the T. Rowe Price Equity Income Portfolio; 9/14/94 for the Fidelity Asset Manager Portfolio; 11/3/94 for the OCC Accumulation Trust Managed Portfolio; 11/4/94 for the OCC Accumulation Trust Small Cap Portfolio; 12/30/94 for the T. Rowe Price New America Growth Portfolio; and 11/18/94 for the OCC Accumulation Trust U.S. Government Income Portfolio.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Fidelity Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            Effective Yield = [((Base Period Return)+1)/365/7/] - 1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                               a - b
                    YIELD = 2[(----- + 1)/6/ - 1]
                                cd

     Where:
     [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount

     [b]    equals the expenses accrued for the period (net of reimbursement)

     [c] equals the average daily number of Units outstanding during the period

     [d] equals the maximum offering price per Accumulation Unit on the last day of the period

Yield on a Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNT

When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                               P(1 + T)/n/ = ERV

     Where:

     (1)    [P] equals a hypothetical initial Purchase Payment of $1,000

     (2)    [T] equals an average annual total return

     (3)    [n] equals the number of years

     (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof)



The following tables show the Standardized Average Annual Total Return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1997.

             STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR PERIOD
                           ENDING DECEMBER 31, 1997


       Subaccount                                        1 Year     Since Portfolio Inception
       ----------                                        ------     -------------------------
Fidelity Money Market Portfolio                          -0.70%                3.18%
Fidelity Equity-Income Portfolio                         20.60%               19.00%
Fidelity Growth Portfolio                                16.25%               19.26%
Fidelity Asset Manager Portfolio                         13.58%               11.44%
Dreyfus Growth and Income Portfolio                       9.40%               22.83%
Dreyfus Quality Bond Portfolio                            2.40%                6.77%
TRP Equity Income Portfolio                              21.31%               21.02%
TRP New America Growth Portfolio                         14.02%               22.53%
TRP International Stock Portfolio                        -2.96%                4.29%
OCC Accumulation Trust Managed Portfolio                 15.13%               21.65%
OCC Accumulation Trust Small Cap Portfolio               15.08%               14.22%
OCC Accumulation Trust Government Income                  0.80%                4.52%
 Portfolio


                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Actual Total Return and the Non-Standardized Actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (See Fee Table in the Prospectus), the Non-Standardized Actual Total Return and Non-Standardized Actual Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

        NON-STANDARDIZED ACTUAL TOTAL RETURN FOR PERIOD ENDING 12/31/97


                                                       One Year       Since Portfolio Inception
                                                       --------       -------------------------
Fidelity Money Market Portfolio                          4.02%                 14.52%
Fidelity Equity-Income Portfolio                        26.33%                 83.51%
Fidelity Growth Portfolio                               21.76%                 86.76%
Fidelity Asset Manager Portfolio                        18.97%                 48.91%
Dreyfus Growth and Income Portfolio                     14.60%                104.34%
Dreyfus Quality Bond Portfolio                           7.27%                 28.36%
TRP Equity Income                                       27.06%                 95.02%
TRP New America Growth Portfolio                        19.43%                110.70%
TRP International Stock Portfolio                        1.66%                 19.97%
OCC Accumulation Trust Managed Portfolio                20.59%                103.22%
OCC Accumulation Trust Small Cap Portfolio              20.54%                 62.99%
OCC Accumulation Trust Government Income Portfolio       5.59%                 18.07%

NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIOD ENDING 12/31/97


                                                         One Year      Since Portfolio Inception
                                                         --------      -------------------------
Fidelity Money Market Portfolio                             4.02%                4.05%
Fidelity Equity-Income Portfolio                           26.33%               19.72%
Fidelity Growth Portfolio                                  21.76%               20.71%
Fidelity Asset Manager Portfolio                           18.97%               12.84%
Dreyfus Growth and Income Portfolio                        14.60%               23.90%
Dreyfus Quality Bond Portfolio                              7.27%                7.87%
TRP Equity Income Portfolio                                27.06%               22.20%
TRP New America Growth Portfolio                           19.43%               28.28%
TRP International Stock Portfolio                           1.66%                5.68%
OCC Accumulated Trust Managed Portfolio                    20.59%               25.16%
OCC Accumulated Trust Small Cap Portfolio                  20.54%               16.74%
OCC Accumulated Trust Government Income Portfolio           5.59%                5.82%

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.



                                                                         Total Return YTD
                                                                          as of 12/31/97
                                                                          --------------
Fidelity Money Market Portfolio                                                4.02%
Fidelity Equity-Income Portfolio                                              26.33%
Fidelity Growth Portfolio                                                     21.76%
Fidelity Asset Manager Portfolio                                              18.97%
Dreyfus Growth and Income Portfolio                                           14.60%
Dreyfus Quality Bond Portfolio                                                 7.27%
TRP Equity Income Portfolio                                                   27.06%
TRP New America Growth Portfolio                                              19.43%
TRP International Stock Portfolio                                              1.66%
OCC Accumulation Trust Managed Portfolio                                      20.59%
OCC Accumulation Trust Small Cap Portfolio                                    20.54%
OCC Accumulation Trust Government Income Portfolio                             5.59%

NON-STANDARDIZED ONE YEAR RETURN

The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                               NON-STANDARDIZED
                                ONE YEAR RETURN


                                                         1997        1996        1995      1994      1993      1992      1991
                                                        ------      ------      ------    ------    ------    ------    ------
Fidelity Money Market Portfolio                          4.02%       3.94%       4.42%     2.79%     1.78%     2.45%     4.60%
Fidelity Equity-Income Portfolio                        26.33%      12.68%      33.22%     5.57%    16.63%    15.25%    29.60%
Fidelity Growth Portfolio                               21.76%      13.10%      33.49%    -1.42%    17.70%     7.79%    43.47%
Fidelity Asset Manager Portfolio                        18.97%      13.00%      15.33%    -7.40%    19.53%    10.15%    20.84%
Dreyfus Growth and Income Portfolio                     14.60%      19.06%      59.65%      N/A       N/A       N/A      N/A
Dreyfus Quality Bond Portfolio                           7.27%       1.68%      18.75%    -5.93%    13.72%    10.52%    12.52%
TRP Equity Income Portfolio                             27.06%      21.05%      32.89%      N/A       N/A       N/A      N/A
TRP New America Growth Portfolio                        19.43%      17.06%      48.99%      N/A       N/A       N/A      N/A
TRP International Stock Portfolio                        1.66%      13.09%       9.64%      N/A       N/A       N/A      N/A
OCC Accumulation Trust Managed Portfolio                20.59%      21.05%      43.53%      N/A       N/A       N/A      N/A
OCC Accumulation Trust Small Cap Portfolio              20.54%      17.06%      13.63%      N/A       N/A       N/A      N/A
OCC Accumulation Trust U.S. Gov't Income Portfolio       5.59%       1.59%      10.07%      N/A       N/A       N/A      N/A

NON-STANDARDIZED HYPOTHETICAL TOTAL RETURN AND NON-STANDARDIZED HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURN*

The Company may show Non-Standardized Hypothetical Total Return and Non-Standardized Hypothetical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, actual Accumulation Unit Values are used for the calculations. These returns are based on specified premium patterns which produce the resulting Accumulated Values. However, they reflect a deduction for the Separate Account expenses and Portfolio expenses. They do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported.

The Non-Standardized Annual Total Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.


            HYPOTHETICAL TOTAL RETURNS FOR PERIODS ENDING 12/31/97
                     (BASED ON SINGLE INITIAL PURCHASE)
                                                                                             Total
                                                                                      Since Fund Inception
                                                        1 Year    3 Year     5 Year         Year-End
                                                        ------    ------     ------   --------------------
Fidelity Money Market Portfolio                          4.02%    12.89%     18.14%         128.28%
Fidelity Equity-Income Portfolio                        26.33%    89.63%    133.76%         297.17%
Fidelity Growth Portfolio                               21.76%    83.83%    113.41%         338.02%
Fidelity Asset Manager Portfolio                        18.97%    55.05%     71.72%         135.20%
Dreyfus Growth and Income Portfolio                     14.60%   117.82%      N/A           115.25%
Dreyfus Quality Bond Portfolio                           7.27%    29.52%     38.49%          75.38%
TRP Equity Income Portfolio                             27.06%    99.06%      N/A           111.20%
TRP New America Growth Portfolio                        19.43%     N/A        N/A           110.75%
TRP International Stock Portfolio                        1.66%    26.05%      N/A            27.02%
OCC Accumulation Trust Managed Portfolio                20.59%   109.34%    130.82%         409.79%
OCC Accumulation Trust Small Cap Portfolio              20.54%    60.33%     84.49%         243.80%
OCC Accumulation Trust Government Income Portfolio       5.59%    15.08%      N/A            19.54%

     HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/97
                      (BASED ON SINGLE INITIAL PURCHASE)


                                                                                      Since Fund Inception
                                                         1 Year    3 Year    5 Year         Year-End
                                                        -------   -------   -------   --------------------
Fidelity Money Market Portfolio                           4.02%     4.13%     3.39%           5.38%
Fidelity Equity-Income Portfolio                         26.33%    23.78%    18.51%          13.07%
Fidelity Growth Portfolio                                21.76%    22.50%    16.37%          14.06%
Fidelity Asset Manager Portfolio                         18.97%    15.74%    11.42%          10.84%
Dreyfus Growth and Income Portfolio                      14.60%    29.63%      N/A           23.26%
Dreyfus Quality Bond Portfolio                            7.27%     9.00%     6.73%           7.96%
TRP Equity Income Portfolio                              27.06%    25.79%      N/A           22.04%
TRP New America Growth Portfolio                         19.43%    28.20%      N/A           21.97%
TRP International Stock Portfolio                         1.66%     8.02%      N/A            6.58%
OCC Accumulation Trust Managed Portfolio                 20.59%    27.96%    18.21%          18.88%
OCC Accumulation Trust Small Cap Portfolio               20.54%    17.04%    13.03%          14.01%
OCC Accumulation Trust Government Income Portfolio        5.59%      N/A       N/A            5.89%



Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.


* On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Quest for Value Accumulation Trust (now known as the OCC Accumulation Trust) that is included in the Contract (the "New Trust"), at which time the New Trust commenced operations. The total net assets for each of the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Portfolios immediately after the transaction were $139,812,573 and $682,601,380, respectively, with respect to the Old Trust and, with respect to the New Trust were $8,129,274 and $51,345,102, for the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Growth Portfolios, respectively. For the period prior to September 16, 1994, the performance figures above for each of the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.

                  Remainder of Page Intentionally Left Blank


              FIDELITY EQUITY INCOME PORTFOLIO                                   FIDELITY EQUITY INCOME PORTFOLIO

        $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1986                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1986
             AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                       Values prior to current
         years purchase payment       Non-Standardized                 years purchase payment          Non-Standardized
         -----------------------     ------------------                -----------------------        -----------------
                                       One     Average                                                  One     Average
                                      Year     Annual                                                   Year    Annual  Cumulative
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated    Total     Total  Fund Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return   Return
--------   ----------  -----------  -------    -------          --------    ---------    ----------    -------  ------  ----------
12/31/86    $ 2,000        N/A        N/A       N/A             12/31/86     $50,000        N/A          N/A      N/A      0.00%
12/31/87    $ 4,000      $ 1,950     -2.51%    -2.51%           12/31/87     $50,000      $ 48,743      -2.51%  -2.51%    -2.51%
12/31/88    $ 6,000      $ 4,779     20.99%    12.46%           12/31/88     $50,000      $ 58,975      20.99%   8.60%    17.95%
12/31/89    $ 8,000      $ 7,843     15.70%    14.00%           12/31/89     $50,000      $ 68,233      15.70%  10.92%    36.47%
12/31/90    $10,000      $ 8,221    -16.48%     1.09%           12/31/90     $50,000      $ 56,991     -16.48%   3.33%    13.98%
12/31/91    $12,000      $13,247     29.60%     9.52%           12/31/91     $50,000      $ 73,860      29.60%   8.12%    47.72%
12/31/92    $14,000      $17,572     15.25%    11.01%           12/31/92     $50,000      $ 85,126      15.25%   9.27%    70.25%
12/31/93    $16,000      $22,828     16.63%    12.25%           12/31/93     $50,000      $ 99,286      16.63%  10.30%    98.57%
12/31/94    $18,000      $26,211      5.57%    10.90%           12/31/94     $50,000      $104,817       5.57%   9.69%   109.63%
12/31/95    $20,000      $37,583     33.22%    14.48%           12/31/95     $50,000      $139,637      33.22%  12.09%   179.27%
12/31/96    $22,000      $44,602     12.68%    14.20%           12/31/96     $50,000      $157,345      12.68%  12.15%   214.69%
12/31/97    $24,000      $58,872     26.33%    15.78%           12/31/97     $50,000      $198,769      26.33%  13.37%   297.54%


                 FIDELITY GROWTH PORTFOLIO                                            FIDELITY GROWTH PORTFOLIO

        $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1986                   $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1986
             AND YEARLY DECEMBER 31ST THEREAFTER


           Values prior to current                                         Values prior to current
           years purchase payment     Non-Standardized                     years purchase payment      Non-Standardized
           -----------------------  -------------------                    -----------------------     ----------------
                                       One     Average                                                  One     Average
                                      Year     Annual                                                   Year    Annual  Cumulative
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated    Total     Total  Fund Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return   Return
--------   ----------  -----------  -------    --------         --------   ----------    ----------    -------  ------  ----------

12/31/86    $ 2,000        N/A        N/A       N/A             12/31/86     $50,000        N/A          N/A      N/A      0.00%
12/31/87    $ 4,000      $ 2,044      2.21%     2.21%           12/31/87     $50,000      $ 51,104       2.21%   2.21%     2.21%
12/31/88    $ 6,000      $ 4,609     13.96%     9.83%           12/31/88     $50,000      $ 58,240      13.96%   7.93%    16.48%
12/31/89    $ 8,000      $ 8,570     29.67%    18.92%           12/31/89     $50,000      $ 75,519      29.67%  14.73%    51.04%
12/31/90    $10,000      $ 9,199    -12.97%     5.67%           12/31/90     $50,000      $ 65,727     -12.97%   7.08%    31.45%
12/31/91    $12,000      $16,068     43.47%    16.25%           12/31/91     $50,000      $ 94,300      43.47%  13.53%    88.60%
12/31/92    $14,000      $19,475      7.79%    14.02%           12/31/92     $50,000      $101,646       7.79%  12.55%   103.29%
12/31/93    $16,000      $25,276     17.70%    14.82%           12/31/93     $50,000      $119,636      17.70%  13.27%   139.27%
12/31/94    $18,000      $26,889     -1.42%    11.46%           12/31/94     $50,000      $117,937      -1.42%  11.32%   135.87%
12/31/95    $20,000      $38,563     33.49%    14.98%           12/31/95     $50,000      $157,433      33.49%  13.59%   214.87%
12/31/96    $22,000      $45,876     13.10%    14.69%           12/31/96     $50,000      $178,051      13.10%  13.54%   256.10%
12/31/97    $24,000      $58,295     21.76%    15.63%           12/31/97     $50,000      $216,803      21.76%  14.27%   333.61%


          FIDELITY ASSET MANAGER PORTFOLIO                                    FIDELITY ASSET MANAGER PORTFOLIO

    $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1989                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1989
         AND YEARLY DECEMBER 31ST THEREAFTER

          Values prior to current                                       Values prior to current
          years purchase payment      Non-Standardized                  years purchase payment         Non-Standardized
          -----------------------     -----------------                 -----------------------        -----------------
                                      One      Average                                                 One      Average
                                      Year     Annual                                                  Year     Annual  Cumulative
          Cumulative  Accumulated    Total     Total                       Cumulative   Accumulated    Total     Total  Fund Total
 Date      Payments      Value       Return    Return             Date      Payments       Value       Return   Return    Return
 ----      --------      -----       ------    ------             ----      --------       -----       ------   ------  ----------
12/31/89    $ 2,000       N/A         N/A       N/A             12/31/89     $50,000        N/A          N/A      N/A      0.00%
12/31/90    $ 4,000    $ 2,105       5.23%     5.23%            12/31/90     $50,000     $ 52,613       5.23%    5.23%     5.23%
12/31/91    $ 6,000    $ 4,960      20.84%    15.23%            12/31/91     $50,000     $ 63,580      20.84%   12.76%    27.16%
12/31/92    $ 8,000    $ 7,666      10.15%    12.76%            12/31/92     $50,000     $ 70,031      10.15%   11.89%    40.06%
12/31/93    $10,000    $11,554      19.53%    15.26%            12/31/93     $50,000     $ 83,709      19.53%   13.75%    67.42%
12/31/94    $12,000    $12,551      -7.40%     7.67%            12/31/94     $50,000     $ 77,511      -7.40%    9.16%    55.02%
12/31/95    $14,000    $16,782      15.33%     9.67%            12/31/95     $50,000     $ 89,396      15.33%   10.17%    78.79%
12/31/96    $16,000    $21,223      13.00%    10.42%            12/31/96     $50,000     $101,016      13.00%   10.57%   102.03%
12/31/97    $18,000    $27,629      18.97%    12.06%            12/31/97     $50,000     $120,182      18.97%   11.59%   140.36%


         FIDELITY MONEY MARKET PORTFOLIO                                     FIDELITY MONEY MARKET PORTFOLIO

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1983                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1983
       AND YEARLY DECEMBER 31ST THEREAFTER

         Values prior to current                                       Values prior to current
         years purchase payment       Non-Standardized                 years purchase payment          Non-Standardized
         -----------------------      ----------------                 -----------------------         ----------------
                                      One      Average                                                  One     Average
                                      Year     Annual                                                   Year    Annual  Cumulative
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total   Total   Fund Total
  Date      Payments      Value      Return    Return            Date       Payments       Value       Return   Return    Return
--------   ----------  -----------   ------    -------          --------   ----------    ----------    -------  ------  ----------
12/31/83   $ 2,000         N/A         N/A       N/A           12/31/83     $50,000          N/A        N/A       N/A      N/A
12/31/84   $ 4,000       $ 2,178      8.88%     8.88%          12/31/84     $50,000        $54,442     8.88%     8.88%    8.88%
12/31/85   $ 6,000       $ 4,453      6.60%     7.37%          12/31/85     $50,000        $58,033     6.60%     7.73%   16.07%
12/31/86   $ 8,000       $ 6,789      5.21%     6.31%          12/31/86     $50,000        $61,055     5.21%     6.88%   22.11%
12/31/87   $10,000       $ 9,224      4.95%     5.78%          12/31/87     $50,000        $64,077     4.95%     6.40%   28.15%
12/31/88   $12,000       $11,885      5.89%     5.81%          12/31/88     $50,000        $67,849     5.89%     6.30%   35.70%
12/31/89   $14,000       $14,939      7.59%     6.29%          12/31/89     $50,000        $73,000     7.59%     6.51%   46.00%
12/31/90   $16,000       $18,045      6.53%     6.35%          12/31/90     $50,000        $77,765     6.53%     6.51%   55.53%
12/31/91   $18,000       $20,968      4.60%     5.98%          12/31/91     $50,000        $81,346     4.60%     6.27%   62.69%
12/31/92   $20,000       $23,530      2.45%     5.32%          12/31/92     $50,000        $83,335     2.45%     5.84%   66.67%
12/31/93   $22,000       $25,985      1.79%     4.71%          12/31/93     $50,000        $84,822     1.78%     5.43%   69.64%
12/31/94   $24,000       $28,766      2.79%     4.41%          12/31/94     $50,000        $87,189     2.79%     5.19%   74.38%
12/31/95   $26,000       $32,125      4.42%     4.41%          12/31/95     $50,000        $91,039     4.42%     5.12%   82.08%
12/31/96   $28,000       $35,469      3.94%     4.35%          12/31/96     $50,000        $94,625     3.94%     5.03%   89.25%
12/31/97   $30,000       $38,000      4.02%     4.31%          12/31/97     $50,000        $98,432     4.02%     4.96%   96.86%


       DREYFUS GROWTH AND INCOME PORTFOLIO                               DREYFUS GROWTH AND INCOME PORTFOLIO

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1994                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1994
       AND YEARLY DECEMBER 31ST THEREAFTER

         Values prior to current                                       Values prior to current
         years purchase payment       Non-Standardized                 years purchase payment          Non-Standardized
         -----------------------      -----------------                -----------------------        -----------------
                                      One      Average                                                  One     Average
                                      Year     Annual                                                   Year    Annual  Cumulative
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total   Total   Fund Total
  Date      Payments      Value      Return    Return            Date       Payments       Value       Return   Return    Return
--------   ----------  -----------   ------    -------          --------   ----------    ----------    ------   ------  ----------
12/31/94     $2,000        N/A         N/A       N/A            12/31/94     $50,000         N/A          N/A     N/A       N/A
12/31/95     $4,000      $3,193      59.65%    59.65%           12/31/95     $50,000      $79,825       59.65%  59.65%    59.65%
12/31/96     $6,000      $6,183      19.06%    32.80%           12/31/96     $50,000      $95,039       19.06%  37.87%    90.08%
12/31/97     $8,000      $9,377      14.60%    24.05%           12/31/97     $50,000     $108,910       14.60%  29.63%   117.82%


         DREYFUS QUALITY BOND PORTFOLIO                                     DREYFUS QUALITY BOND PORTFOLIO

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1989                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1989
       AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                      Values prior to current
         years purchase payment      Non-Standardized                 years purchase payment           Non-Standardized
         -----------------------     -----------------                -----------------------         -----------------
                                      One      Average                                                  One     Average  Cumulative
                                      Year     Annual                                                   Year    Annual      Fund
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total    Total      Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return     Return
--------   ----------  -----------   ------    -------          --------   ----------   -----------    -------  ------     -------
12/31/89    $ 2,000        N/A         N/A       N/A            12/31/89     $50,000         N/A         N/A      N/A       0.00%
12/31/90    $ 4,000     $ 2,019       0.97%     0.97%           12/31/90     $50,000       $50,483      0.97%    0.97%      0.97%
12/31/91    $ 6,000     $ 4,523      12.52%     8.47%           12/31/91     $50,000       $56,805     12.52%    6.59%     13.61%
12/31/92    $ 8,000     $ 7,209      10.52%     9.46%           12/31/92     $50,000       $62,781     10.52%    7.88%     25.56%
12/31/93    $10,000     $10,472      13.72%    11.07%           12/31/93     $50,000       $71,392     13.72%    9.31%     42.78%
12/31/94    $12,000     $11,733      -5.93%     5.38%           12/31/94     $50,000       $67,161     -5.93%    6.08%     34.32%
12/31/95    $14,000     $16,308      18.75%     8.83%           12/31/95     $50,000       $79,755     18.75%    8.09%     59.51%
12/31/96    $16,000     $18,615       1.68%     7.13%           12/31/96     $50,000       $81,000      1.68%    7.15%     62.18%
12/31/97    $18,000     $22,113       7.27%     7.16%           12/31/97     $50,000       $86,987      7.27%    7.17%     73.97%


      T. ROWE PRICE EQUITY INCOME PORTFOLIO                             T. ROWE PRICE EQUITY INCOME PORTFOLIO

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1994                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1994
       AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                      Values prior to current
         years purchase payment      Non-Standardized                 years purchase payment           Non-Standardized
         -----------------------     -----------------                -----------------------         -----------------
                                      One      Average                                                  One     Average  Cumulative
                                      Year     Annual                                                   Year    Annual     Fund
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total    Total    Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return    Return
--------   ----------  -----------   ------    -------          --------   ----------   -----------    -------  ------   --------
12/31/94     $2,000        N/A         N/A       N/A            12/31/94     $50,000         N/A         N/A      N/A      N/A
12/31/95     $4,000      $2,658      32.89%    32.89%           12/31/95     $50,000      $66,446      32.89%   32.89%   32.89%
12/31/96     $6,000      $5,491      17.88%    23.07%           12/31/96     $50,000      $78,330      17.88%   25.16%   56.66%
12/31/97     $8,000      $9,518      27.06%    24.92%           12/31/97     $50,000      $99,529      27.06%   25.79%   99.06%


      T. ROWE PRICE INTERNATIONAL PORTOLIO                              T. ROWE PRICE INTERNATIONAL PORTFOLIO

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1994                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1994
       AND YEARLY DECEMBER 31ST THEREAFTER


           Values prior to current                                    Values prior to current
           years purchase payment    Non-Standardized                 years purchase payment           Non-Standardized
           -----------------------   -----------------                -----------------------         -----------------
                                      One      Average                                                  One     Average  Cumulative
                                      Year     Annual                                                   Year    Annual      Fund
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total    Total     Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return     Return
--------   ----------  -----------   ------    -------          --------   ----------   -----------    -------  ------   ----------
12/31/94     $2,000        N/A         N/A       N/A            12/31/94     $50,000         N/A         N/A      N/A       N/A
12/31/95     $4,000      $2,193       9.64%     9.64%           12/31/95     $50,000      $54,818       9.64%    9.64%     9.64%
12/31/96     $6,000      $4,742      13.09%    11.89%           12/31/96     $50,000      $61,995      13.09%   11.35%    23.99%
12/31/97     $8,000      $6,853       1.66%     6.80%           12/31/97     $50,000      $63,023       1.66%    8.02%    26.05%


T. ROWE PRICE NEW AMERICAN GROWTH FUND PORTFOLIO                   T. ROWE PRICE NEW AMERICAN GROWTH FUND PORTFOLIO

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1994                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1994
       AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                      Values prior to current
         years purchase payment      Non-Standardized                 years purchase payment           Non-Standardized
         -----------------------     -----------------                -----------------------         -----------------
                                      One      Average                                                  One     Average Cumulative
                                      Year     Annual                                                   Year    Annual     Fund
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total    Total    Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return    Return
--------   ----------  -----------   ------    -------          --------   ----------   -----------    -------  ------   --------
12/31/94     $2,000        N/A         N/A       N/A            12/31/94     $50,000         N/A         N/A      N/A      N/A
12/31/95     $4,000      $2,980      48.99%    48.99%           12/31/95     $50,000     $ 74,495      48.99%   48.99%   48.99%
12/31/96     $6,000      $5,954      19.13%    29.63%           12/31/96     $50,000     $ 89,227      19.13%   33.62%   76.42%
12/31/97     $8,000      $9,431      19.43%    24.39%           12/31/97     $50,000     $105,351      19.43%   28.20%  110.70%


     OCC ACCUMULATION TRUST MANAGED PORTFOLIO                          OCC ACCUMULATION TRUST MANAGED PORTFOLIO

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1988                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1988
       AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                      Values prior to current
         years purchase payment      Non-Standardized                 years purchase payment           Non-Standardized
         -----------------------     -----------------                -----------------------         -----------------
                                      One      Average                                                  One     Average  Cumulative
                                      Year     Annual                                                   Year    Annual      Fund
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total    Total      Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return     Return
--------   ----------  -----------   ------    -------          --------   ----------   -----------    -------  ------   ----------
12/31/88    $ 2,000        N/A         N/A       N/A            12/31/88     $50,000         N/A         N/A      N/A       0.00%
12/31/89    $ 4,000     $ 2,504      25.19%    25.19%           12/31/89     $50,000       $62,595     25.19%   25.19%     25.19%
12/31/90    $ 6,000     $ 3,229     -28.32%   -13.46%           12/31/90     $50,000       $44,868    -28.32%   -5.27%    -10.26%
12/31/91    $ 8,000     $ 7,809      49.36%    13.77%           12/31/91     $50,000       $67,015     49.36%   10.26%     34.03%
12/31/92    $10,000     $ 7,861     -19.86%    -0.70%           12/31/92     $50,000       $53,706    -19.86%    1.80%      7.41%
12/31/93    $12,000     $ 9,046      -8.26%    -3.32%           12/31/93     $50,000       $49,270     -8.26%   -0.29%     -1.46%
12/31/94    $14,000     $10,124      -8.35%    -4.84%           12/31/94     $50,000       $45,156     -8.35%   -1.68%     -9.69%
12/31/95    $16,000     $17,402      43.53%    -0.25%           12/31/95     $50,000       $64,814     43.53%    3.78%     29.63%
12/31/96    $18,000     $23,487      21.05%     8.49%           12/31/96     $50,000       $78,459     21.05%    5.79%     56.92%
12/31/97    $20,000     $30,736      20.59%    10.56%           12/31/97     $50,000       $94,618     20.59%    7.34%     89.24%


OCC ACCUMULATION TRUST US GOVERNMENT INCOME PORTFOLIO           OCC ACCUMULATION TRUST US GOVERNMENT INCOME PORTFOLIO

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1994                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1994
       AND YEARLY DECEMBER 31ST THEREAFTER


         Values prior to current                                      Values prior to current
         years purchase payment      Non-Standardized                 years purchase payment           Non-Standardized
         -----------------------     -----------------                -----------------------         -----------------
                                      One      Average                                                  One     Average  Cumulative
                                      Year     Annual                                                   Year    Annual      Fund
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total    Total     Total
  Date      Payments      Value      Return    Return             Date      Payments       Value       Return   Return     Return
--------   ----------  -----------   ------    -------          --------   ----------   -----------    -------  ------   ----------
12/31/94     $2,000        N/A         N/A       N/A            12/31/94     $50,000         N/A         N/A      N/A       N/A
12/31/95     $4,000      $2,201      10.07%    10.07%           12/31/95     $50,000      $55,035      10.07%   10.07%    10.07%
12/31/96     $6,000      $4,294       2.21%     4.83%           12/31/96     $50,000      $56,250       2.21%    6.07%    11.82%
12/31/97     $8,000      $6,619       5.59%     4.99%           12/31/97     $50,000      $59,036       5.59%    5.69%    18.07%


  OCC ACCUMULATION TRUST SMALL CAPITAL PORTFOLIO                    OCC ACCUMULATION TRUST SMALL CAPITAL PORTFOLIO

  $2000 PURCHASE PAYMENT MADE DECEMBER 31, 1988                 $50,000 SINGLE PURCHASE PAYMENT MADE DECEMBER 31, 1988
       AND YEARLY DECEMBER 31ST THEREAFTER

           Values prior to current                                         Values prior to current
           years purchase payment    Non-Standardized                      years purchase payment      Non-Standardized
           -----------------------   -----------------                     -----------------------     ----------------
                                      One      Average                                                  One     Average
                                      Year     Annual                                                   Year    Annual   Cumulative
           Cumulative  Accumulated   Total      Total                      Cumulative   Accumulated     Total   Total    Fund Total
  Date      Payments      Value      Return    Return            Date       Payments       Value       Return   Return     Return
--------   ----------  -----------   -------   -------          --------   ----------   -----------    -------  -------  ----------
12/31/88    $ 2,000        N/A         N/A        N/A           12/31/88    $50,000         N/A          N/A     N/A        0.00%
12/31/89    $ 4,000      $ 2,290      14.52%    14.52%          12/31/89    $50,000       $57,259       14.52%  14.52%     14.52%
12/31/90    $ 6,000      $ 3,225     -24.82%   -13.52%          12/31/90    $50,000       $43,047      -24.82%  -7.21%    -13.90%
12/31/91    $ 8,000      $ 8,457      61.85%    18.17%          12/31/91    $50,000       $69,670       61.85%  11.69%     39.35%
12/31/92    $10,000      $ 8,457     -19.13%     2.24%          12/31/92    $50,000       $56,345      -19.13%   3.03%     12.69%
12/31/93    $12,000      $10,143      -3.01%     0.47%          12/31/93    $50,000       $54,650       -3.01%   1.79%      9.30%
12/31/94    $14,000      $ 9,917     -18.33%    -5.42%          12/31/94    $50,000       $44,634      -18.33%  -1.87%    -10.74%
12/31/95    $16,000      $13,541      13.63%    -0.42%          12/31/95    $50,000       $50,715       13.63%   0.20%      1.43%
12/31/96    $18,000      $18,192      17.06%     2.85%          12/31/96    $50,000       $59,365       17.06%   2.17%     18.73%
12/31/97    $20,000      $24,339      20.54%     5.98%          12/31/97    $50,000       $71,560       20.54%   4.06%     43.12%

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

The Company may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                            PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Providian Life and Health Insurance Company as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

 .          quality of underlying investments;
 .          average maturity of underlying investments;
 .          type of instruments in which the Portfolio is invested;
 .          changes in interest rates and market value of underlying investments;
 .          changes in Portfolio expenses; and
 .          the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

 .      DOW JONES INDUSTRIAL AVERAGE ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

 .      STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a
      composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

 .      LIPPER ANALYTICAL SERVICES, INC., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

 .      BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

 .      SHEARSON LEHMAN GOVERNMENT/CORPORATE (TOTAL) INDEX, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

 .      SHEARSON LEHMAN GOVERNMENT/CORPORATE (LONG-TERM) INDEX, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

 .      SHEARSON LEHMAN GOVERNMENT INDEX, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

 .      MORNINGSTAR, INC., an independent rating service that publishes the bi-
      weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

 .      MONEY, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

 .     STANDARD & POOR'S UTILITY INDEX, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

 .     DOW JONES UTILITY INDEX, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

 .     THE CONSUMER PRICE INDEX, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by the Company. The Assets are kept physically segregated and held separate and apart from the Company's General Account assets. The General Account contains all of the assets of the Company. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.

                                  THE COMPANY

Commonwealth General Corporation owns a 3.7% interest in the Company and 61%, 15.3%, and 20% interests, respectively, are held by Commonwealth Life Insurance Company, Peoples Security Life Insurance Company, and Capital Liberty, L.P. Commonwealth Life Insurance Company and Peoples Security Life Insurance Company are each wholly owned by Capital General Development Corporation, which in turn is wholly owned by Commonwealth General Corporation. A 1% interest in Capital Liberty, L.P. is owned by Commonwealth General Corporation, which is the general partner, and 79.2% and 19.8% interests, respectively, are held by two limited partners, Commonwealth Life Insurance Company and Peoples Security Life Insurance Company.

Commonwealth General Corporation is wholly owned by AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International n.v. AEGON International n.v. is a wholly owned subsidiary of AEGON n.v. Vereniging AEGON (a Netherlands membership association) has a 53.63% interest in AEGON n.v.

                               STATE REGULATION

The Company is a stock life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri State Department of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of the Company as of December 31st of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of the Company, including the liabilities and reserves of the Separate Account.

In addition, the Company is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by the Company or by its Administrator. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Contract, is ultimately a wholly owned subsidiary of AEGON n.v. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions not to exceed 6.75% of Purchase Payments may be paid to entities which sell the Contract. In addition, expense reimbursement allowances may be paid. Additional payments may be made for other services not directly related to the sale of the Contract.

The Contract is offered to the public through brokers licensed under the federal securities laws and state insurance laws that have generally entered into agreements with AFSG. The offering of the Contract is continuous and AFSG does not anticipate discontinuing the offering of the Contract. However, AFSG does reserve the right to discontinue the offering of the Contract.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

The audited financial statements of the Separate Account for the years ended December 31, 1997 and 1996, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of the Company for the years ended December 31, 1997 and 1996, including the Reports of Independent Auditors thereon, which are also included in this Statement of Additional Information, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                     STATUTORY- BASIS FINANCIAL STATEMENTS

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996
                      WITH REPORT OF INDEPENDENT AUDITORS

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                    CONTENTS

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets (Statutory-Basis)..........................................   2
  Statements of Operations (Statutory-Basis)................................   3
  Statements of Changes in Capital and Surplus (Statutory-Basis)............   4
  Statements of Cash Flows (Statutory-Basis)................................   5
  Notes to Financial Statements.............................................   6

                        REPORT OF INDEPENDENT AUDITORS

Board of Directors
Providian Life and Health Insurance Company

  We have audited the accompanying statutory-basis balance sheets of Providian Life and Health Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and sur-plus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to ex-press an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably de-terminable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the pre-ceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the fi-nancial position of Providian Life and Health Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Providian Life and Health Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended, in conformity with ac-counting practices prescribed or permitted by the Missouri Department of In-surance.

/s/ Ernst & Young LLP
Louisville, Kentucky
April 24, 1998

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                        BALANCE SHEETS (STATUTORY-BASIS)

                                                              DECEMBER 31
                                                        -----------------------
                                                           1997        1996
                                                        ----------- -----------
                                                            (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
 Bonds................................................. $ 4,363,420 $ 4,249,252
 Preferred stocks......................................      31,519      30,658
 Common stocks.........................................     487,831     438,067
 Mortgage loans........................................   2,269,507   2,651,611
 Real estate...........................................       8,759       6,653
 Policy loans..........................................     155,430     158,186
 Cash and short-term investments.......................      45,122     139,705
 Other invested assets.................................     216,266     168,430
                                                        ----------- -----------
Total cash and invested assets.........................   7,577,854   7,842,562
Deferred and uncollected premiums......................      46,428      49,186
Accrued investment income..............................      91,639      89,539
Other receivables......................................      15,150      38,556
Amounts due from affiliates............................      17,480       7,687
Federal income taxes recoverable from parent...........         230       5,840
Other admitted assets..................................          32       1,385
Separate account assets................................   3,573,052   2,427,504
                                                        ----------- -----------
    TOTAL ADMITTED ASSETS.............................. $11,321,865 $10,462,259
                                                        =========== ===========
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate policy reserves............................. $ 4,573,048 $ 4,736,127
 Policy and contract claims............................      49,145      43,006
 Policyholder contract deposits........................   1,770,902   1,961,549
 Other policy or contract liabilities..................     460,461     366,441
 Amounts due to affiliates.............................      18,429      12,719
 Asset valuation reserve...............................     109,465      97,169
 Accrued expenses and other liabilities................     165,840     212,433
 Separate account liabilities..........................   3,544,304   2,427,504
                                                        ----------- -----------
Total liabilities......................................  10,691,594   9,856,948
Capital and surplus:
 Common stock, $11 par value; 1,145,000 shares
  authorized, issued and outstanding...................      12,595      12,595
 Preferred stock, $11 par value; 2,290,000 shares
  authorized, issued and outstanding...................      25,190      25,190
 Paid-in surplus.......................................       2,583       2,583
 Unassigned surplus....................................     589,903     564,943
                                                        ----------- -----------
Total capital and surplus..............................     630,271     605,311
                                                        ----------- -----------
    TOTAL LIABILITIES AND CAPITAL AND SURPLUS.......... $11,321,865 $10,462,259
                                                        =========== ===========

                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                   STATEMENTS OF OPERATIONS (STATUTORY-BASIS)

                                                          YEAR ENDED DECEMBER
                                                                  31
                                                         ----------------------
                                                            1997        1996
                                                         ----------  ----------
                                                            (IN THOUSANDS)
Revenues:
 Premiums earned:
  Life and annuity.....................................  $  406,561  $  343,086
  Accident and health..................................     144,713     154,993
 Annuity fund deposits.................................     995,014   1,073,366
 Net investment income.................................     559,656     569,860
 Commissions and expense allowances on reinsurance
  ceded................................................       2,323       1,123
 Amortization of interest maintenance reserve..........       6,333       3,109
 Other income..........................................       7,770      10,196
                                                         ----------  ----------
                                                          2,122,370   2,155,733
Benefits and expenses:
 Accident and health, life and other benefits..........   1,474,430   1,417,390
 Decrease in aggregate policy reserves.................    (381,758)   (111,769)
 Interest on policyholder contract deposits............     122,478     102,631
 Commissions and expense allowances on reinsurance
  assumed..............................................      41,990      39,533
 General insurance and other expenses..................     129,266     122,906
 Reinsurance recapture fee.............................         553       2,320
 Net transfers to separate accounts....................     599,633     425,800
                                                         ----------  ----------
                                                          1,986,592   1,998,811
                                                         ----------  ----------
Net gain from operations before federal income taxes...     135,778     156,922
Federal income tax expense.............................      54,615      50,639
                                                         ----------  ----------
Net gain from operations...............................      81,163     106,283
Net realized capital gains, net of income taxes (1997--
 $9,506; 1996--$1,402) and excluding gains transferred
 to the interest maintenance reserve (1997--$10,093;
 1996--$2,921).........................................      24,702       3,394
                                                         ----------  ----------
Net income.............................................  $  105,865  $  109,677
                                                         ==========  ==========


                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS)

                                           COMMON  PREFERRED PAID-IN UNASSIGNED
                                            STOCK    STOCK   SURPLUS  SURPLUS
                                           ------- --------- ------- ----------
                                                      (IN THOUSANDS)
Balances, January 1, 1996................. $12,595  $25,190  $2,583   $536,126
Net income................................     --       --      --     109,677
Change in net unrealized gains on
 investments..............................     --       --      --      40,540
Dividends to shareholders.................     --       --      --    (125,000)
Prior year federal income tax adjustment..     --       --      --       6,546
Decrease in nonadmitted assets............     --       --      --       4,737
Increase in asset valuation reserve.......     --       --      --      (7,683)
                                           -------  -------  ------   --------
Balances, December 31, 1996............... $12,595  $25,190  $2,583   $564,943
Net income................................     --       --      --     105,865
Change in net unrealized gains on
 investments..............................     --       --      --      45,907
Dividends to shareholders.................     --       --      --    (120,000)
Prior year federal income tax adjustment..     --       --      --       4,719
Decrease in nonadmitted assets............     --       --      --         341
Increase in asset valuation reserve.......     --       --      --     (12,296)
Change in surplus in separate accounts....     --       --      --         424
                                           -------  -------  ------   --------
Balances, December 31, 1997............... $12,595  $25,190  $2,583   $589,903
                                           =======  =======  ======   ========



                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS (STATUTORY-BASIS)

                                                         YEAR ENDED DECEMBER
                                                                 31
                                                        ----------------------
                                                           1997        1996
                                                        ----------  ----------
                                                           (IN THOUSANDS)
Cash and short-term investments provided
 Operations:
  Premiums and annuity fund deposits................... $1,549,498  $1,573,203
  Net investment income received.......................    544,108     574,079
  Allowances and reserve adjustments received on
   reinsurance ceded...................................      2,323       1,125
Other income received..................................      5,906      10,182
                                                        ----------  ----------
                                                         2,101,835   2,158,589
  Benefits paid........................................  1,468,102   1,412,797
  General insurance and other expenses.................    170,488     169,580
  Federal income taxes paid............................     53,792      56,121
  Net increase (decrease) in policy loans and premium
   notes...............................................     (2,745)      3,520
  Paid reinsurance reserves and other items............         18         293
  Net transfers to separate accounts...................    602,788     412,252
                                                        ----------  ----------
                                                         2,292,443   2,054,563
                                                        ----------  ----------
 Total cash provided (applied) by operations...........   (190,608)    104,026
 Investments sold, matured or repaid...................  5,059,887   3,688,955
 Other cash provided:
  Increase in amounts due to affiliates................      5,709       7,826
  Net increase in broker receivables...................        891      31,112
  Other items..........................................     15,014      40,047
                                                        ----------  ----------
 Total other cash provided.............................     21,614      78,985
                                                        ----------  ----------
Total cash and short-term investments provided.........  4,890,893   3,871,966
Cash and short-term investments applied:
 Investments acquired..................................  4,783,450   3,717,511
 Other cash applied:
  Dividends paid to shareholders.......................    120,000     125,000
  Decrease in amounts due to affiliates................      9,770       6,162
  Net decrease in broker payables......................     22,505         --
  Net cash and short-term investments transferred on
   reinsurance recaptured..............................        650      78,980
  Capital contribution to separate account.............     26,362         --
  Other items..........................................     22,739       9,874
                                                        ----------  ----------
 Total other cash applied..............................    202,026     220,016
                                                        ----------  ----------
Total cash and short-term investments applied..........  4,985,476   3,937,527
                                                        ----------  ----------
Decrease in cash and short-term investments............    (94,583)    (65,561)
Cash and short-term investments:
 Beginning of year.....................................    139,705     205,266
                                                        ----------  ----------
 End of year........................................... $   45,122  $  139,705
                                                        ==========  ==========

                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1997

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES

 Organization

  Providian Life and Health Insurance Company (PLH) is a life and health in-surance company domiciled in Missouri. Prior to June 10, 1997, PLH was an in-direct, wholly owned subsidiary of Providian Corporation (Providian). On June 10, 1997, Providian's insurance operations, including the operations of PLH, were merged with an indirect, wholly owned subsidiary of AEGON N.V., an inter-national insurance organization headquartered in The Hague, The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation (Com-monwealth). Effective December 31, 1997, ownership of Commonwealth was trans-ferred to AEGON USA, Inc., an indirect, wholly owned subsidiary of AEGON N.V.

  PLH is directly owned by Commonwealth Life Insurance Company (CLICO) 61%, Capital Liberty, L.P. (CLLP) 20%, Peoples Security Life Insurance Company
(PSI) 15%, and Commonwealth 4%. Commonwealth is the ultimate parent of CLICO, CLLP, and PSI. PLH wholly owns an insurance subsidiary, Veterans Life Insur-ance Company (VLIC), which wholly owns an insurance subsidiary, First Providian Life and Health Insurance Company (FPLH), and a non-insurance sub-sidiary.

 Nature of Operations

  PLH sells and services life and accident and health insurance products, pri-marily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. PLH also sells and services group and individual accumulation products, pri-marily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

 Management's Estimates

  The preparation of financial statements of insurance companies requires man-agement to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assump-tions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

 Basis of Presentation

  The accompanying financial statements of PLH have been prepared in accor-dance with the accounting practices prescribed or permitted by the Missouri Department of Insurance. Such practices vary from generally accepted account-ing principles (GAAP). The more significant variances from GAAP are as fol-lows:

   Investments

    Investments in bonds and mandatorily redeemable preferred stocks are re-ported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity in-vestments are designated at purchase as held-to-maturity, trading or avail-able-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

    Fair values of investments in bonds and stocks are generally based on values specified by the Securities Valuation Office (SVO) of the NAIC, rather than on values provided by outside broker confirmations or inter-nally calculated estimates. However, for certain investments, the NAIC does not provide a value and PLH uses either admitted asset investment amounts (i.e., statement values) as allowed by the NAIC, quoted fair values pro-vided by outside broker confirmations or internally calculated estimates. Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by PLH is included in investments rather than reported as an operating asset, and investment in-come and operating expenses include amounts representing rent for PLH's oc-cupancy of such real estate. Changes between cost and admitted asset in-vestment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Valuation allowances are established for mortgage loans based on the dif-ference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments. Under GAAP, valuation allowances would be estab-lished when PLH determines it is probable that it will be unable to collect all amounts due (both principal and interest) according to the contractual terms of the loan agreement. Such allowances are generally based on the es-timated fair value of the underlying real estate (collateral). The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

    Under a formula prescribed by the NAIC, PLH defers the portion of real-ized capital gains and losses attributable to changes in the general level of interest rates on sales of certain liabilities and fixed income invest-ments, principally bonds and mortgage loans, and amortizes such deferrals into income on a straight-line basis over the remaining period to maturity based on groupings of individual liabilities or investments sold. The net accumulated unamortized balance of such deferrals is reported as an "inter-est maintenance reserve" (IMR). Realized capital gains and losses are re-ported in income net of federal income tax and transfers to the IMR. At De-cember 31, 1997 and 1996, the IMR balance was in an asset position of $7,002,000 and $10,762,000, respectively, and was non-admitted for statu-tory accounting purposes. The "asset valuation reserve" (AVR) is also de-termined by a NAIC prescribed formula and is reported as a liability rather than a valuation allowance. The AVR represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or cred-ited directly to unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and direct write-downs are recorded (or valuation allowances are provided, where appropriate under GAAP) when there has been a decline in value deemed to be other than temporary, in which case, write-downs (or provisions) for such declines are charged to income.

   Subsidiaries

    The accounts and operations of PLH's subsidiaries are not consolidated with the accounts and operations of PLH as would be required under GAAP.

   Policy Acquisition Costs

    Costs of acquiring and renewing business are expensed when incurred. Un-der GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For uni-versal life insurance and investmenttype contracts, to the extent recover-able from future gross profits, deferred policy acquisition costs are amor-tized generally in

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

   Nonadmitted Assets

    Certain assets designated as "nonadmitted," principally agents' debit balances and furniture and equipment, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

   Premiums

    Revenues for universal life policies and investment-type contracts con-sist of the entire premium received and benefits incurred represent the to-tal of death benefits paid, surrenders and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recog-nized as premium revenue and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

   Benefit Reserves

    Certain policy reserves are calculated using prescribed interest and mor-tality assumptions rather than on expected experience and actual account balances as would be required under GAAP.

   Reinsurance

    Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be re-quired under GAAP.

    Commissions allowed by reinsurers on business ceded are reported as in-come when received rather than being deferred and amortized with deferred policy acquisition costs.

   Federal Income Taxes

    Deferred federal income taxes are not provided for differences between the financial statement amounts and the tax bases of assets and liabili-ties.

   Statements of Cash Flows

    Cash and short term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

  The effects of the foregoing variances from GAAP on the accompanying statu-tory-basis financial statements have not been determined, but are presumed to be material.

  Other significant accounting policies followed in preparing the accompanying statutory-basis financial statements are as follows:

   Investments

    Bonds, preferred stocks, common stocks, mortgage loans, real estate, pol-icy loans, short-term investments, other invested assets and derivative fi-nancial instruments are stated at values prescribed by the NAIC, as fol-lows:

      Bonds not backed by other loans are stated at amortized cost using the constant effective yield method.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

      Loan-backed bonds and structured securities are valued at amortized cost using the constant effective yield method. Anticipated prepayments are considered when determining the amortization of related discounts or premiums. Prepayment assumptions are obtained from dealer survey values or internal estimates and are consistent with the current inter-est rate and economic environment. The retrospective adjustment method is used to value such securities.

      Preferred stocks are carried at cost. In addition, certain bonds and preferred stocks are carried at the lower of cost (or amortized cost) or the NAIC designated fair value.

      Common stocks are carried at the NAIC designated fair value, except that investments in unconsolidated subsidiaries and affiliates in which PLH has an interest of 20 percent or more are carried on the equity ba-sis.

      Mortgage loans in good standing are carried at unpaid principal bal-ances while statutorily delinquent mortgages are carried at their un-paid principal balance less the related valuation allowance.

      Real estate is carried at the lower of cost (less depreciation for occupied and investment real estate, generally calculated using the straight-line method) or net realizable value, and is net of related obligations, if any.

      Policy loans are carried at the aggregate unpaid principal balance.

      Short-term investments include investments with maturities of less than one year at the date of acquisition. Short-term investments are carried at amortized cost.

      Other invested assets are comprised of limited partnership invest-ments and are valued using the equity method of accounting.

      Derivative financial instruments, consisting primarily of interest rate swap agreements, including basis swaps, and futures, are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be ef-fective hedges are valued at fair value.

    Bond and other loan interest is credited to income as it accrues. Divi-dends on preferred and common stocks are credited to income on exdividend dates. For securities, PLH follows the guidelines of the NAIC for each se-curity on an individual basis in determining the admitted or nonadmitted status of accrued income amounts. There was no interest on securities ex-cluded from investment income at December 31, 1997 and 1996. For mortgage loans, PLH's policy is to exclude from investment income interest in excess of three months past due. At December 31, 1997 and 1996, the total amount excluded from accrued investment income for delinquent mortgage loans was approximately $308,000 and $504,000, respectively. The amounts to be paid or received as a result of derivative instruments are recognized in the statements of operations as an adjustment to investment income. Realized capital gains and losses on derivative instruments are recognized currently in earnings. If the item being hedged is subject to the IMR, the gain or loss on the hedging derivative instrument is subject to the IMR upon termi-nation.

    Net income includes realized capital gains and losses on investments sold, net of federal income tax and transfers to the IMR. The cost of in-vestments sold is determined on a first-in, first-out basis.

   Separate Accounts

    Separate account assets and liabilities reported in the accompanying statutory-basis financial statements represent funds that are separately administered, principally for annuity contracts, and for which the contract holder, rather than PLH, bears the investment risk. Separate account con-tract holders have no claim against the assets of the general account of PLH. Separate account assets are reported at estimated fair value. Separate account liabilities are also reported at estimated fair value and are ex-clusive of capital contributions

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY made by PLH. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on sep-arate account policyholder deposits are included in net transfers to sepa-rate accounts in the accompanying statements of operations.

   Policy Reserves

    Unearned premiums represent the portion of premiums written which are ap-plicable to the unexpired terms of accident and health policies in force, calculated principally by the application of monthly pro rata fractions. Liabilities for unearned premiums are included in aggregate policy re-serves.

    PLH waives deduction of deferred fractional premiums upon death of insureds. PLH's policy is to return any portion of the final premium beyond the date of death. Surrender values on direct business are not promised in excess of the legally computed reserves. Additional premiums are charged for policies issued on substandard lives according to underwriting classi-fication. Mean reserves are determined by computing the regular mean re-serve for the plan at the issued age and holding, in addition, onehalf of the extra premium charged for the year.

    The tabular interest has been determined from the basic data for the cal-culation of policy reserves. The tabular less actual reserve released and the tabular cost have been determined by formula as described in the NAIC instructions.

    Policy reserves also include single premium and flexible premium annuity contracts and structured settlement contracts. The single premium and flex-ible premium contracts contain surrender charges for the first six to seven years of the contract. These contract reserves are held at the contract value that accrues to the policyholder. Structured settlement contracts contain no surrender charge as the contracts are not surrenderable. Policy reserves on these contracts are determined based on the expected future cash flows discounted at the applicable statutorily defined mortality and interest rates. Annual effective rates credited to these annuity contracts ranged from 4.0 percent to 8.0 percent during 1997 and 1996.

   Liabilities for Policy and Contract Claims

    Liabilities for policy and contract claims, principally related to acci-dent and health policies, include amounts determined in accordance with standard actuarial practice and statutory regulation. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the liabilities for policy and contract claims are adequate. The meth-ods of making such estimates and establishing the resulting liabilities are continually reviewed and updated, and any adjustments resulting therefrom are reflected in current earnings.

   Policyholder Contract Deposits

    Policyholder contract deposits are comprised primarily of guaranteed in-vestment contracts (GICs). The GICs consist of three types. One type is guaranteed as to principal along with interest guarantees based upon prede-termined indices. The second type guarantees principal and interest, but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder. Annual effective rates credited to these GICs ranged from 5.5 percent to 6.6 percent and from 5.2 percent to
  6.6 percent during 1997 and 1996, respectively.

   Premiums, Benefits and Expenses

    For individual and most group life policies, premiums are reported as earned on the policy/certificate anniversary. For individual and group an-nuities, premiums and annuity fund deposits are recorded as earned when collected. For individual and group accident and health policies, premiums are recorded as earned on

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY a pro rata basis over the coverage period for which the premiums were col-lected or due. Benefit claims (including an estimated provision for claims incurred but not reported), policy reserve changes and expenses are charged to income as incurred.

   Reinsurance

    Reinsurance premiums, benefits and expenses are accounted for in a manner consistent with that used in accounting for original policies issued and the terms of the reinsurance contracts. Premiums, benefits, expenses and the reserves for policy and contract liabilities and unearned premiums are recorded net of reinsured amounts.

   Guaranty Fund Assessments

    Periodically, PLH is assessed by various state guaranty funds as part of those funds' activities to collect funds from solvent insurance companies to cover certain losses to policyholders that resulted from the insolvency or rehabilitation of other insurance companies. Each state guaranty fund operates independently of any other state guaranty fund; as such, the meth-ods by which assessments are levied against PLH vary from state to state. Also, some states permit guaranty fund assessments to be partially recov-ered through reductions in future premium taxes. At December 31, 1997 and 1996, PLH has established an estimated liability for guaranty fund assess-ments for those insolvencies or rehabilitations that have actually occurred prior to that date. The estimated liability is determined using preliminary information received from the various state guaranty funds and the National Organization of Life and Health Insurance Guaranty Associations. Because there are many uncertainties regarding the ultimate assessments that will be assessed against PLH, the ultimate assessments for those insolvencies or rehabilitations that occurred prior to December 31, 1997 may vary from the estimated liability included in the accompanying financial statements. The estimated liability for guaranty fund assessments recorded at December 31, 1997 and 1996 was $12,354,000 and $11,525,000, respectively.

   Permitted Statutory Accounting Practices

    PLH's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Missouri Depart-ment of Insurance. Currently, "prescribed" statutory accounting practices include state insurance laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC, including the NAIC's Accounting Practices and Procedures Manual. "Permitted" statutory accounting practices encompass all accounting practices that are not pre-scribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

    The NAIC is in the process of codifying statutory accounting practices (Codification). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that PLH uses to prepare its statutory-basis financial state-ments. Codification, which is expected to be approved by the NAIC in 1998, will require adoption by the various states before it becomes the pre-scribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for PLH, Missouri must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Department of Insurance. At this time it is unclear whether Missouri will adopt Codification. However, based on current draft guidance, management believes that the impact of codification will not be material to PLH's statutory-basis financial statements.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

 Reclassifications

  Certain reclassifications have been made to the prior year financial state-ments to conform with the current year presentation.

2. INVESTMENTS

  The tables below contain amortized cost (carrying value or statement value) and fair value information on bonds.

                                                  GROSS      GROSS
                                     AMORTIZED  UNREALIZED UNREALIZED    FAIR
                                        COST      GAINS      LOSSES     VALUE
                                     ---------- ---------- ---------- ----------
                                                   (IN THOUSANDS)
DECEMBER 31, 1997
U.S. government obligations......... $  133,391  $    931   $   229   $  134,093
States and political subdivisions...     19,464     1,217       --        20,681
Foreign government obligations*.....     29,293       227        67       29,453
Corporate and other.................  2,595,091    95,032     4,976    2,685,147
Foreign corporate*..................    384,898    14,292    10,739      388,451
Asset-backed........................    541,542       434       --       541,976
Mortgage-backed.....................    659,741       --        --       659,741
                                     ----------  --------   -------   ----------
                                     $4,363,420  $112,133   $16,011   $4,459,542
                                     ==========  ========   =======   ==========

                                                  GROSS      GROSS
                                     AMORTIZED  UNREALIZED UNREALIZED    FAIR
                                        COST      GAINS      LOSSES     VALUE
                                     ---------- ---------- ---------- ----------
                                                   (IN THOUSANDS)
DECEMBER 31, 1996
U.S. government obligations......... $  170,990  $   576    $ 3,340   $  168,226
States and political subdivisions...     33,765      526        994       33,297
Foreign government obligations*.....     39,483      301        432       39,352
Corporate and other.................  2,730,863   43,960     23,430    2,751,393
Foreign corporate*..................    218,306    5,868        679      223,495
Asset-backed........................    519,149      --         --       519,149
Mortgage-backed.....................    536,696      --         --       536,696
                                     ----------  -------    -------   ----------
                                     $4,249,252  $51,231    $28,875   $4,271,608
                                     ==========  =======    =======   ==========

--------
*  Substantially all are U.S. dollar denominated.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  The amortized cost and fair value of bonds at December 31, 1997, by contrac-tual maturity, are shown below. Actual maturities may differ from contractual maturities because certain borrowers may have the right to call or prepay ob-ligations, sometimes without call or prepayment penalties.

                                                          AMORTIZED     FAIR
                                                             COST      VALUE
                                                          ---------- ----------
                                                             (IN THOUSANDS)
      Due in one year or less............................ $  123,776 $  123,553
      Due after one year through five years..............    524,363    525,913
      Due after five years through ten years.............    886,610    895,178
      Due after ten years................................  1,627,388  1,713,181
                                                          ---------- ----------
                                                           3,162,137  3,257,825
      Asset-backed securities............................    541,542    541,976
      Mortgage-backed securities.........................    659,741    659,741
                                                          ---------- ----------
                                                          $4,363,420 $4,459,542
                                                          ========== ==========

  Proceeds during 1997 and 1996 from sales, maturities and calls of bonds were $4,006,319,000 and $2,992,250,000, respectively. Gross gains of $43,227,000 and $36,104,000 and gross losses of $29,488,000 and $28,403,000 in 1997 and
1996, respectively, were realized on those sales.

  The cost of preferred stocks of unaffiliated companies was $31,519,000 and $30,886,000 at December 31, 1997 and 1996, respectively, and the related fair value was $31,640,000 and $30,681,000 at December 31, 1997 and 1996, respec-
tively. There was no difference between cost and statement value of preferred stocks at December 31, 1997. The difference between cost and statement value of $228,000 at December 31, 1996 was credited directly to unassigned surplus as of that date and did not affect net income.

  The change in unrealized gains and losses on investments in common stocks and on investments in subsidiaries is credited or charged directly to unas-signed surplus and does not affect net income. The cost and fair value of those investments at December 31, 1997 and 1996 were as follows:

                                                    GROSS      GROSS
                                                  UNREALIZED UNREALIZED   FAIR
                                           COST     GAINS      LOSSES    VALUE
                                         -------- ---------- ---------- --------
                                                     (IN THOUSANDS)
DECEMBER 31, 1997
Common stocks........................... $ 34,723  $  1,527    $3,455   $ 32,795
Subsidiaries............................  202,606   252,430       --     455,036
                                         --------  --------    ------   --------
                                         $237,329  $253,957    $3,455   $487,831
                                         ========  ========    ======   ========
DECEMBER 31, 1996
Common stocks........................... $ 28,991  $    655    $1,083   $ 28,563
Subsidiaries............................  202,606   206,898       --     409,504
                                         --------  --------    ------   --------
                                         $231,597  $207,553    $1,083   $438,067
                                         ========  ========    ======   ========

  The fair value of investments in subsidiaries presented above represents PLH's equity interest in the net assets of the subsidiary.

  Included in investments are securities having statement values of $3,966,000 at December 31, 1997 which were on deposit with various state insurance de-partments to satisfy regulatory requirements.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  The carrying value of mortgage loans is net of an allowance for loan losses of $868,000 and $2,526,000 at December 31, 1997 and 1996, respectively. The maximum and minimum lending rates for commercial mortgage loans made during 1997 were 8.8 percent and 6.9 percent, respectively; the maximum and minimum lending rates for residential mortgage loans made during 1997 were 9.0 percent and 4.3 percent, respectively; and the maximum and minimum lending rates for farm mortgage loans made during 1997 were 8.5 percent and 7.8 percent, respec-tively. The maximum percentage of any one loan to the value of collateral at the time of the loan, exclusive of insured, guaranteed or purchase money mort-gages, was 80 percent. Hazard insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without buildings. As of De-cember 31, 1997, PLH held $1,059,000 of mortgages with interest more than one year overdue amounting to $137,000. As of December 31, 1997, there were no taxes, assessments, or other amounts advanced by PLH on account of mortgage loans which were not included in mortgage loan totals. During 1997, $440,000 of taxes and maintenance expenses were paid by PLH on property acquired through foreclosure. During 1997, PLH did not reduce interest rates on any outstanding mortgages.

3. FINANCIAL INSTRUMENTS

  PLH utilizes a variety of financial instruments in its asset/liability man-agement process and to meet its customers' financing needs. The asset/liability management process focuses on the management of a variety of risks, including interest rate, market and credit risks. Effective management of these risks is an important determinant of profitability. Instruments used in this process and to meet the customers' financing and investing needs in-clude derivative financial instruments, primarily interest rate swap agree-ments and futures contracts, and commitments to extend credit. Other deriva-tives, such as forwards, are used to a much lesser extent in the asset/liability management process. All of these instruments involve (to vary-ing degrees) elements of market and credit risks in excess of the amounts rec-ognized in the accompanying financial statements at a given point in time. The contract or notional values of all of these instruments reflect the extent of involvement in the various types of financial instruments.

  PLH's exposure to market risk (including interest rate risk) is the risk of market volatility and potential disruptions in the market which may result in certain instruments being less valuable. PLH monitors and controls its expo-sure to this risk primarily through the use of cash flow stress testing, total portfolio analysis of net duration levels, a monthly mark-to-market process and ongoing monitoring of interest rate movements.

  PLH's exposure to credit risk (including interest rate risk) is the risk of loss from a counterparty failing to perform according to the terms of the con-tract. This exposure includes settlement risk (risk that the counterparty de-faults after PLH has delivered funds or securities under the terms of the con-tract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty non-performance on interest rate swap agreements and futures. Interest rate swap agreements are subject to replace-ment cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. Default by a counterparty would not result in an immediate accounting loss. These instruments, as well as futures and forwards, are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. Credit loss exposure resulting from non-performance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

  The credit risk on all financial instruments, whether on- or off-balance sheet, is controlled through an ongoing credit review, approval and monitoring process. PLH determines, on an individual counterparty basis, the need for collateral or other security to support financial instruments with credit risk, and establishes individual

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY and aggregate counterparty exposure limits. In order to limit exposure associ-ated with counterparty nonperformance on interest rate swap agreements, PLH enters into master netting agreements with its counterparties. These master netting agreements provide that, upon default of either party, contracts in gain positions will be offset with contracts in loss positions and the net gain or loss will be received or paid, respectively. Assuming every counterparty defaulted, the cost of replacing those interest rate contracts in a net gain position, after consideration of the aforementioned master netting agreements, was $20,344,000 and $22,188,000 at December 31, 1997 and 1996, re-
spectively.

  PLH manages interest rate risk through the use of duration analysis. Dura-tion is a key portfolio management tool and is measured for both assets and liabilities. For the simplest forms of assets or liabilities, duration is pro-portional to their weighted average life, with weights equal to the discounted present value of estimated cash flows. This methodology causes near-term cash flows to have a greater proportional weight than cash flows further in the fu-ture. For more complex assets and liabilities with optional cash flows, for example, callable bonds, mortgage-backed securities, or traditional insurance liabilities, additional adjustments are made in estimating an effective dura-tion number. PLH uses derivatives as a less costly and less burdensome alter-native to restructuring the underlying cash instruments to manage interest rate risk based upon the aggregate net duration level of its aggregate portfo-lio. Information is provided below for each significant derivative product type.

  Interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments, without an exchange of the underlying princi-pal amount. PLH also enters into basis swap agreements where amounts received are based primarily upon three month LIBOR or less and pays amounts based on either a short-term Treasury or Prime Rate. The amounts to be paid or received as a result of these agreements are accrued and recognized in the accompanying statements of operations through net investment income. Gains or losses real-ized on closed or terminated agreements are deferred and amortized as a compo-nent of the IMR.

  Futures are contracts which call for the delayed delivery of securities in which the seller agrees to deliver on a specified future date, a specified in-strument at a specified price. The daily change in fair value for futures used as accounting hedges both for products that provide a return based on the mar-ket performance of a designated index and for investments in common stocks are recognized in the accompanying statement of operations through net realized investment gains and losses. Margin requirements on futures contracts, equal to the change in fair value, are usually settled on a daily basis.

  The following table summarizes the activity by notional or contract value in derivative products for 1997 and 1996:

                                 RECEIVE   PAY FIXED/
                                FIXED/PAY   RECEIVE
                                 FLOATING   FLOATING   BASIS   FUTURES  FORWARDS
                                ---------- ---------- -------- -------- --------
                                                 (IN THOUSANDS)
Balances, December 31, 1995.... $1,320,962  $   --    $ 65,198 $ 50,106 $250,000
  Additions....................    107,473   10,000    100,000  314,271      --
  Maturities...................    109,268      --       4,558      --       --
  Terminations.................    396,400      --         --   293,594      --
                                ----------  -------   -------- -------- --------
Balances, December 31, 1996....    922,767   10,000    160,640   70,783  250,000
  Additions....................    266,290   25,958        --   319,168      --
  Maturities...................    194,567      --      22,002  314,449      --
  Terminations.................      5,000      --         --       --       --
                                ----------  -------   -------- -------- --------
Balances, December 31, 1997.... $  989,490  $35,958   $138,638 $ 75,502 $250,000
                                ==========  =======   ======== ======== ========

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  During 1997 and 1996, PLH terminated or closed certain interest rate swap agreements which were accounted for as hedges. The net deferred gains on these agreements during 1997 and 1996 were $71,000 and $1,279,000, respectively, and are being amor-tized to investment income over a period of one to six years, the expected re-maining life of the related investments, as a component of the IMR.

 Commitments

  Commitments to extend credit consist of agreements to lend to a customer at some future time, subject to established contractual conditions. Since it is likely some commitments may expire or be withdrawn without being fully drawn upon, the total commitment amounts do not necessarily represent future cash requirements. PLH evaluates individually each customer's creditworthiness. Collateral may be obtained, if deemed necessary, based on a credit evaluation of the counterparty. The collateral may include commercial, residential and/or farm real estate. At December 31, 1997 and 1996, commitments to extend credit were $155,185,000 and $136,317,000, respectively. Additionally, at December 31, 1997, PLH has agreed to fund additional investments through the year 2002 in an amount not to exceed $75,313,000.

 Concentrations of Credit Risk

  PLH limits credit risk by diversifying its investment portfolio among common and preferred stocks, public bonds, private placement securities, and commer-cial and residential mortgage loans. It further diversifies these portfolios between and within industry sectors, by geography and by property type. Credit risk is also limited by maintaining stringent underwriting standards and pur-chasing insurance protection in certain cases. In addition, PLH establishes credit approval processes, credit limits and monitoring procedures on an indi-vidual counterparty basis. As a result, management believes that significant concentrations of credit risk do not exist.

4. FEDERAL INCOME TAXES

  PLH and its subsidiaries file a life-nonlife consolidated federal income tax return. Under a written agreement, PLH and its affiliates allocate the federal income tax liability among the members of the consolidated return group in the ratio that each member's separate return tax liability, or benefit from a net operating loss, for the year bears to the consolidated tax liability. The fi-nal settlement under this agreement is made after the annual filing of the consolidated U.S. Corporate Income Tax Return.

  Reported income tax expense differs from income tax expense that would re-sult from applying statutory rates to pretax income primarily due to differ-ences in the statutory and tax treatment of certain statutory investments, de-ferred policy acquisition costs, bad debts, and differences in policy and con-tract liabilities.

  Included in the statements of changes in capital and surplus are certain ad-justments increasing surplus by $4,719,000 and $6,546,000 at December 31, 1997 and 1996, respectively, relating to tax accrual adjustments applicable to prior tax years.

  At December 31, 1997, accumulated earnings of PLH for federal income tax purposes included a "Policyholders' Surplus" account balance of $17,425,000, a special memorandum tax account. This is a special memorandum account balance which has not been currently taxed, but income taxes computed at current rates will become payable if this surplus is distributed. Provisions of the Deficit Reduction Act of 1984 (the Act) do not permit further additions to the Policy-holders' Surplus account. The "Shareholders' Surplus" account is also a spe-cial memorandum tax account, and generally represents an accumulation of tax-able income (net of tax thereon) plus the dividends received deduction, tax-exempt interest, and certain other special deductions as provided by the Act. At December 31, 1997, the balance in the Shareholders' Surplus account amounted to approximately $611,347,000. There is no present intention to make distributions in excess of the Shareholders' Surplus account.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

5. RELATED PARTY TRANSACTIONS

 Reinsurance Assumed from Affiliates

  PLH entered into two indemnity reinsurance agreements with CLICO in 1987 whereby PLH assumes 100 percent of the risks reinsured on all structured set-tlement policies issued during 1987 by CLICO. The agreements were amended in 1988 whereby PLH also assumes 100 percent of the risks reinsured on all struc-tured settlement, pension buyout, and single premium immediate annuities is-sued subsequent to 1987 by CLICO. The agreements were also amended in 1988 to change the agreements from indemnity reinsurance to coinsurance. The agree-ments were further amended in 1992 whereby CLICO recaptured structured settle-ments issued in 1991 and in the first five months of 1992.

  PLH entered into a reinsurance agreement with CLICO in 1990 on a coinsurance basis whereby PLH assumes 100 percent of the risk on certain guaranteed in-vestment contracts issued by CLICO. The agreement was amended in 1996 to pro-vide CLICO with profit sharing on the assumed business of up to 20 basis points per year of the account value. The amount of profit sharing paid to CLICO in 1997 and 1996 was $1,986,000 and $1,733,000, respectively. In addi-tion, the agreement was amended to provide CLICO with reimbursement of ex-traordinary expenses related to the assumed policies, including guaranty fund assessment payments. There were no expense reimbursements made to CLICO in 1997 or 1996.

  PLH entered into indemnity reinsurance agreements with PSI in 1987 whereby PLH assumes 100 percent of the risks reinsured on all structured settlement contracts issued during 1987. The agreements were amended in 1988 whereby PLH also assumed 100 percent of the risks reinsured on all structured settlement, pension buyout and single premium immediate annuities issued subsequent to 1987. The agreements were also amended in 1988 to change the agreements from indemnity reinsurance to coinsurance.

  PLH entered into a reinsurance agreement with PSI in 1996 on a coinsurance basis whereby PLH assumes 100 percent of the risk on certain guaranteed in-vestment contracts issued by PSI. The agreement provides PSI with profit shar-ing on the assumed business of up to 20 basis points of account value. The amount of profit sharing paid to PSI in 1997 and 1996 was $984,000 and $164,000, respectively.

  Effective June 30, 1995, PLH entered into a coinsurance agreement with PSI whereby PLH assumed 100 percent of the risk of business reinsured by PSI from Manufacturers Life Insurance Company of North America (MLIC), formerly North American Security Life. This agreement coinsured existing deposits of MLIC's fixed account portion of their variable annuity product business. In addition, this agreement included prospective coinsurance of future sales of MLIC's fixed account portion of their variable annuity product. This agreement also contained a provision which provided PSI with profit sharing on the assumed business of up to 10 basis points of account value. The profit sharing amount paid by PLH to PSI in 1996 was $574,000. Under the initial agreement, PLH re-ceived cash and invested assets in exchange for its coinsurance of $724,700,000 of fixed annuity deposits. As of November 1, 1996, the coinsur-ance agreement was amended whereby PSI recaptured the fixed annuity deposits from PLH. The recapture resulted in PLH transferring to PSI liabilities previ-ously reinsured related to the business of $575,450,000 and assets of $577,000,000 as of December 31, 1996. The $1,550,000 difference represented the net expense incurred by PLH as of December 31, 1996.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  The following table summarizes the amounts reflected in the statements of operations from reinsurance assumed by PLH from CLICO and PSI:

                             EXPENSE (REVENUE) FOR THE YEAR ENDED DECEMBER 31, 1997
                         ------------------------------------------------------------------
                                                  ASSUMED FROM
                         ------------------------------------------------------------------
                            CLICO      CLICO        PSI        PSI        PSI       TOTAL
ITEM ASSUMED             (ANNUITIES)  (GIC'S)   (ANNUITIES)  (GIC'S)    (MLIC)     ASSUMED
------------             ----------- ---------  ----------- ---------  ---------  ---------
                                                 (IN THOUSANDS)
Premium income..........  $(173,892) $  (2,555)   $(1,982)  $(100,941) $     --   $(279,370)
Life, annuity and other
 benefits...............     79,100    353,690     10,116      84,908        --     527,814
Commissions and
 expenses...............      6,995        --          19         --         --       7,014
Change in reserves or
 policyholder contract
 deposits...............    178,450   (269,172)        56      45,651        --     (45,015)
                             EXPENSE (REVENUE) FOR THE YEAR ENDED DECEMBER 31, 1996
                         ------------------------------------------------------------------
                                                  ASSUMED FROM
                         ------------------------------------------------------------------
                            CLICO      CLICO        PSI        PSI        PSI       TOTAL
ITEM ASSUMED             (ANNUITIES)  (GIC'S)   (ANNUITIES)  (GIC'S)    (MLIC)     ASSUMED
------------             ----------- ---------  ----------- ---------  ---------  ---------
                                                 (IN THOUSANDS)
Premium income..........  $(105,397) $(105,319)   $  (307)  $(244,197) $(126,736) $(581,956)
Life, annuity and other
 benefits...............     62,884    152,409      9,871       5,120    306,302    536,586
Commissions and
 expenses...............      4,304        --           3         --      (2,338)     1,969
Change in reserves or
 policyholder contract
 deposits...............    112,743     38,934       (789)    243,558   (149,236)   245,210

  PLH entered into two separate reinsurance agreements with two affiliates, Academy Life Insurance Company (ALIC) and Pension Life Insurance Company of America (PLIC), in 1992, both on a coinsurance funds withheld basis. On April 1, 1993, the reinsurance agreements were amended from a coinsurance funds withheld basis to a coinsurance nonfunds withheld basis. The following table summarizes the amounts reflected in the statements of operations from these reinsurance agreements:

                                                            EXPENSE (REVENUE)
                                                              FOR THE YEAR
                                                            ENDED DECEMBER 31
                                                            ------------------
                                                              1997      1996
                                                            --------  --------
                                                             (IN THOUSANDS)
      Premium income assumed............................... $(46,442) $(49,974)
      Life, accident and health and other benefit assumed..   32,957    32,048
      Commissions and expense allowances on reinsurance
       assumed.............................................    9,143    11,547
      Change in policy reserves assumed....................    2,788     3,983
      Other income assumed.................................     (167)     (165)

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

 Other Agreements and Transactions with Related Parties

  PLH has entered into agreements with its affiliates whereby PLH performs ad-ministrative services, management support services, and marketing services for its affiliates. PLH, as compensation, receives an amount equal to the actual cost of providing such services. This cost is allocated on a pro rata basis to each affiliate receiving these services. Amounts received were $63,000,000 and $70,000,000 in 1997 and 1996, respectively. Such amounts are classified as re-ductions of general insurance and other expenses in the accompanying state-ments of operations.

  PLH entered into a revolving credit note with Commonwealth on April 8, 1996, whereby PLH can borrow from Commonwealth up to $35,000,000. Interest is com-puted monthly at a rate designated in the note. At December 31, 1997 and 1996, there was no outstanding balance. During 1997, PLH paid $24,000 in interest expense related to this note. No such interest expense was incurred or paid during 1996.

  PLH participates in various benefit plans sponsored by Commonwealth and the related costs allocated to PLH are not significant.

  PLH has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumu-lative dividend equal to 8 1/2 percent per annum of the liquidation value of the preferred stock. PLH may redeem all or any portion of the preferred stock at the liquidation value commencing December 18, 2008.

  During 1997, PLH paid ordinary cash dividends of $35,154,000 and paid an ex-traordinary cash dividend of $84,846,000 ($46,716,000 to CLLP and $73,284,000 to its common stock shareholders). During 1996, PLH paid ordinary cash divi-dends of $53,871,000 ($46,716,000 to CLLP and $7,155,000 to its common stock shareholders). Also during 1996, PLH paid an extraordinary cash dividend of $71,129,000 to its common stock shareholders.

  On December 23, 1996, PLH made a capital contribution of its home office data center with a book value of $4,657,000 to VLIC.

  Commonwealth provides general management, advisory, legal and other general services to PLH. Diversified Financial Products, Inc., (DFP), formerly Providian Capital Management, Inc., an affiliate, provides investment manage-ment services to PLH along with marketing and administrative services for PLH's accumulation business.

6. REINSURANCE

  Certain premiums and benefits are assumed from and ceded to nonaffiliated insurance companies under various reinsurance agreements. The ceded reinsur-ance agreements provide PLH with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  PLH's assumed and ceded reinsurance agreements with affiliated and nonaffiliated insurance companies reduced (increased) certain items in the ac-companying financial statements by the following amounts:

                                                           1997        1996
                                                        ----------  ----------
                                                           (IN THOUSANDS)
ASSUMED:
 Policy and contract liabilities*...................... $3,006,401  $3,040,667
 Claim reserves*.......................................     14,169      13,796
 Advance premiums*.....................................        908         928
 Unearned premium reserves*............................      6,697       7,273
CEDED:
 Benefits paid or provided.............................        743       1,512
 Commissions and expense allowances on reinsurance
  ceded................................................     (2,323)     (1,123)
 Other income-reserves on ceded business...............         17          39
 Policy and contract liabilities*......................      1,408       1,412
 Claim reserves*.......................................        682         392
 Advance premiums*.....................................          9          10
 Unearned premium reserves*............................         43          35

--------
*  At year end.

  For all long-duration contracts, the effect of reinsurance on life and annu-ity premiums earned in 1997 and 1996 was as follows:

                                                                1997      1996
                                                              PREMIUMS  PREMIUMS
                                                               EARNED    EARNED
                                                              --------  --------
                                                               (IN THOUSANDS)
      Direct................................................. $168,988  $162,087
      Assumed................................................  238,181   180,812
      Ceded..................................................     (608)      187
                                                              --------  --------
      Net.................................................... $406,561  $343,086
                                                              ========  ========

  For all short-duration contracts, the effect of all reinsurance agreements on accident and health premiums written and earned in 1997 and 1996 was as follows:

                                           1997 PREMIUMS       1996 PREMIUMS
                                         ------------------  ------------------
                                         WRITTEN    EARNED   WRITTEN    EARNED
                                         --------  --------  --------  --------
                                                   (IN THOUSANDS)
Direct.................................. $ 84,959  $ 84,959  $ 92,721  $ 92,721
Assumed.................................   61,427    61,427    63,960    63,960
Ceded...................................   (1,673)   (1,673)   (1,688)   (1,688)
                                         --------  --------  --------  --------
Net..................................... $144,713  $144,713  $154,993  $154,993
                                         ========  ========  ========  ========

  Amounts payable or recoverable for reinsurance on paid or unpaid life and health claims are not subject to periodic or maximum limits. At December 31, 1997, PLH reinsurance recoverables are not material and no individual rein-surer owed PLH an amount equal to or greater than 3% of PLH's surplus.

  PLH remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

7. LIFE AND ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES

  The withdrawal provisions of PLH's annuity reserves and deposit fund liabil-ities at December 31, 1997 are summarized as follows:

                                 AMOUNT   PERCENT
                               ---------- -------
                                 (IN THOUSANDS)
   Subject to discretionary
    withdrawal (with
    adjustment):
     With market value
      adjustment.............  $1,360,368   15.0%
     At book value less
      surrender charge.......     385,683    4.2%
     At market value.........   3,519,863   38.7%
                               ----------  -----
                                5,265,914   57.9%
   Subject to discretionary
    withdrawal (without
    adjustment)
    at book value with
    minimal or no charge or
    adjustment...............   1,691,979   18.6%
   Not subject to
    discretionary withdrawal.   2,134,391   23.5%
                               ----------  -----
   Total annuity reserves and
    deposit fund liabilities
    before reinsurance.......   9,092,284  100.0%
                                           =====
   Less reinsurance..........         --
                               ----------
   Net annuity reserves and
    deposit fund
    liabilities*.............  $9,092,284
                               ==========

--------
* Includes $3,521,516,000 of annuities reported in PLH's separate account li-abilities. The remaining balance, $5,570,768,000 is included in aggregate policy reserves and policyholder contract deposits in the accompanying bal-ance sheet.

  The above amount subject to discretionary withdrawal with market value ad-justment includes approximately $862,931,000 at December 31, 1997 of floating rate GIC liabilities with credited rates that vary in response to changes in stipulated indexes and which self-adjust in response to market changes making their market value and book value essentially equal.

  As of December 31, 1997, PLH had $114,171,000 of insurance in force, and re-lated policy reserves of $559,000, for which the gross premiums were less than the net premiums according to the standard of valuation set by the state of Missouri.

8. SEPARATE ACCOUNTS

  Separate accounts held by PLH represent funds held for individual policy-holders. The separate accounts do not have any minimum guarantees and the in-vestment risks associated with market value changes are borne entirely by the policyholder. The assets in the separate accounts, carried at estimated fair value, consist of common stocks, mortgage loans, long-term bonds and cash. During 1997, PLH made a capital contribution of $26,362,000 to the separate accounts. At December 31, 1997, the fair value of this capital contribution was $28,748,000 which is included in the separate account assets but is ex-cluded from the corresponding liabilities. No such capital contributions were made during 1996.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  Information regarding the separate accounts of PLH as of and for the year ended December 31, 1997 is as follows:

                                             NONINDEXED
                                             GUARANTEED     NON-
                                            MORE THAN 4% GUARANTEED   TOTAL
                                            ------------ ---------- ----------
                                                      (IN THOUSANDS)
   Premiums, deposits and other
    considerations.........................   $  3,481   $  781,075 $  784,556
                                              ========   ========== ==========
   Separate account liabilities*...........   $166,241   $3,376,067 $3,542,308
                                              ========   ========== ==========
   Reserves for separate accounts by
    withdrawal characteristics:
     Subject to discretionary withdrawal
      (with adjustment):
       With market value adjustment........   $166,241   $      --  $  166,241
       At market value.....................        --     3,376,067  3,376,067
                                              --------   ---------- ----------
   Total separate account liabilities......   $166,241   $3,376,067 $3,542,308
                                              ========   ========== ==========

--------
* Separate account liabilities are exclusive of $1,996,000 which represents amounts due to the general account net of other amounts payable as of De-cember 31, 1997.

  A reconciliation of the amounts transferred to and from PLH's separate ac-counts for the year ended December 31, 1997 is presented below (in thousands):

      Transfers as reported in the Summary of Operations of
       PLH's Separate Accounts Annual Statement:
        Transfers to separate accounts................................ $784,931
        Transfers from separate accounts.............................. (189,627)
                                                                       --------
      Net transfers to separate accounts..............................  595,304
                                                                       --------
      Reconciling adjustments:
        Fees paid to external fund manager............................    2,311
        Transfers to modified separate account........................    2,018
                                                                       --------
                                                                          4,329
                                                                       --------
      Transfers as reported in the Summary of Operations
       of PLH's Life, Accident & Health Annual Statement.............. $599,633
                                                                       ========

9. DEFERRED AND UNCOLLECTED PREMIUMS

  Deferred and uncollected accident and health and life insurance premiums and annuity considerations as of December 31, 1997 were as follows:

                                                                         NET OF
      TYPE                                                GROSS  LOADING LOADING
      ----                                               ------- ------- -------
                                                             (IN THOUSANDS)
      Ordinary new...................................... $ 2,975 $ 2,161 $   814
      Ordinary renewal..................................  18,330   5,589  12,741
                                                         ------- ------- -------
      Total ordinary....................................  21,305   7,750  13,555
                                                         ------- ------- -------
      Group new business................................   2,399   1,440     959
      Group renewal.....................................  39,231  10,013  29,218
                                                         ------- ------- -------
      Total group.......................................  41,630  11,453  30,177
                                                         ------- ------- -------
      Total Life and annuity............................  62,935  19,203  43,732
      Accident and health...............................   2,696     --    2,696
                                                         ------- ------- -------
      Total............................................. $65,631 $19,203 $46,428
                                                         ======= ======= =======

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

10. CAPITAL AND SURPLUS AND STATUTORY RESTRICTIONS ON DIVIDENDS

  Life/Health insurance companies are subject to certain Risk-Based Capital
(RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 1997, PLH meets the RBC requirements.

  PLH is subject to limitations, imposed by the state of Missouri, on the pay-ment of dividends to its parent company. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of PLH's statutory capital and surplus as of the preceding December 31, or (2) PLH's statutory net income for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maxi-mum payment which may be made in 1998, without prior regulatory approval, is $105,866,000.

11. CONTINGENCIES

  In the ordinary course of business, PLH is a defendant in litigation princi-pally involving insurance policy claims for damages, including compensatory and punitive damages. In the opinion of management, the outcome of such liti-gation will not result in a loss which would be material to PLH's financial position or results of operations.

12. FAIR VALUES OF FINANCIAL INSTRUMENTS

  The following methods and assumptions were used by PLH in estimating fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

   Bonds, Preferred Stocks and Common Stocks

    The fair values of bonds, preferred stocks and common stocks are gener-ally based on published quotations of the SVO of the NAIC. However, for certain investments, the SVO does not provide a value and PLH uses either admitted asset investment amounts (i.e., statement values) as allowed by the NAIC, values provided by outside broker confirmations or internally calculated estimates. The fair values of PLH's investments in bonds, pre-ferred stocks and common stocks are disclosed in Note 2.

   Mortgage Loans

    The fair values of commercial, residential and farm mortgage loans are estimated utilizing discounted cash flow calculations, using current market interest rates for loans with similar terms to borrowers of similar credit quality.

   Policy Loans

    The carrying values of policy loans reported in the accompanying balance sheets approximate their fair values.

   Cash, Short-Term Investments, Other Invested Assets and Deferred and Uncollected Premiums

    The carrying values of cash, short-term investments, other invested as-sets and deferred and uncollected premiums reported in the accompanying balance sheets approximate their fair values.

   Investment Contracts

    The fair values of floating rate guaranteed investment contracts approxi-mate their carrying values. The fair values of fixed rate guaranteed in-vestment contracts and investmenttype fixed annuity contracts are

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY estimated using discounted cash flow calculations, based on current inter-est rates for similar contracts. The fair values of variable annuity con-tracts are equal to their carrying values.

   Derivative Financial Instruments

    The fair values for derivative financial instruments are based on pricing models or formulas using current assumptions.

  The carrying values and fair values of PLH's investments in commercial, res-idential and farm mortgage loans are summarized as follows:

                                                            CARRYING     FAIR
                                                             VALUE      VALUE
                                                           ---------- ----------
                                                              (IN THOUSANDS)
      DECEMBER 31, 1997
      Commercial mortgages................................ $1,376,289 $1,423,046
      Residential mortgages...............................    797,525    806,891
      Farm mortgages......................................     95,693     99,515
                                                           ---------- ----------
                                                           $2,269,507 $2,329,452
                                                           ========== ==========
      DECEMBER 31, 1996
      Commercial mortgages................................ $1,565,534 $1,584,662
      Residential mortgages...............................  1,035,648  1,043,983
      Farm mortgages......................................     50,429     49,055
                                                           ---------- ----------
                                                           $2,651,611 $2,677,700
                                                           ========== ==========

  The carrying values and fair values of PLH's interest rate swap and forward-rate agreements are summarized as follows:

                                                                CARRYING  FAIR
                                                                 VALUE    VALUE
                                                                -------- -------
                                                                 (IN THOUSANDS)
      DECEMBER 31, 1997
      Interest rate swaps......................................  $  --   $18,417
      Forwards.................................................   1,927    1,927
                                                                 ------  -------
                                                                 $1,927  $20,344
                                                                 ======  =======
      DECEMBER 31, 1996
      Interest rate swaps......................................  $  --   $21,178
      Forwards.................................................     210      210
                                                                 ------  -------
                                                                 $  210  $21,388
                                                                 ======  =======

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  The carrying values and fair values of PLH's liabilities for investment-type contracts are summarized as follows:

                                                           CARRYING     FAIR
                                                            VALUE      VALUE
                                                          ---------- ----------
                                                             (IN THOUSANDS)
      DECEMBER 31, 1997
      Fixed annuity contracts...........................  $2,922,910 $2,968,539
      Guaranteed investment contracts...................   1,770,902  1,781,897
      Variable annuity contracts *......................   3,542,308  3,542,308
                                                          ---------- ----------
                                                          $8,236,120 $8,292,744
                                                          ========== ==========
      DECEMBER 31, 1996
      Fixed annuity contracts...........................  $3,050,018 $3,097,631
      Guaranteed investment contracts...................   1,961,549  2,034,047
      Variable annuity contracts *......................   2,430,508  2,430,508
                                                          ---------- ----------
                                                          $7,442,075 $7,562,186
                                                          ========== ==========

--------
*Included in PLH's separate account liabilities.

  The fair values for PLH's insurance contracts other than investment con-tracts are not required to be disclosed. However, the fair values of liabili-ties under all insurance contracts are taken into consideration in PLH's over-all management of interest rate risk, such that PLH's exposure to changing in-terest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

13. YEAR 2000 (UNAUDITED)

  Commonwealth's parent has adopted and has in place a Year 2000 Assessment and Planning Project (the Project) to review and analyze its information tech-nology and systems to determine if they are Year 2000 compatible. Commonwealth and PLH have begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. Commonwealth and PLH do not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, Commonwealth and PLH have undertaken communications with their significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be re-solved with no material financial impact on Commonwealth and PLH.

  Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known un-til the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with ap-propriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete suc-cess. Notwithstanding the efforts or results of Commonwealth and PLH, their ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond their knowl-edge or control.

                             Financial Statements

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee

                    Years ended December 31, 1997 and 1996
                      with Report of Independent Auditors

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee

                             Financial Statements


                    Years ended December 31, 1997 and 1996


                                   CONTENTS

Report of Independent Auditors..........................................    1

Audited Financial Statements

Statements of Assets and Liabilities....................................    2
Statements of Operations................................................    4
Statements of Changes in Net Assets.....................................    6
Notes to Financial Statements...........................................    8

                        Report of Independent Auditors

Contract Owners
Providian Life and Health Insurance Company Separate Account V - Marquee

We have audited the accompanying statements of assets and liabilities of Providian Life and Health Insurance Company Separate Account V - Marquee (comprising the Fidelity VIP Money Market, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Dreyfus Growth and Income, Dreyfus Quality Bond, T. Rowe Price Equity Income, T. Rowe Price New America Growth, T. Rowe Price International Stock, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap and OCC Accumulation Trust U.S. Government Income Subaccounts) as of December 31, 1997 and 1996, and the related statements of operations and changes in net assets for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 and 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Providian Life and Health Insurance Company Separate Account V - Marquee at December 31, 1997 and 1996, and the results of their operations and changes in their net assets for the years then ended in conformity with generally accepted accounting principles.


/s/ Ernst & Young LLP

Louisville, Kentucky
April 24, 1998

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee

                     Statements of Assets and Liabilities

                                                                                                            DECEMBER 31
                                                                                                     1997                1996
                                                                                          ------------------------------------------
ASSETS
Investments:
    Fidelity VIP Money Market Portfolio (cost: $12,141,067 and
    $17,889,754 in 1997 and 1996 respectively)                                             $    12,141,067      $    17,889,754

    Fidelity VIP Equity-Income Portfolio (cost: $22,143,355 and
    $15,979,742 in 1997 and 1996, respectively)                                                 27,386,946           17,940,493

    Fidelity VIP Growth Portfolio (cost: $22,345,006 and $18,221,334
    in 1997 and 1996, respectively)                                                             27,796,182           19,723,633

    Fidelity VIP II Asset Manager Portfolio (cost: $7,862,596 and
    $5,969,949 in 1997 and 1996, respectively)                                                   9,120,947            6,663,600

    Dreyfus Growth and Income Portfolio (cost: $22,407,284 and
    $17,021,874 in 1997 and 1996, respectively)                                                 23,535,886           17,099,203

    Dreyfus Quality Bond Portfolio (cost: $6,425,881 and $5,446,316
    in 1997 and 1996, respectively)                                                              6,589,510            5,493,032

    T. Rowe Price Equity Income Portfolio (cost: $11,713,746 and
    $6,670,264 in 1997 and 1996, respectively)                                                  14,532,870            7,597,283

    T. Rowe Price New America Growth Portfolio (cost: $13,819,002
    and $12,020,116 in 1997 and 1996, respectively)                                             18,043,038           13,596,375

    T. Rowe Price International Stock Portfolio (cost: $16,365,380 and
    $14,083,411 in 1997 and 1996, respectively)                                                 17,596,099           15,485,997

    OCC Accumulation Trust Managed Portfolio (cost: $19,832,331
    and $13,593,631 in 1997 and 1996, respectively)                                             25,326,138           16,243,400

    OCC Accumulation Trust Small Cap Portfolio (cost: $11,725,858
    and $7,964,374 in 1997 and 1996, respectively)                                              14,465,475            9,165,713

    OCC Accumulation Trust U.S. Government Income Portfolio (cost:
    $2,076,917 and $1,628,586 in 1997 and 1996, respectively                                     2,106,440            1,630,786
                                                                                          ------------------------------------------
Total investments                                                                              198,640,598          148,529,269
Amounts due from Fund Manager                                                                            9                    -
Amounts due from Providian Life and Health Insurance Company                                             -              330,967
                                                                                          ------------------------------------------
TOTAL ASSETS                                                                                   198,640,607          148,860,236
LIABILITIES
Amounts due to Providian Life and Health Insurance Company                                               1                    -
                                                                                          ------------------------------------------
NET ASSETS                                                                                 $   198,640,606      $   148,860,236
                                                                                          ==========================================

                                                                                              DECEMBER 31
                                                                                      1997                  1996
                                                                                ---------------------------------------
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS
    Fidelity VIP Money Market Subaccount                                        $        12,141,067    $     18,220,721

    Fidelity VIP Equity-Income Subaccount                                                27,386,946          17,940,493

    Fidelity VIP Growth Subaccount                                                       27,796,182          19,723,633

    Fidelity VIP II Asset Manager Subaccount                                              9,120,947           6,663,600

    Dreyfus Growth and Income Subaccount                                                 23,535,886          17,099,203

    Dreyfus Quality Bond Subaccount                                                       6,589,499           5,493,032

    T. Rowe Price Equity Income Subaccount                                               14,532,870           7,597,283

    T. Rowe Price New America Growth Subaccount                                          18,043,038          13,596,375

    T. Rowe Price International Stock Subaccount                                         17,596,099          15,485,997

    OCC Accumulation Trust Managed Subaccount                                            25,326,138          16,243,400

    OCC Accumulation Trust Small Cap Subaccount                                          14,465,475           9,165,713

    OCC Accumulation Trust U.S. Government Income Subaccount                              2,106,459           1,630,786










                                                                                ---------------------------------------
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS                     $       198,640,606    $    148,860,236
                                                                                =======================================

See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                         SEPARATE ACCOUNT V - MARQUEE


                            STATEMENT OF OPERATIONS


                         YEAR ENDED DECEMBER 31, 1997

                                                                                                                        DREYFUS
                                            FIDELITY VIP      FIDELITY VIP       FIDELITY VIP     FIDELITY VIP II      GROWTH AND
                                            MONEY MARKET      EQUITY-INCOME        GROWTH         ASSET MANAGER          INCOME
                                           ----------------------------------------------------------------------------------------
Investment income:
  Dividends                                $     719,242      $   1,928,884      $     763,657    $     812,985       $  1,927,338

Expenses:
  Mortality and expense risk and
    administrative charges                       189,992            327,963            349,668          111,208            299,592
                                            --------------------------------------------------------------------------------------
Net investment income (expense)                  529,250          1,600,921            413,989          701,777          1,627,746


Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) from
    investment transactions:
      Proceeds from sales                     19,300,395          2,733,526          3,591,683          841,860          3,024,490
      Cost of investments sold                19,300,395          2,368,812          3,270,488          776,498          2,828,486
                                            --------------------------------------------------------------------------------------
                                                       -            364,714            321,195           65,362            196,004


  Net unrealized appreciation
    (depreciation) on investments:
      At end of year                                   -          5,243,591          5,451,176        1,258,351          1,128,602
      At beginning of year                             -          1,960,751          1,502,299          693,651             77,330
                                            --------------------------------------------------------------------------------------
                                                       -          3,282,840          3,948,877          564,700          1,051,272
                                            --------------------------------------------------------------------------------------
Net gain on investments                                -          3,647,554          4,270,072          630,062          1,247,276
                                            --------------------------------------------------------------------------------------

Net increase in net assets
  resulting from operations                 $    529,250      $   5,248,475      $   4,684,061    $   1,331,839       $  2,875,022
                                            ======================================================================================

                                                                                                                          OCC
                                                                                 T. ROWE PRICE     T. ROWE PRICE      ACCUMULATION
                                              DREYFUS        T. ROWE PRICE       NEW AMERICA       INTERNATIONAL         TRUST
                                           QUALITY BOND      EQUITY INCOME          GROWTH           STOCK              MANAGED
                                           ----------------------------------------------------------------------------------------
Investment income:
  Dividends                                $    449,694       $      716,806     $      42,734    $      395,449       $    791,858

Expenses:
  Mortality and expense risk and
    administrative charges                       90,640              158,850           233,044           254,140            313,544
                                           ----------------------------------------------------------------------------------------
Net investment income (expense)                 359,054              557,956          (190,310)          141,309            478,314


Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) from
    investment transactions:
      Proceeds from sales                     1,749,381            1,203,133         3,268,854         2,774,700          3,266,979
      Cost of investments sold                1,737,288              983,003         2,692,299         2,520,464          2,663,254
                                           ----------------------------------------------------------------------------------------
                                                 12,093              220,130           576,555           254,236            603,725

  Net unrealized appreciation
    (depreciation) on investments:
      At end of year                            163,629            2,819,124         4,224,036         1,230,719          5,493,807
      At beginning of year                       46,716              927,019         1,576,259         1,402,586          2,649,769
                                           ----------------------------------------------------------------------------------------
                                                116,913            1,892,105         2,647,777          (171,867)         2,844,038
                                           ----------------------------------------------------------------------------------------
Net gain on investments                         129,006            2,112,235         3,224,332            82,369          3,447,763
                                           ----------------------------------------------------------------------------------------

Net increase in net assets
  resulting from operations                $    488,060       $    2,670,191      $  3,034,022    $      223,678       $  3,926,077
                                           ========================================================================================

                                                                   OCC
                                                               ACCUMULATION
                                            OCC                  TRUST U.S.
                                         ACCUMULATION           GOVERNMENT
                                         TRUST SMALL CAP          INCOME            TOTAL
                                         -----------------------------------------------------
Investment income:
  Dividends                              $      463,241        $     106,298      $  9,118,186

Expenses:
  Mortality and expense risk and
    administrative charges                      167,533               26,835         2,523,009
                                         -----------------------------------------------------
Net investment income (expense)                 295,708               79,463         6,595,177


Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) from
    investment transactions:
      Proceeds from sales                     2,256,299              260,262        44,271,562
      Cost of investments sold                1,927,152              260,693        41,328,832
                                         -----------------------------------------------------
                                                329,147                 (431)        2,942,730

  Net unrealized appreciation
    (depreciation) on investments:
      At end of year                          2,739,617               29,523        29,782,175
      At beginning of year                    1,201,339                2,200        12,039,919
                                         -----------------------------------------------------
                                              1,538,278               27,323        17,742,256
                                         -----------------------------------------------------
Net gain on investments                       1,867,425               26,892        20,684,986
                                         -----------------------------------------------------

Net increase in net assets
  resulting from operations              $    2,163,133        $     106,355     $  27,280,163
                                         =====================================================

See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                         SEPARATE ACCOUNT V - MARQUEE

                            STATEMENT OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 1996

                                                                                                                       DREYFUS
                                           FIDELITY VIP      FIDELITY VIP      FIDELITY VIP      FIDELITY VIP II      GROWTH AND
                                           MONEY MARKET     EQUITY-INCOME        GROWTH           ASSET MANAGER         INCOME
                                          ----------------------------------------------------------------------------------------
Investment income:
   Dividends                              $     869,792     $     364,076     $     624,928      $     241,246      $   1,899,674

Expenses:
   Mortality and expense risk and
     administrative charges                     213,748           183,429           205,711             71,296            179,240
                                          ---------------------------------------------------------------------------------------
Net investment income                           656,044           180,647           419,217            169,950          1,720,434

Realized and unrealized gain (loss)
   on investments:
   Net realized gain (loss) from
     investment transactions:
       Proceeds from sales                   20,949,214         1,187,151         1,770,220            542,867          2,293,759
       Cost of investments sold              20,949,214         1,115,530         1,692,008            511,206          2,136,898
                                          ---------------------------------------------------------------------------------------
                                                      -            71,621            78,212             31,661            156,861

   Net unrealized appreciation
     (depreciation) of investments:
       At end of year                                 -         1,960,751         1,502,299            693,651             77,329
       At beginning of year                           -           625,621           395,339            264,130            363,765
                                          ---------------------------------------------------------------------------------------
                                                      -         1,335,130         1,106,960            429,521           (286,436)
                                          ----------------------------------------------------------------------------------------
Net gain (loss) on investments                        -         1,406,751         1,185,172            461,182           (129,575)
                                          ----------------------------------------------------------------------------------------
Net increase in net assets resulting
     from operations                      $     656,044     $   1,587,398     $   1,604,389      $     631,132      $   1,590,859
                                          ========================================================================================

                                                                                                                           OCC
                                                                                 T.ROWE PRICE      T. ROWE PRICE      ACCUMULATION
                                             DREYFUS         T. ROWE PRICE       NEW AMERICA       INTERNATIONAL          TRUST
                                           QUALITY BOND      EQUITY INCOME          GROWTH             STOCK            MANAGED
                                          ----------------------------------------------------------------------------------------
Investment income:
   Dividends                              $     235,203      $  194,708        $     218,962      $     245,670      $    167,608

Expenses:
   Mortality and expense risk and
     administrative charges                      56,762          68,843              127,108            153,200           159,573
                                          ---------------------------------------------------------------------------------------
Net investment income                           178,441         125,865               91,854             92,470             8,035

Realized and unrealized gain (loss)
   on investments:
   Net realized gain (loss) from
     investment transactions:
       Proceeds from sales                    1,012,054         562,348            1,633,223            826,257         1,366,652
       Cost of investments sold               1,026,848         512,286            1,462,955            774,622         1,213,052
                                          ---------------------------------------------------------------------------------------
                                                (14,794)         50,062              170,268             51,635           153,600

   Net unrealized appreciation
     (depreciation) of investments:
       At end of year                            46,716         927,019            1,576,259          1,402,586         2,649,769
       At beginning of year                      70,906         248,357              471,024            252,914           606,294
                                          ---------------------------------------------------------------------------------------
                                                (24,190)        678,662            1,105,235          1,149,672         2,043,475
                                          ---------------------------------------------------------------------------------------
Net gain (loss) on investments                  (38,984)        728,724            1,275,503          1,201,307         2,197,075
                                          ---------------------------------------------------------------------------------------
Net increase in net assets resulting
     from operations                      $     139,457      $  854,589        $   1,367,357      $   1,293,777      $  2,205,110
                                          =======================================================================================

                                                                     OCC
                                                  OCC            ACCUMULATION
                                              ACCUMULATION        TRUST U.S.
                                                 TRUST            GOVERNMENT
                                               SMALL CAP            INCOME          TOTAL
                                            ---------------------------------------------------
Investment income:
   Dividends                                $   211,359         $      59,885     $   5,333,111

Expenses:
   Mortality and expense risk and
     administrative charges                      92,966                16,179         1,528,055
                                            ---------------------------------------------------
Net investment income                           118,393                43,706         3,805,056

Realized and unrealized gain (loss)
   on investments:
   Net realized gain (loss) from
     investment transactions:
       Proceeds from sales                    1,071,680                89,520        33,304,945
       Cost of investments sold                 982,017                89,558        32,466,194
                                            ---------------------------------------------------
                                                 89,663                   (38)          838,751

   Net unrealized appreciation
     (depreciation) of investments:
       At end of year                         1,201,339                 2,200        12,039,918
       At beginning of year                     323,974                16,012         3,638,336
                                            ---------------------------------------------------
                                                877,365               (13,812)        8,401,582
                                            ---------------------------------------------------
Net gain (loss) on investments                  967,028               (13,850)        9,240,333
                                            ---------------------------------------------------
Net increase in net assets resulting
     from operations                        $ 1,085,421         $      29,856     $  13,045,389
                                            ===================================================

See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                         SEPARATE ACCOUNT V - MARQUEE

                      STATEMENT OF CHANGES IN NET ASSETS

                         YEAR ENDED DECEMBER 31, 1997

                                                          FIDELITY VIP      FIDELITY VIP      FIDELITY VIP      FIDELITY VIP II
                                                          MONEY MARKET      EQUITY-INCOME       GROWTH            ASSET MANAGER
                                                          -----------------------------------------------------------------------
Balances at January 1, 1997                               $  18,220,721     $  17,940,493     $  19,723,633       $    6,663,600

Increase in net assets resulting from
   operations:
   Net investment income (expense)                              529,250         1,600,921           413,989              701,777
   Net realized gain (loss) on investments                            -           364,714           321,195               65,362
   Net unrealized appreciation (depreciation)
     on investments                                                   -         3,282,840         3,948,877              564,700
                                                          ----------------------------------------------------------------------
Net increase in net assets resulting
   from operations                                              529,250         5,248,475         4,684,061            1,331,839

Changes from variable annuity
   contract transactions:
   Transfers of net premiums                                  4,440,198         4,129,515         4,082,709            1,132,267
   Transfers for terminations                                (1,880,823)       (1,370,409)       (1,235,880)            (307,316)
   Transfers for annuity benefits                                     -                 -           (46,462)                   -
   Net transfers within Separate Account V-
     Marquee and transfers to and
     from the General Account                                (9,168,279)        1,438,872           588,121              300,557
                                                          ----------------------------------------------------------------------
Net increase (decrease) in net assets derived
     from variable annuity contract transactions             (6,608,904)        4,197,978         3,388,488            1,125,508
                                                          ----------------------------------------------------------------------
Net increase (decrease) in net assets                        (6,079,654)        9,446,453         8,072,549            2,457,347
                                                          ----------------------------------------------------------------------
Balances at December 31, 1997                             $  12,141,067     $  27,386,946     $  27,796,182       $    9,120,947
                                                          ======================================================================

                                                              DREYFUS                                              T. ROWE PRICE
                                                            GROWTH AND           DREYFUS         T. ROWE PRICE       NEW AMERICA
                                                              INCOME           QUALITY BOND      EQUITY INCOME         GROWTH
                                                          -------------------------------------------------------------------------
Balances at January 1, 1997                               $     17,099,203     $   5,493,032     $   7,597,283      $   13,596,375

Increase in net assets resulting from
   operations:
   Net investment income (expense)                               1,627,746           359,054           557,956            (190,310)
   Net realized gain (loss) on investments                         196,004            12,093           220,130             576,555
   Net unrealized appreciation (depreciation)
     on investments                                              1,051,272           116,913         1,892,105           2,647,777
                                                          ------------------------------------------------------------------------
Net increase in net assets resulting
   from operations                                               2,875,022           488,060         2,670,191           3,034,022

Changes from variable annuity
   contract transactions:
   Transfers of net premiums                                     3,748,081         1,136,459         2,999,769           2,155,478
   Transfers for terminations                                   (1,218,963)         (518,455)         (449,026)         (1,271,212)
   Transfers for annuity benefits                                        -                 -                 -                   -
   Net transfers within Separate Account V-
     Marquee and transfers to and
     from the General Account                                    1,032,543            (9,597)        1,714,653             528,375
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets derived
     from variable annuity contract transactions                 3,561,661           608,407         4,265,396           1,412,641
                                                          ------------------------------------------------------------------------
Net increase (decrease) in net assets                            6,436,683         1,096,467         6,935,587           4,446,663
                                                          ------------------------------------------------------------------------
Balances at December 31, 1997                             $     23,535,886     $   6,589,499     $  14,532,870      $   18,043,038
                                                          ========================================================================

                                                                                                           OCC
                                                                           OCC                         ACCUMULATION
                                                     T. ROWE PRICE     ACCUMULATION       OCC            TRUST U.S.
                                                      INTERNATIONAL       TRUST         ACCUMULATION    GOVERNMENT
                                                         STOCK           MANAGED      TRUST SMALL CAP      INCOME         TOTAL
                                                     ------------------------------------------------------------------------------
Balances at January 1, 1997                          $    15,485,997   $  16,243,400    $   9,165,713  $   1,630,786  $ 148,860,236

Increase in net assets resulting from
   operations:
   Net investment income (expense)                           141,309         478,314          295,708         79,463      6,595,177
   Net realized gain (loss) on investments                   254,236         603,725          329,147           (431)     2,942,730
   Net unrealized appreciation (depreciation)
     on investments                                         (171,867)      2,844,038        1,538,278         27,323     17,742,256
                                                     ------------------------------------------------------------------------------
Net increase in net assets resulting
   from operations                                           223,678       3,926,077        2,163,133        106,355     27,280,163

Changes from variable annuity
   contract transactions:
   Transfers of net premiums                               2,499,219       5,370,560        2,111,272        126,554     33,932,081
   Transfers for terminations                             (1,036,985)     (1,459,683)        (505,908)       (70,583)   (11,325,243)
   Transfers for annuity benefits                            (46,872)        (57,088)               -              -       (150,422)
   Net transfers within Separate Account V-
     Marquee and transfers to and
     from the General Account                                471,062       1,302,872        1,531,265        313,347         43,791
                                                     ------------------------------------------------------------------------------
Net increase (decrease) in net assets derived
     from variable annuity contract transactions           1,886,424       5,156,661        3,136,629        369,318     22,500,207
                                                     ------------------------------------------------------------------------------
Net increase (decrease) in net assets                      2,110,102       9,082,738        5,299,762        475,673     49,780,370
                                                     ------------------------------------------------------------------------------
Balances at December 31, 1997                        $    17,596,099   $  25,326,138    $  14,465,475  $   2,106,459  $ 198,640,606
                                                     ==============================================================================

See accompanying notes.

                  Providian Life and Health Insurance Company

                         Separate Account V - Marquee


                      Statement of Changes in Net Assets


                         Year ended December 31, 1996


                                                               FIDELITY VIP    FIDELITY VIP   FIDELITY VIP   FIDELITY VIP II
                                                               MONEY MARKET   EQUITY-INCOME      GROWTH       ASSET MANAGER
                                                               -------------------------------------------------------------
Balances at January 1, 1996                                    $ 15,994,397     $ 6,750,129    $ 7,243,352        $3,407,093

Increase in net assets
     resulting from operations:
Net investment income                                               656,044         180,647        419,217           169,950
Net realized gain (loss) on investments                                   -          71,621         78,212            31,661
Net unrealized appreciation (depreciation) of investments                 -       1,335,130      1,106,960           429,521
                                                               -------------------------------------------------------------
Net increase in net assets
    resulting from operations                                       656,044       1,587,398      1,604,389           631,132

Changes from variable annuity
     contract transactions:
Transfers of net premiums                                        16,450,718       8,249,635      9,143,227         2,057,416
Transfers for terminations                                       (1,324,266)       (371,114)      (319,007)         (233,930)
Net transfers within Separate Account V -
     Marquee and transfers to and
     from the General Account                                   (13,556,172)      1,724,445      2,051,672           801,889
                                                               -------------------------------------------------------------
Net increase in net assets derived
    from variable annuity contract transactions                   1,570,280       9,602,966     10,875,892         2,625,375
                                                               -------------------------------------------------------------
Net increase in net assets                                        2,226,324      11,190,364     12,480,281         3,256,507
                                                               -------------------------------------------------------------
Balances at December 31, 1996                                  $ 18,220,721     $17,940,493    $19,723,633        $6,663,600
                                                               =============================================================

                                                                    DREYFUS                                    T. ROWE PRICE
                                                                  GROWTH AND       DREYFUS     T. ROWE PRICE    NEW AMERICA
                                                                    INCOME      QUALITY BOND   EQUITY INCOME       GROWTH
                                                                  ----------------------------------------------------------
Balances at January 1, 1996                                       $ 4,747,966     $1,994,518      $2,341,015     $ 3,584,702

Increase in net assets
     resulting from operations:
Net investment income                                               1,720,434        178,441         125,865          91,854
Net realized gain (loss) on investments                               156,861        (14,794)         50,062         170,268
Net unrealized appreciation (depreciation) of investments            (286,436)       (24,190)        678,662       1,105,235
                                                                  ----------------------------------------------------------
Net increase in net assets
    resulting from operations                                       1,590,859        139,457         854,589       1,367,357

Changes from variable annuity
     contract transactions:
Transfers of net premiums                                           9,439,906      3,046,687       3,380,913       7,005,874
Transfers for terminations                                           (491,225)      (191,354)       (179,193)       (150,463)
Net transfers within Separate Account V -
     Marquee and transfers to and
     from the General Account                                       1,811,697        503,724       1,199,959       1,788,905
                                                                  ----------------------------------------------------------
Net increase in net assets derived
    from variable annuity contract transactions                    10,760,378      3,359,057       4,401,679       8,644,316
                                                                  ----------------------------------------------------------
Net increase in net assets                                         12,351,237      3,498,514       5,256,268      10,011,673
                                                                  ----------------------------------------------------------
Balances at December 31, 1996                                     $17,099,203     $5,493,032      $7,597,283     $13,596,375
                                                                  ==========================================================
                                                                                                              OCC
                                                                                OCC            OCC       ACCUMULATION
                                                             T. ROWE PRICE  ACCUMULATION   ACCUMULATION   TRUST U.S.
                                                             INTERNATIONAL      TRUST       TRUST SMALL   GOVERNMENT
                                                                 STOCK         MANAGED          CAP          INC          Total
                                                             ----------------------------------------------------------------------
Balances at January 1, 1996                                   $ 4,916,099    $ 6,159,415    $4,089,627    $  596,907   $ 61,825,220


Increase in net assets
     resulting from operations:
Net investment income                                              92,470          8,035       118,393        43,706      3,805,056
Net realized gain (loss) on investments                            51,635        153,600        89,663           (38)       838,751
Net unrealized appreciation (depreciation) of investments       1,149,672      2,043,475       877,365       (13,812)     8,401,582
                                                             ----------------------------------------------------------------------
Net increase in net assets                                      1,293,777      2,205,110     1,085,421        29,856     13,045,389
    resulting from operations

Changes from variable annuity
     contract transactions:
Transfers of net premiums                                       7,988,917      7,090,665     3,494,863       812,249     78,161,070
Transfers for terminations                                       (245,610)      (492,428)     (126,179)      (51,656)    (4,176,425)

Net transfers within Separate Account V -
     Marquee and transfers to and
     from the General Account                                   1,532,814      1,280,638       621,981       243,340          4,982
                                                             ----------------------------------------------------------------------
Net increase in net assets derived
    from variable annuity contract transactions                 9,276,121      7,878,875     3,990,665     1,004,023     73,989,627
                                                             ----------------------------------------------------------------------
Net increase in net assets                                     10,569,898     10,083,985     5,076,086     1,033,879     87,035,016
                                                             ----------------------------------------------------------------------
Balances at December 31, 1996                                 $15,485,997    $16,243,400    $9,165,713    $1,630,786   $148,860,236
                                                             ======================================================================

  See accompanying notes.

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee

                         Notes to Financial Statements

                               December 31, 1997


1.   ACCOUNTING POLICIES

ORGANIZATION OF THE ACCOUNT

Providian Life and Health Insurance Company Separate Account V - Marquee (the "Separate Account") is a separate account of Providian Life and Health Insurance Company ("PLH"), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account was established for the purpose of funding variable annuity contracts issued by PLH.

Prior to June 10, 1997, PLH was an indirect, wholly owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of PLH, were merged with an indirect, wholly owned subsidiary of AEGON N.V., an international insurance organization headquartered in The Hague, The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("CGC"). Effective December 31, 1997, ownership of CGC was transferred to AEGON USA, Inc., an indirect, wholly owned subsidiary of AEGON N.V.

The Separate Account has twelve subaccounts which invest exclusively in shares of the corresponding portfolios of Variable Insurance Products Fund I and Variable Insurance Products Fund II (both advised by Fidelity Management and Research Company), Dreyfus Variable Investment Fund (advised by Dreyfus Corporation), T. Rowe Price Equity Series, Inc. (advised by T. Rowe Price Associates, Inc.), T. Rowe Price International Series, Inc. (advised by Rowe Price-Fleming International, Inc.), and OCC Accumulation Trust (advised by OpCap Advisors) (each, a "Fund" and collectively, the "Funds"). Each Fund is an open-end management investment company.

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee

                   Notes to Financial Statements (continued)


1.   ACCOUNTING POLICIES (CONTINUED)

The portfolios available in each Fund as of December 31, 1997 are as follows:

VARIABLE INSURANCE PRODUCTS FUND I AND VARIABLE INSURANCE PRODUCTS FUND II Fidelity VIP Money Market Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP II Asset Manager Portfolio

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Growth and Income Portfolio
Dreyfus Quality Bond Portfolio

T. ROWE PRICE EQUITY SERIES, INC.
T. Rowe Price Equity Income Portfolio
T. Rowe Price New America Growth Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

OCC ACCUMULATION TRUST
OCC Accumulation Trust Managed Portfolio (formerly OpCap Advisors Managed Portfolio)
OCC Accumulation Trust Small Cap Portfolio (formerly OpCap Advisors Small Cap Portfolio)
OCC Accumulation Trust U.S. Government Income Portfolio (formerly OpCap Advisors U.S. Government Income Portfolio)

Each portfolio has different investment objectives and policies as outlined in the prospectus of the Separate Account. There is no assurance that a portfolio will achieve its stated investment objective.

The Separate Account offers a choice of two contracts with differing charge structures: "A" unit contracts and "B" unit contracts. "A" unit contracts have a front-end sales load of up to 5.75% of aggregate premium contributions and no surrender charges. For "B" unit contracts, no sales load is deducted from premium contributions and up to 10% of the accumulated value can be withdrawn once per year without a surrender

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee

                   Notes to Financial Statements (continued)


1.   ACCOUNTING POLICIES (CONTINUED)

charge. Additional withdrawals are subject to surrender charges of up to 6% during the first six contract years and the total surrender charges assessed will not exceed 8.5% of the premium contributions under the contract. No surrender charges are assessed on the death of the annuitant or after the sixth contract year.

In certain states of issue, the contract owner's initial premium is automatically allocated to the Fidelity VIP Money Market Subaccount until the end of the free look period (typically 10 days or, in certain instances, 30 days or more). Subsequent to the free look period and a five day grace period, the contract owner may allocate all or a portion of the initial premium and additional premiums, if any, to one or more subaccounts of the Separate Account or to PLH's General Account, which consists of all assets owned by PLH other than those in the Separate Account or other separate accounts. In all other states of issue, a contract owner may allocate the initial premium to one or more subaccounts of the Separate Account or to PLH's General Account.

Effective April 30, 1998, PLH terminated sales of the "A" unit contracts of the Separate Account. Only additional premiums allowable on existing contracts will be accepted after that date.

INVESTMENTS

The Separate Account purchases shares of the portfolios at net asset value in connection with premium payments allocated to the subaccounts in accordance with contract owners' directions and redeems shares of the portfolios to process transfers and to meet policy contract obligations. Gains and losses resulting from the redemption of shares are computed on the basis of average cost. Investment transactions are recorded on the trade dates.

All dividends and capital gains earned on the portfolios are reinvested in the portfolios and are reflected in the unit values of the subaccounts of the Separate Account.

Investments in the portfolios are valued at market which is calculated daily on each day the New York Stock Exchange is open for trading. Income and both realized and unrealized gains or losses from assets of each subaccount will be credited to or charged against that subaccount without regard to income, gains or losses from any other

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee

                   Notes to Financial Statements (continued)


1.   ACCOUNTING POLICIES (CONTINUED)

subaccount of the Separate Account or arising out of any other business PLH may conduct.

The contract's accumulated value varies with the investment performance of the corresponding portfolios. Investment results are not guaranteed by the Separate Account or PLH, except to the extent of amounts allocated to PLH's General Account. PLH has sole discretion to invest the assets of the General Account, subject to applicable law.

Allocation of any amounts to the General Account does not entitle the contract owner to share directly in the investment experience of these assets. There are three fixed options under the General Account. A fourth fixed option will be made available in 1998.

Although the assets in the Separate Account are the property of PLH, the assets in the Separate Account attributable to the contracts cannot be used to discharge the liabilities arising out of any other business which PLH may conduct. The assets of the Separate Account are available to cover the general liabilities of PLH only to the extent that the Separate Account's assets exceed its liabilities under the contracts.

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee

                   Notes to Financial Statements (continued)


2.   INVESTMENTS

The following is a summary of shares and amounts outstanding for each of the respective portfolios as of December 31, 1997 and 1996:

                                        DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
                                                                NET ASSET              FAIR
PORTFOLIO                                         SHARES          VALUE                VALUE
--------------------------------------------------------------------------------------------------
Fidelity VIP Money Market                    12,141,067.140           $ 1.00     $   12,141,067
Fidelity VIP Equity-Income                    1,127,963.180            24.28         27,386,946
Fidelity VIP Growth                             749,223.235            37.10         27,796,182
Fidelity VIP II Asset Manager                   506,437.923            18.01          9,120,947
Dreyfus Growth and Income                     1,132,622.040            20.78         23,535,886
Dreyfus Quality Bond                            561,765.558            11.73          6,589,510
T. Rowe Price Equity Income                     781,757.396            18.59         14,532,870
T. Rowe Price New America Growth                845,107.166            21.35         18,043,038
T. Rowe Price International Stock             1,381,169.466            12.74         17,596,099
OCC Accumulation Trust Managed                  597,596.461            42.38         25,326,138
OCC Accumulation Trust Small Cap                548,558.020            26.37         14,465,475
OCC Accumulation Trust U.S. Government
 Income                                         200,422.455            10.51          2,106,440
                                                                                 -----------------
                                                                                 $  198,640,598
                                                                                 =================

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee

                   Notes to Financial Statements (continued)


2.   INVESTMENTS (CONTINUED)

                                        DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------
                                                                NET ASSET               FAIR
PORTFOLIO                                        SHARES           VALUE                VALUE
--------------------------------------------------------------------------------------------------
Fidelity VIP Money Market                    17,889,753.551           $ 1.00     $   17,889,754
Fidelity VIP Equity-Income                      853,090.506            21.03         17,940,493
Fidelity VIP Growth                             633,385.776            31.14         19,723,633
Fidelity VIP II Asset Manager                   393,597.140            16.93          6,663,600
Dreyfus Growth and Income                       874,639.565            19.55         17,099,203
Dreyfus Quality Bond                            477,654.924            11.50          5,493,032
T. Rowe Price Equity Income                     497,855.999            15.26          7,597,283
T. Rowe Price New America Growth                769,460.943            17.67         13,596,375
T. Rowe Price International Stock             1,225,157.997            12.64         15,485,997
OCC Accumulation Trust Managed                  448,588.799            36.21         16,243,400
OCC Accumulation Trust Small Cap                405,383.167            22.61          9,165,713
OCC Accumulation Trust U.S. Government          157,108.431            10.38          1,630,786
 Income
                                                                               -------------------
                                                                                 $  148,529,269
                                                                               ===================

The aggregate cost of shares purchased during the years ended December 31, 1997 and 1996, for each of the respective portfolios is as follows:

                                                                  1997              1996
                                                             -------------------------------------
Fidelity VIP Money Market                                    $ 13,551,708      $  24,023,076
Fidelity VIP Equity-Income                                      8,532,425         10,970,764
Fidelity VIP Growth                                             7,394,160         13,065,329
Fidelity VIP II Asset Manager                                   2,669,145          3,338,192
Dreyfus Growth and Income                                       8,213,896         14,774,570
Dreyfus Quality Bond                                            2,716,853          4,549,552
T. Rowe Price Equity Income                                     6,026,485          5,089,882
T. Rowe Price New America Growth                                4,491,185         10,369,394
T. Rowe Price International Stock                               4,802,433         10,194,849
OCC Accumulation Trust Managed                                  8,901,954          9,253,562
OCC Accumulation Trust Small Cap                                5,688,636          5,180,737
OCC Accumulation Trust U.S. Government Income                     709,024          1,137,502
                                                           --------------------------------------
                                                             $ 73,697,904      $ 111,947,409
                                                           ======================================

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee

                   Notes to Financial Statements (continued)


3.   FEDERAL INCOME TAXES

Operations of the Separate Account are included in the federal income tax return of PLH, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Separate Account.

4.   ADVISORY AND SERVICE FEES

The Funds and their advisors furnish corporate management, administrative, marketing and distribution services. Additionally, the Funds' advisors furnish investment advisory services to the Funds' portfolios under the terms of advisory contracts. The net asset value of the portfolios is net of the advisory and service fees.

5.   EXPENSES

An annual charge is deducted from the unit values of the subaccounts of the Separate Account for PLH's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Separate Account attributable to the "A" unit contracts and the "B" unit contracts. For the years ended December 31, 1997 and 1996, the effective annual rate for this charge was .65% for the "A" unit contracts and 1.25% for the "B" unit contracts.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Separate Account. This charge is assessed daily by PLH, along with an annual policy fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccounts' accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Separate Account.

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee


                   Notes to Financial Statements (continued)


6.   CONTRACT OWNER TRANSACTIONS

Transactions with contract owners during 1997 and 1996 and end of period values for each of the respective subaccounts were as follows:

                                                      1997                                        1996
                                      ---------------------------------------     --------------------------------------
                                           "A" UNIT            "B" UNIT                "A" UNIT           "B" UNIT
                                           CONTRACTS           CONTRACTS               CONTRACTS          CONTRACTS
                                      ---------------------------------------     --------------------------------------
FIDELITY VIP MONEY MARKET
Outstanding units at beginning
  of period                                105,414.760      1,548,217.573              224,406.097     1,284,075.523
Issuance of units                           82,168.537      1,055,488.392               93,889.620     2,077,753.471
Redemption of units                       (143,817.814)    (1,588,175.699)            (212,880.957)   (1,813,611.421)
                                      ---------------------------------------     --------------------------------------
Outstanding units at end of period          43,765.483      1,015,530.266              105,414.760     1,548,217.573
                                      =======================================     ======================================

End of period:
  Unit value                           $     11.669906     $    11.452468          $     11.151373         11.009565
                                      =======================================     ======================================
  Subaccount value                     $       510,739     $   11,630,328          $     1,175,519        17,045,202
                                      =======================================     ======================================

FIDELITY VIP EQUITY-INCOME
Outstanding units at beginning
  of period                                 49,090.261      1,184,506.019               35,784.717       487,004.315
Issuance of units                            6,294.218        394,392.977               13,367.025       772,492.507
Redemption of units                         (2,300.737)      (141,446.525)                 (61.481)      (74,990.803)
                                      ---------------------------------------     --------------------------------------
Outstanding units at end of period          53,083.742      1,437,452.471               49,090.261     1,184,506.019
                                      =======================================     ======================================

End of period:
  Unit value                           $     18.995496     $    18.350933          $     14.946734         14.526523
                                      =======================================     ======================================
  Subaccount value                     $     1,008,352     $   26,378,594          $       733,739        17,206,754
                                      =======================================     ======================================

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee


                   Notes to Financial Statements (continued)


6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                             1997                                      1996
                                      ---------------------------------------------   --------------------------------------
                                                  "A" UNIT            "B" UNIT               "A" UNIT           "B" UNIT
                                                  CONTRACTS          CONTRACTS               CONTRACTS          CONTRACTS
                                      ---------------------------------------------   --------------------------------------
FIDELITY VIP GROWTH
Outstanding units at beginning
  of period                                        30,252.238      1,253,800.202              11,298.228       522,171.836
Issuance of units                                  35,499.301        355,863.933              33,297.284       823,963.189
Redemption of units                               (33,673.408)      (155,614.887)            (14,343.274)      (92,334.823)
                                      ---------------------------------------------   --------------------------------------
Outstanding units at end of period                 32,078.131      1,454,049.248              30,252.238     1,253,800.202
                                      =============================================   ======================================

End of period:
  Unit value                                 $      19.972797   $      18.675772          $    16.304637    $    15.337676
                                      =============================================   ======================================
  Subaccount value                           $        640,690   $     27,155,492          $      493,252    $   19,230,381
                                      =============================================   ======================================

FIDELITY VIP II ASSET MANAGER
Outstanding units at beginning
  of period                                        13,610.290        518,429.838               8,530.759       298,893.509
Issuance of units                                   2,025.146        132,376.310               5,089.112       260,169.377
Redemption of units                                (1,628.536)       (52,751.487)                 (9.581)      (40,633.048)
                                      ---------------------------------------------   --------------------------------------
Outstanding units at end of period                 14,006.900        598,054.661              13,610.290       518,429.838
                                      =============================================   ======================================

End of period:
  Unit value                                 $      15.378423   $      14.890851          $    12.848532    $    12.516116
                                      =============================================   ======================================
  Subaccount value                           $        215,404   $      8,905,543          $      174,872    $    6,488,728
                                      =============================================   ======================================

DREYFUS GROWTH AND INCOME
Outstanding units at beginning
  of period                                        47,193.469        909,708.688               13,982.817      302,521.463
Issuance of units                                  17,443.171        315,426.571               39,106.602      722,889.543
Redemption of units                                (8,679.331)      (132,053.044)              (5,895.950)    (115,702.318)
                                      ---------------------------------------------   --------------------------------------
Outstanding units at end of period                 55,957.309      1,093,082.215              47,193.469       909,708.688
                                      =============================================   ======================================

End of period:
  Unit value                                 $      21.451862   $      20.433502          $    18.607568    $    17.831035
                                      =============================================   ======================================
  Subaccount value                           $      1,200,388   $     22,335,498          $      878,156    $   16,221,047
                                      =============================================   ======================================

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee


                   Notes to Financial Statements (continued)


6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                        1997                                      1996
                                      ----------------------------------------     -------------------------------------
                                           "A" UNIT            "B" UNIT                "A" UNIT           "B" UNIT
                                           CONTRACTS          CONTRACTS                CONTRACTS          CONTRACTS
                                      ----------------------------------------     --------------------------------------
DREYFUS QUALITY BOND
Outstanding units at beginning
  of period                                  8,699.781           450,011.649                1,524.761      167,901.463
Issuance of units                            8,107.506           178,434.301                8,077.105      363,872.459
Redemption of units                         (1,346.509)         (134,207.140)                (902.085)     (81,762.273)
                                      ----------------------------------------     --------------------------------------
Outstanding units at end of period          15,460.778           494,238.810                8,699.781      450,011.649
                                      ========================================     ======================================

End of period:
  Unit value                            $    13.491190        $    12.910591           $    12.429340    $   11.966133
                                      ========================================     ======================================
  Subaccount value                      $      208,584        $    6,380,915           $      108,133    $   5,384,899
                                      ========================================     ======================================

T. ROWE PRICE EQUITY INCOME
Outstanding units at beginning
  of period                                 23,986.616           470,213.936               16,794.267      162,560.941
Issuance of units                            7,519.764           300,261.732                7,804.817      342,579.757
Redemption of units                         (1,795.546)          (56,150.500)                (612.468)     (34,926.762)
                                      ----------------------------------------     --------------------------------------
Outstanding units at end of period          29,710.834           714,325.168               23,986.616      470,213.936
                                      ========================================     ======================================

End of period:
  Unit value                            $    20.268252        $    19.501879           $    15.855902    $   15.348235
                                      ========================================     ======================================
  Subaccount value                      $      602,187        $   13,930,683           $      380,329    $   7,216,954
                                      ========================================     ======================================

T. ROWE PRICE NEW AMERICA GROWTH
Outstanding units at beginning
  of period                                 22,858.029           747,969.247                4,669.625      235,983.310
Issuance of units                           29,419.897           214,955.391               32,589.226      587,836.966
Redemption of units                        (27,441.627)         (131,439.584)             (14,400.822)     (75,851.029)
                                      ----------------------------------------     --------------------------------------
Outstanding units at end of period          24,836.299           831,485.054               22,858.029      747,969.247
                                      ========================================     ======================================

End of period:
  Unit value                            $    21.079038        $    21.070148           $    17.543313    $   17.641593
                                      ========================================     ======================================
  Subaccount value                      $      523,525        $   17,519,513           $      401,006    $  13,195,369
                                      ========================================     ======================================

                  Providian Life and Health Insurance Company

                         Separate Account V - Marquee

                   Notes to Financial Statements (continued)


6. CONTRACT OWNER TRANSACTIONS (CONTINUED)


                                                              1997                                      1996
                                             ---------------------------------------   --------------------------------------
                                                  "A" UNIT            "B" UNIT              "A" UNIT           "B" UNIT
                                                  CONTRACTS          CONTRACTS             CONTRACTS          CONTRACTS
                                             ---------------------------------------   --------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
Outstanding units at beginning
  of period                                        40,655.563          1,270,362.217         9,886.447            460,989.932
Issuance of units                                  32,409.606            327,883.447        30,904.820            870,343.195
Redemption of units                               (17,969.514)          (188,606.035)         (135.704)           (60,970.910)
                                             ---------------------------------------   --------------------------------------
Outstanding units at end of period                 55,095.655          1,409,639.629        40,655.563          1,270,362.217
                                             =======================================   ======================================

End of period:
  Unit value                                 $      12.413960        $     11.997495   $     12.138249        $     11.801760
                                             =======================================   ======================================
  Subaccount value                           $        683,955        $    16,912,144   $       493,487        $    14,992,510
                                             =======================================   ======================================

OCC ACCUMULATION TRUST MANAGED
Outstanding units at beginning
  of period                                        36,116.913            926,771.938        15,926.390            426,183.858
Issuance of units                                   3,804.056            430,452.919        22,125.242            577,610.041
Redemption of units                                (2,337.246)          (149,870.405)       (1,934.719)           (77,021.961)
                                             ---------------------------------------   --------------------------------------
Outstanding units at end of period                 37,583.723          1,207,354.452        36,116.913            926,771.938
                                             =======================================   ======================================

End of period:
  Unit value                                 $      21.012542        $     20.322456   $     17.319782        $     16.851895
                                             =======================================   ======================================
  Subaccount value                           $        789,730        $    24,536,408   $       625,537        $    15,617,863
                                             =======================================   ======================================

OCC ACCUMULATION TRUST SMALL CAP
Outstanding units at beginning
  of period                                        28,988.647            648,328.166         4,223.205            349,766.661
Issuance of units                                  22,907.437            325,023.129        24,785.400            377,408.993
Redemption of units                                (5,194.054)          (133,708.882)          (19.958)           (78,847.488)
                                             ---------------------------------------   --------------------------------------
Outstanding units at end of period                 46,702.030            839,642.413        28,988.647            648,328.166
                                             =======================================   ======================================

End of period:
  Unit value                                 $      16.704191        $     16.299028   $     13.774689        $     13.521552
                                             =======================================   ======================================
  Subaccount value                           $        780,120        $    13,685,355   $       399,310        $     8,766,403
                                             =======================================   ======================================

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee


                   Notes to Financial Statements (continued)


6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                           1997                                         1996
                                      ---------------------------------------------   ----------------------------------------
                                               "A" UNIT            "B" UNIT                 "A" UNIT           "B" UNIT
                                               CONTRACTS          CONTRACTS                 CONTRACTS          CONTRACTS
                                      ---------------------------------------------   ----------------------------------------
OCC ACCUMULATION TRUST U.S.
GOVERNMENT INCOME
Outstanding units at beginning
  of period                                      4,379.437          141,598.063                1,849.370        52,450.121
Issuance of units                                  761.965           52,577.138                3,258.882        95,182.332
Redemption of units                               (337.530)         (20,451.892)                (728.815)       (6,034.390)
                                      ---------------------------------------------   ----------------------------------------
Outstanding units at end of period               4,803.872          173,723.309                4,379.437       141,598.063
                                      =============================================   ========================================

End of period:
  Unit value                                 $   11.503160        $   11.807273        $       10.828803         11.182088
                                      =============================================   ========================================
  Subaccount value                           $      55,260        $   2,051,199        $          47,424         1,583,362
                                      =============================================   ========================================

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee

                   Notes to Financial Statements (continued)

7. NET ASSETS

Net assets at December 31, 1997 for each of the respective subaccounts are as summarized in the following tables:

                                           FIDELITY VIP         EQUITY-       FIDELITY VIP         ASSET
                                           MONEY MARKET         INCOME           GROWTH           MANAGER
                                      -----------------------------------------------------------------------
Contract owner transactions            $    10,637,014      $  19,870,895    $  21,137,282     $  6,906,170
Accumulated net investment income            1,504,053          1,826,252          797,039          857,548
Accumulated net realized gain on
  investments                                        -            446,208          410,685           98,878
Net unrealized appreciation on
  investments                                        -          5,243,591        5,451,176        1,258,351
                                      -----------------------------------------------------------------------
                                       $    12,141,067      $  27,386,946    $  27,796,182     $  9,120,947
                                      =======================================================================

                                            DREYFUS                             T. ROWE        T. ROWE PRICE
                                          GROWTH AND         DREYFUS         PRICE EQUITY       NEW AMERICA
                                            INCOME         QUALITY BOND         INCOME             GROWTH
                                      -----------------------------------------------------------------------
Contract owner transactions            $    18,476,379      $   5,824,018    $  10,721,391     $ 13,181,122
Accumulated net investment income
  (expense)                                  3,533,238            602,395          716,699         (116,286)
Accumulated net realized gain (loss)
  on investments                               397,667               (543)         275,656          754,166
Net unrealized appreciation on
  investments                                1,128,602            163,629        2,819,124        4,224,036
                                      -----------------------------------------------------------------------
                                       $    23,535,886      $   6,589,499    $  14,532,870     $ 18,043,038
                                      =======================================================================

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee


                   Notes to Financial Statements (continued)


7. NET ASSETS (CONTINUED)

                                                                                                     OCC
                                                                    OCC            OCC           ACCUMULATION
                                             T. ROWE PRICE      ACCUMULATION    ACCUMULATION      TRUST U.S.
                                             INTERNATIONAL          TRUST       TRUST SMALL       GOVERNMENT
                                                 STOCK            MANAGED          CAP             INCOME            TOTAL
                                      -----------------------------------------------------------------------------------------
Contract owner transactions            $      15,848,451      $   18,606,734    $   10,910,122   $   1,937,256   $ 154,056,834
Accumulated net investment income                207,288             455,619           390,344         138,476      10,912,665
Accumulated net realized gain on
  investments                                    309,641             769,978           425,392           1,204       3,888,932
Net unrealized appreciation on
  investments                                  1,230,719           5,493,807         2,739,617          29,523      29,782,175
                                      -----------------------------------------------------------------------------------------
                                       $      17,596,099      $   25,326,138    $   14,465,475   $   2,106,459   $ 198,640,606
                                      =========================================================================================

                  Providian Life and Health Insurance Company
                         Separate Account V - Marquee

                   Notes to Financial Statements (continued)


8.   YEAR 2000 (UNAUDITED)

CGC's parent has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. CGC and PLH have begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. CGC and PLH do not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, CGC and PLH have undertaken communications with their significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on CGC and PLH.

Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of CGC and PLH, their ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond their knowledge or control.

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)     Financial Statements.
          Part A. None
          Part B. All Financial Statements required to be filed are included in
                  Part B.
          Part C. None
          (b)     Exhibits.
          (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Account./1/
          (2)     Not Applicable.
          (3)     Distribution Agreement.
                  (a) Form of Selling Agreement./5/
          (4)     (a) Form of variable annuity contract (A Unit)./6/
                  (b) Form of variable annuity contract (B Unit)./6/
                  (c) 403(b) Rider./5/
                  (d) Individual Retirement Annuity Rider./5/
          (5)     Form of Application./7/
          (6)     (a) Articles of Incorporation of National Home./1/
                  (b) Amendment to Articles of Incorporation of National
                      Home./1/
                  (c) Amended and Restated Articles of Incorporation of National
                      Home./1/
                  (d) Amended and Restated Articles of Incorporation of
                      Providian Life and Health Insurance Company./9/
          (7)     Not Applicable.

          (8)     (a) Form of Participation Agreement for the Funds./6/

---------
/1/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.

/2/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.

/3/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.

/4/ Incorporated by reference from Post-Effective Amendment No. 5 to the Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.

/5/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.

/6/ Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-72838, filed on December 10, 1933.

/7/ Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-79502, filed on May 27, 1994.

/8/ Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-79502, filed on April 30, 1995.

/9/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-79502, filed April 30, 1996.

/10/ Incorporated by reference from Post-Effective Amendment No. 4 to the
     Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-79502, filed April 30, 1997.

/11/ Filed herewith.

                  (b) Participation Agreement Among T. Rowe Price International
                      Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and National Home Life Assurance Company dated as of July 8, 1994./8/
                  (c) Fund Participation Agreement between Dreyfus Variable
                      Investment Fund and National Home Life Assurance Company dated as of October 17, 1994./8/
                  (d) Participation Agreement Among Variable Insurance Products
                      Fund II, Fidelity Distributors Corporation and National Home Life Assurance Company dated as of November 1, 1993./8/
                  (e) Participation Agreement Among Variable Insurance Products
                      Fund, Fidelity Distributors and National Home Life Assurance Company./8/

                  (f) Amendment dated June 2, 1994 to the Participation
                      Agreement Among Variable Insurance Product Fund II, Fidelity Distributors Corporation and Providian Life and Health Insurance Company (formerly National Home Life Assurance Company) dated November 1, 1993. /10/

                  (g) Amendment dated March 20, 1996 to the Participation
                      Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Providian Life and Health Insurance Company (formerly National Home Life Assurance Company) dated November 1, 1993. /10/

          (9)     (a) Opinion and Consent of Counsel./11/
                  (b) Consent of Counsel./11/
          (10)    Consent of Independent Auditors./11/
          (11)    No Financial Statements are omitted from Item 23.
          (12)    Not Applicable.
          (13)    Performance Computation./10/
          (14)    Not Applicable.

Item 25.  Directors and Officers of Depositor


Positions and Offices with Depositor                        Name and Principal Business Address*
------------------------------------                        ------------------------------------
President                                                   Bart Herbert, Jr.
Senior Vice President                                       Edward A. Biemer
Senior Vice President                                       Thomas P. Bowie
Senior Vice President                                       G. Douglas Mangum, Jr.
Executive Vice President                                    William L. Busler
Treasurer                                                   Martha A. McConnell
Vice President                                              Brian Alford
Vice President & Assistant Treasurer                        Nathan C. Anguiano
Vice President & Division General Counsel                   Frank A. Camp
Vice President                                              Brenda K. Clancy
Vice President                                              Michele M. Coan
Vice President                                              Jane A. Coyne
Vice President                                              Karen H. Fleming
Vice President                                              Carolyn M. Johnson
Vice President                                              Michael F. Lane
Vice President, Secretary and Associate General Counsel     Susan E. Martin
Vice President                                              John A. Mazzuca
Vice President                                              Daniel C. Mohwinkel
Vice President                                              Thomas B. Nesspor
Vice President                                              Maureen E. Nielsen
Vice President                                              Larry N. Norman
Vice President                                              G. Eric O'Brien
Vice President                                              Daniel H. Odum
Vice President and Actuary                                  John C. Prestwood, Jr.
Vice President                                              Frank J. Rosa
Vice President                                              Douglas A. Sarcia
Vice President                                              Gary H. Scott
Vice President                                              Brian A. Smith
Vice President                                              Colleen M. Tobiason
Vice President                                              William A. Waldie, Jr.
Vice President                                              Michael A. Wapp
Vice President & Actuary                                    Ronald L. Ziegler
Assistant Vice President                                    Janice Boehmler
Assistant Vice President & Qualified Actuary                Michael A. Cioffi
Assistant Vice President                                    Kimberly A. Cushing
Assistant Vice President                                    Mary Ellen Fahringer
Assistant Vice President                                    JoAnn Herndon
Assistant Vice President                                    Patricia A. Lukacs
Assistant Vice President                                    William R. Maurer


Assistant Vice President                        Robert E. Payne
Assistant Vice President                        Teresa L. Stolba
Assistant Vice President                        Harvey Waite
Assistant Treasurer                             Cliford W. Flenniken
Assistant Treasurer                             William C. White, IV
Assistant Controller                            Paul J. Lukacs
Assistant Controller                            Joseph C. Noone
Second Vice President                           Amy E. Anders
Second Vice President                           George E. Claiborne, Jr.
Second Vice President                           Cindy L. Chanley
Second Vice President                           Marvin A. Johnson
Second Vice President                           Anne M. Spaes
Second Vice President/Investments               David L. Blankenship
Second Vice President/Investments               C. Ray Brewer
Second Vice President/Investments               Kirk W. Buese
Second Vice President/Investments               Joel L. Coleman
Second Vice President/Investments               William S. Cook
Second Vice President/Investments               Deborah A. Dias
Second Vice President/Investments               Lee W. Eastland
Second Vice President/Investments               Donald E. Flynn
Second Vice President/Investments               Eric B. Goodman
Second Vice President/Investments               M. Josette Goulet
Second Vice President/Investments               James Grant
Second Vice President/Investments               David R. Halfpap
Second Vice President/Investments               Robert L. Hansen
Second Vice President/Investments               Donna L. Heitzman
Second Vice President/Investments               David W. Hopewell
Second Vice President/Investments               Frederick B. Howard
Second Vice President/Investments               Claudia Jackson
Second Vice President/Investments               Jon D. Kettering
Second Vice President/Investments               Tim Kuussalo
Second Vice President/Investments               James D. MacKinnon
Second Vice President/Investments               Kathleen B. Madden
Second Vice President/Investments               Jeffrey T. McGlaun
Second Vice President/Investments               Paul D. Mier
Second Vice President/Investments               Thomas L. Nordstrom
Second Vice President/Investments               Ralph M. O'Brien
Second Vice President/Investments               Douglas H. Owen, Jr.
Second Vice President/Investments               Dennis Roland
Second Vice President/Investments               James D. Ross
Second Vice President/Investments               J. Alan Schork
Second Vice President/Investments               Lindsay Schumacher
Second Vice President/Investments               Michael B. Shaffer
Second Vice President/Investments               Clifford Sheets


Second Vice President/Investments                 Michael B. Simpson
Second Vice President/Investments                 Jon L. Skaggs
Second Vice President/Investments                 Elizabeth A. Smedley
Second Vice President/Investments                 Michael S. Smith
Second Vice President/Investments                 Anne M. Spaes
Second Vice President/Investments                 Donna J. Spalding
Second Vice President/Investments                 Robert T. Stanley
Second Vice President/Investments                 Bradley L. Stofferahn
Second Vice President/Investments                 Randall K. Waddell
Second Vice President/Investments                 Marcia Weiland
Second Vice President/Investments                 Tammy C. Wetterer
Second Vice President/Special Markets             Kim A. Bivins
Second Vice President/Special Markets             Gregory Lee Chapman
Second Vice President/Special Markets             Gregory M. Curry
Second Vice President/Special Markets             Lisa L. Patterson
Second Vice President/Special Markets             Rhonda L. Pritchett
Second Vice President/Special Markets             Thomas E. Walsh
Second Vice President/Special Markets             Harvey Willis
Second Vice President & Assistant Secretary       Edward P. Reiter
Assistant Secretary                               L. Jude Clark
Assistant Secretary                               Colleen S. Lyons
Assistant Secretary                               Mary Ann Malinyak
Assistant Secretary                               John R. Reesor
Assistant Secretary                               Mary L. Schaefer
Assistant Secretary                               Kimberly A. Scouller
Assistant Secretary                               R. Michael Slaven
Assistant Secretary                               Craig D. Vermie
Assistant Secretary                               Carolyn Wetterer
Advertising Compliance Officer                    Nancy E. Partington
Product Compliance Officer                        James T. Bradley

DIRECTORS:

Jay H. Berman                                     John C. Prestwood, Jr.
Bart Herbert, Jr.                                 Douglas A. Sarcia
G. Douglas Mangum, Jr.                            Brian A. Smith
Susan E. Martin                                   Craig D. Vermie
Thomas B. Nesspor

*The business address of each director and officer of Providian Life and Health Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 400 West Market Street, Louisville, Kentucky 40202 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Item 26. Persons controlled by or Under Common Control with the Depositor or Registrant.

     The Depositor, Providian Life and Health Insurance Company, is directly and indirectly wholly owned by AEGON USA, INC., which is indirectly wholly owned by AEGON n.v. The Registrant is a segregated asset account of Providian Life and Health Insurance Company.

     The following chart indicates the persons controlled by or under common control with Providian Life and Health Insurance Company:


                                                                   Jurisdiction of  Percent of Voting
Name                                                               Incorporation    Securities Owned         Business
----                                                               ---------------  -----------------        --------

AEGON N.V.                                                         Netherlands      53.63% of Vereniging     Holding company
                                                                   Corporation      AEGON Netherlands
                                                                                    Membership Association

Groninger Financieringen B.V.                                      Netherlands      100% of AEGON N.V.       Holding company
                                                                   Corporation      Netherlands Corporation

AEGON Netherland N.V.                                              Netherlands      100% of AEGON N.V.       Holding company
                                                                   Corporation      Netherlands Corporation

AEGON Nevak Holding B.V.                                           Netherlands      100% of AEGON N.V.       Holding company
                                                                   Corporation      Netherlands Corporation

AEGON International N.V.                                           Netherlands      100% of AEGON N.V.       Holding company
                                                                   Corporation      Netherlands Corporation

Voting Trust                                                       Delaware                                  Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                                                 Delaware         100% of Voting Trust     Holding company
Corporation

Short Hills Management                                             New Jersey       100% of AEGON U.S.       Holding company
Company                                                                             Holding Corporation

CORPA Reinsurance                                                  New York         100% of AEGON U.S.       Holding company
Company                                                                             Holding Corporation

AEGON Management                                                   Indiana          100% of AEGON U.S.       Holding company
Company                                                                             Holding Corporation

RCC North America Inc.                                             Delaware         100% of AEGON U.S.       Holding company
                                                                                    Holding Corporation

AEGON USA, Inc.                                                    Iowa             100% AEGON U.S.          Holding company
                                                                                    Holding Corporation

AUSA Holding Company                                               Maryland         100% AEGON USA, Inc.     Holding company

Monumental General Insurance                                       Maryland         100% AUSA Holding Co.    Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.                                   Kansas           100% Monumental General  Sale/admin. of travel
                                                                                    Insurance Group, Inc.    insurance


                                    Jurisdiction of               Percent of Voting
Name                                Incorporation                  Securities Owned               Business
----                                ----------------               -----------------              --------
Monumental General                  Maryland                       100% Monumental General        Provides management srvcs.
Administrators, Inc.                                               Insurance Group, Inc.          to unaffiliated third party
                                                                                                  administrator

Executive Management and            Maryland                       100% Monumental General        Provides actuarial consulting
Consultant Services, Inc.                                          Administrators, Inc.           services

Monumental General Mass             Maryland                       100% Monumental General        Marketing arm for sale of
Marketing, Inc.                                                    Insurance Group, Inc.          mass marketed insurance
                                                                                                  coverages

Diversified Investment              Delaware                       100% AUSA Holding Co.          Registered investment advisor
Advisors, Inc.

Diversified Investors Securities    Delaware                       100% Diversified Investment    Broker-Dealer
Corp.                                                              Advisors, Inc.

AEGON USA Securities, Inc.          Iowa                           100% AUSA Holding Co.          Broker-Dealer

Supplemental Ins. Division, Inc.    Tennessee                      100% AUSA Holding Co.          Insurance

Creditor Resources, Inc.            Michigan                       100% AUSA Holding Co.          Credit insurance

CRC Creditor Resources              Canada                         100% Creditor Resources, Inc.  Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment                Iowa                           100% AUSA Holding Co.          Investment advisor
Management, Inc.

AEGON USA Realty                    Iowa                           100% AUSA Holding Co.          Provides real estate
Advisors, Inc.                                                                                    administrative and real
                                                                                                  estate investment services

Quantra Corporation                 Delaware                       100% AEGON USA Realty          Real estate and financial
                                                                   Advisors, Inc.                 software production and sales

Quantra Software Corporation        Delaware                       100% Quantra Corporation       Manufacture and sell
                                                                                                  mortgage loan and security
                                                                                                  management software

Landauer Realty Advisors, Inc.      Iowa                           100% AEGON USA Realty          Real estate counseling
                                                                   Advisors, Inc.

Landauer Associates, Inc.           Delaware                       100% AEGON USA Realty          Real estate counseling
                                                                   Advisors, Inc.

Realty Information Systems, Inc.    Iowa                           100% AEGON USA Realty          Information Systems for
                                                                   Advisors, Inc.                 real estate investment
                                                                                                  management

AEGON USA Realty                    Iowa                           100% AEGON USA                 Real estate management
Management, Inc                                                    Realty Advisors, Inc.


                                    Jurisdiction of        Percent of Voting
Name                                Incorporation          Securities Owned                           Business
----                                ----------------       -----------------                          --------
USP Real Estate Investment Trust    Iowa                    21.89% First AUSA Life Ins. Co.           Real estate investment trust
                                                            13.11% PFL Life Ins. Co.
                                                             4.86% Bankers United Life
                                                                   Assurance Co.

Cedar Income Fund, Ltd.             Iowa                    16.73% PFL Life Ins. Co.                  Real estate investment trust
                                                             3.77% Bankers United Life
                                                                   Assurance Company
                                                             3.38% Life Investors Co. of America
                                                             1.97% AEGON USA Realty Advisors, Inc.
                                                              .18% First AUSA Life Ins. Co.

RCC Properties Limited              Iowa                    AEGON USA Realty Advisors,                Limited Partnership
Partnership                                                 Inc. is General Partner and 5%
                                                            owner.

AUSA Financial Markets, Inc.        Iowa                    100% AUSA Holding Co.                     Marketing

Endeavor Investment Advisors        California              49.9% AUSA Financial                      General Partnership
                                                            Markets, Inc.

Universal Benefits Corporation      Iowa                    100% AUSA Holding Co.                     Third party administrator

Investors Warranty of               Iowa                    100% AUSA Holding Co.                     Provider of automobile
America, Inc.                                                                                         extended maintenance
                                                                                                      contracts

Massachusetts Fidelity Trust Co.    Iowa                    100% AUSA Holding Co.                     Trust company

Money Services, Inc.                Delaware                100% AUSA Holding Co.                     Provides financial counseling
                                                                                                      for employees and agents of
                                                                                                      affiliated companies

Zahorik Company, Inc.               California              100% AUSA Holding Co.                     Broker-Dealer

ZCI, Inc.                           Alabama                 100% Zahorik Company, Inc.                Insurance agency

AEGON Asset Management              Delaware                100% AUSA Holding Co.                     Registered investment advisor
Services, Inc.

Intersecurities, Inc.               Delaware                100% AUSA Holding Co.                     Broker-Dealer

ISI Insurance Agency, Inc.          California              100% Intersecurities, Inc.                Insurance agency

ISI Insurance Agency                Ohio                    100% ISI Insurance Agency, Inc.           Insurance agency
of Ohio, Inc.

ISI Insurance Agency                Texas                   100% ISI Insurance Agency, Inc.           Insurance agency
of Texas, Inc.

ISI Insurance Agency                Massachusetts           100% ISI Insurance Agency, Inc.           Insurance agency
of Massachusetts, Inc.

                                         Jurisdiction of   Percent of Voting
Name                                     Incorporation     Securities Owned                Business
----                                     ---------------   -----------------               --------
Associated Mariner Financial Group, Inc. Michigan          100% Intersecurities, Inc.      Holding co./management services

Mariner Financial Services, Inc.         Michigan          100% Associated Mariner         Broker/Dealer
                                                           Financial Group, Inc.

Mariner Planning Corporation             Michigan          100% Mariner Financial          Financial planning
                                                           Services, Inc.

Associated Mariner Agency, Inc.          Michigan          100% Associated Mariner         Insurance agency
                                                           Financial Group, Inc.

Associated Mariner Agency                Hawaii            100% Associated Mariner         Insurance agency
of Hawaii, Inc.                                            Agency, Inc.

Associated Mariner Ins. Agency           Massachusetts     100% Associated Mariner         Insurance agency
of Massachusetts, Inc.                                     Agency, Inc.

Associated Mariner Agency Ohio, Inc.     Ohio              100% Associated Mariner         Insurance agency
                                                           Agency, Inc.

Associated Mariner Agency Texas, Inc.    Texas             100% Associated Mariner         Insurance agency
                                                           Agency, Inc.

Associated Mariner Agency                New Mexico        100% Associated Mariner         Insurance agency
New Mexico, Inc.                                           Agency, Inc.

Mariner Mortgage Corp.                   Michigan          100% Associated Mariner         Mortgage origination
                                                           Financial Group, Inc.

Idex Investor Services, Inc.             Florida           100% AUSA Holding Co.           Shareholder services

Idex Management, Inc.                    Delaware          50% AUSA Holding Co.            Investment advisor
                                                           50% Janus Capital Corp.

IDEX II Series Fund                      Massachusetts     Various                         Mutual fund

IDEX Fund                                Massachusetts     Various                         Mutual fund

IDEX Fund 3                              Massachusetts     Various                         Mutual fund

First AUSA Life Insurance Company        Maryland          100% AEGON USA, Inc.            Insurance holding company

AUSA Life Insurance Company, Inc.        New York          100% First AUSA Life            Insurance
                                                           Insurance Company

Life Investors Insurance Company         Iowa              100% First AUSA Life Ins. Co.   Insurance
of America

Bankers United Life Assurance Company    Iowa              100% Life Investors Inc.        Insurance
                                                           Company of America

                                         Jurisdiction of   Percent of Voting
Name                                     Incorporation     Securities Owned                Business
----                                     ---------------   -----------------               --------
Life Investors Agency Group, Inc.        Iowa              100% Life Investors Ins.        Marketing
                                                           Company of America

PFL Life Insurance Company               Iowa              100% First AUSA Life Ins. Co.   Insurance

AEGON Financial Services Group, Inc.     Minnesota         100% PFL Life Insurance Co.     Marketing

AEGON Assignment Corporation             Kentucky          100% AEGON Financial Services   Administrator of structured
                                                           Group, Inc.                     settlements

Southwest Equity Life Ins. Co.           Arizona           100% of Common Voting Stock     Insurance
                                                           First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.         Arizona           100% of Common Voting Stock     Insurance
                                                           First AUSA Life Ins. Co.

Western Reserve Life Assurance Co.       Ohio              100% First AUSA Life Ins. Co.   Insurance
of Ohio

WRL Series Fund, Inc.                    Maryland          Various                         Mutual fund

WRL Investment Services, Inc.            Florida           100% Western Reserve Life       Provides administration for
                                                           Assurance Co. of Ohio           affiliated mutual fund

WRL Investment Management, Inc.          Florida           100% Western Reserve Life       Registered investment advisor
                                                           Assurance Co. of Ohio

Monumental Life Insurance Co.            Maryland          100% First AUSA Life Ins. Co.   Insurance

AEGON Special Markets Group, Inc.        Maryland          100% Monumental Life Ins. Co.   Marketing

Monumental General Casualty Co.          Maryland          100% First AUSA Life Ins. Co.   Insurance

United Financial Services, Inc.          Maryland          100% First AUSA Life Ins. Co.   General agency

Bankers Financial Life Ins. Co.          Arizona           100% First AUSA Life Ins. Co.   Insurance

The Whitestone Corporation               Maryland          100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.                      Iowa              100% First AUSA Life            Holding company
                                                           Insurance Company

Commonwealth General Corporation         Delaware          100% AEGON USA, Inc.            Holding company
("CGC")

PB Series Trust                          Massachusetts     N/A                             Mutual fund

Monumental Agency Group, Inc.            Kentucky          100% CGC                        Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                      Delaware          100% CGC                        TPA for Peoples Security Life
                                                                                           Insurance Company

                                        Jurisdiction of            Percent of Voting
Name                                    Incorporation              Securities Owned                   Business
----                                    ---------------            -----------------                  --------
Durco Agency, Inc.                      Virginia                   100% Benefit Plans, Inc.           General agent

Commonwealth General                    Kentucky                   100% CGC                           Administrator of structured
Assignment Corporation                                                                                settlements

Providian Financial Services Inc.       Pennsylvania               100% CGC                           Financial services

AFSG Securities Corporation             Pennsylvania               100% CGC                           Broker-Dealer

PB Investment Advisors, Inc.            Delaware                   100% CGC                           Registered investment advisor

Diversified Financial Products Inc.     Delaware                   100% CGC                           Provider of investment,
                                                                                                      marketing and admin.
                                                                                                      services to ins. cos.

AEGON USA Real Estate                   Delaware                   100% Diversified Financial         Real estate and mortgage
Services, Inc.                                                     Products Inc.                      holding company

Capital Real Estate                     Delaware                   100% CGC                           Furniture and equipment lessor
Development Corporation

Captial General Development             Delaware                   100% CGC                           Holding company
Corporation

Commonwealth Life                       Kentucky                   100% Capital General               Insurance company
Insurance Company                                                  Development Corporation

Agency Holding I, Inc.                  Delaware                   100% Commonwealth Life             Investment subsidiary
                                                                   Insurance Company

Agency Investments I, Inc.              Delaware                   100% Agency Holding I, Inc.        Investment subsidiary

Peoples Security Life                   North Carolina             100% Capital General               Insurance company
Insurance Company                                                  Development Corporation

Ammest Realty Corporation               Texas                      100% Peoples Security Life         Special purpose subsidiary
                                                                   Insurance Company

Agency Holding II, Inc.                 Delaware                   100% Peoples Security Life         Investment subsidiary
                                                                   Insurance Company

Agency Investments II, Inc.             Delaware                   100% Agency Holding II, Inc.       Investment subsidiary

Agency Holding III, Inc.                Delaware                   100% Peoples Security Life         Investment subsidiary
                                                                   Insurance Company

Agency Investments III, Inc.            Delaware                   100% Agency Holding III, Inc.      Investment subsidiary

                                        Jurisdiction of            Percent of Voting
Name                                    Incorporation              Securities Owned                   Business
----                                    ---------------            -----------------                  --------
JMH Operating Company, Inc.             Mississippi                100% Peoples Security Life         Real estate holdings
                                                                   Insurance Company

Capital Security Life Ins. Co.          North Carolina             100% Capital General               Insurance company
                                                                   Development Corporation

Independence Automobile                 Florida                    100% Capital Security              Automobile Club
Association, Inc.                                                  Life Insurance Company

Independence Automobile                 Georgia                    100% Capital Security              Automobile Club
Club, Inc.                                                         Life Insurance Company

Capital 200 Block Corporation           Delaware                   100% CGC                           Real estate holdings

Capital Broadway Corporation            Kentucky                   100% CGC                           Real estate holdings

Southlife, Inc.                         Tennessee                  100% CGC                           Investment subsidiary

Ampac Insurance Agency, Inc.            Pennsylvania               100% CGC                           Provider of management
(EIN 23-1720755)                                                                                      support services

National Home Life Corporation          Pennsylvania               100% Ampac Insurance               Special-purpose subsidiary
                                                                   Agency, Inc.

Compass Rose Development                Pennsylvania               100% Ampac Insurance               Special-purpose subsidiary
Corporation                                                        Agency, Inc.

Association Consultants, Inc.           Illinois                   100% Ampac Insurance               TPA license-holder
                                                                   Agency, Inc.

Valley Forge Associates, Inc.           Pennsylvania               100% Ampac Insurance               Furniture & equipment lessor
                                                                   Agency, Inc.

Veterans Benefits Plans, Inc.           Pennsylvania               100% Ampac Insurance               Administrator of group
                                                                   Agency, Inc.                       insurance programs

Veterans Insurance Services, Inc.       Delaware                   100% Ampac Insurance               Special-purpose subsidiary
                                                                   Agency, Inc.

Financial Planning Services, Inc.       Dist. Columbia             100% Ampac Insurance               Special-purpose subsidiary
                                                                   Agency, Inc.

Providian Auto and Home                 Missouri                   100% CGC                           Insurance company
Insurance Company

Academy Insurance Group, Inc.           Delaware                   100% CGC                           Holding company


                                     Jurisdication of               Percent of Voting
Name                                 Incorporation                  Securities Owned                    Business
----                                 ----------------               -----------------                   --------
Academy Life Insurance Co.           Missouri                       100% Academy Insurance              Insurance company
                                                                    Group, Inc.

Pension Life Insurance               New Jersey                     100% Academy Insurance              Insurance company
Company of America                                                  Group, Inc.

Academy Services, Inc.               Delaware                       100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Development Corp. Inc.        Kansas                         100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Insurance Agency, Inc.        California                     100% Academy Insurance              General agent
                                                                    Group, Inc.

Ammest Massachusetts                 Massachusetts                  100% Academy Insurance              Special-purpose subsidiary
Insurance Agency, Inc.                                              Group, Inc.

Ammest Realty, Inc.                  Pennsylvania                   100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Ampac, Inc.                          Texas                          100% Academy Insurance              Managing general agent
                                                                    Group, Inc.

Ampac Insurance Agency, Inc.         Pennsylvania                   100% Academy Insurance              Special-purpose subsidiary
(EIN 23-2364438)                                                    Group, Inc.

Data/Mark Services, Inc.             Delaware                       100% Academy Insurance              Provider of mgmt. services
                                                                    Group, Inc.

Force Financial Group, Inc.          Delaware                       100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Force Financial Services, Inc.       Massachusetts                  100% Force Fin. Group, Inc.         Special-purpose subsidiary

Military Associates, Inc.            Pennsylvania                   100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

NCOA Motor Club, Inc.                Georgia                        100% Academy Insurance              Automobile club
                                                                    Group, Inc.

NCOAA Management Company             Texas                          100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Unicom Administrative                Pennsylvania                   100% Academy Insurance              Provider of admin. services
Services, Inc.                                                      Group, Inc.

Unicom Administrative                Germany                        100% Unicom Administrative          Provider of admin. services
Services, GmbH                                                      Services, Inc.


                                     Jurisdication of               Percent of Voting
Name                                 Incorporation                  Securities Owned                    Business
----                                 ----------------               -----------------                   --------
Providian Property and Casualty      Kentucky                       100% Providian Auto and             Insurance company
Insurance Company                                                   Home Insurance Company

Providian Fire Insurance Co.         Kentucky                       100% Providian Property             Insurance company
                                                                    and Casualty Insurance Co.

Capital Liberty, L.P.                Delaware                       79.2% Commonwealth Life             Holding Company
                                                                    Insurance Company
                                                                    19.8% Peoples Security Life
                                                                    Insurance Company
                                                                    1% CGC

Commonwealth General LLC             Turks &                        100% CGC                             Special-purpose subsidiary
                                     Caicos Islands

Providian Life and Health            Missouri                       3.7% CGC                             Insurance company
Insurance Company                                                   15.3% Peoples Security Life
                                                                    Insurance Company
                                                                    20% Capital Liberty, L.P.
                                                                    61% Commonwealth Life
                                                                    Insurance Company

Veterans Life Insurance Co.          Illinois                       100% Providian Life and              Insurance company
                                                                    Health Insurance Company

Peoples Benefit Services, Inc.       Pennsylvania                   100% Veterans Life Ins. Co.          Special-purpose subsidiary

First Providian Life and             New York                       100% Veterans Life Ins. Co.          Insurance Company
Health Insurance Company

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 28, 1998, there were 2,938 Contract Owners.

ITEM 28.  INDEMNIFICATION

Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) AFSG Securities Corporation ("AFSG"), which serves as the principal underwriter for the variable annuity contracts funded by Separate Account V, also serves as the principal underwriter for variable life insurance policies funded by Separate Account I and Variable Annuity contracts funded by Separate Account II of Providian Life and Health Insurance Company. In addition, AFSG serves as principal underwriter for variable annuity contracts funded by Separate Account C of First Providian Life and Health Insurance Company; PFL Life Variable Annuity Account A, PFL Endeavor VA Separate Account, PFL Wright Variable Annuity Account and PFL Retirement Builder Variable Annuity Account of PFL Life Insurance Company and AUSA Endeavor Variable Annuity Account of AUSA Life Insurance Company, Inc.

     (b)  Directors and Officers

                                         Positions and Officers
           Name                             with Underwriter
           ----                          ----------------------
     Lorri E. Mchaffey         President and Director
     Kimberly A. Scouller      Vice President and Chief Compliance Officer
     Harvey E. Willis          Vice President and Secretary
     Michael F. Lane           Vice President
     Sarah J. Strange          Vice President and Director
     Michael G. Ayers          Treasurer/Controller
     Colleen S. Lyons          Assistant Secretary
     John F. Reesor            Assistant Secretary
     Anne Spaes                Vice President
     Debra C. Cubero           Vice President
     Larry N. Norman           Director

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the Administrative Offices of Providian Life and Health Insurance Company in Louisville, Kentucky.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS.

     (a) Providian Life and Health Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Providian Life and Health Insurance Company.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Providian Life and Health Insurance Company Separate Account V, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the County of Jefferson and Commonwealth of Kentucky on the 30th day of April, 1998.


                                 PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                                 SEPARATE ACCOUNT V (REGISTRANT)


                                 By: Providian Life and Health Insurance Company

                                     /s/ BART HERBERT, JR.
                                 By: ___________________________________________
                                     Bart Herbert, Jr., President


                                 PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                                 (DEPOSITOR)

                                     /s/ BART HERBERT, JR.
                                 By: ___________________________________________
                                     Bart Herbert, Jr., President



*By: /s/ R. Michael Slaven
     -----------------------
     R. Michael Slaven
     Attorney-in-fact

     As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.


       Signature                                   Title                                Date
       ---------                                   -----                                ----

/s/ JAY H. BERMAN*                 Director                                        April 30, 1998
---------------------------
Jay H. Berman

/s/ G. DOUGLAS MANGUM, JR.*        Director and Senior Vice President              April 30, 1998
---------------------------
G. Douglas Mangum, Jr.

/s/ MARTHA A. McCONNELL*           Treasurer (Chief Accounting Officer)            April 30, 1998
---------------------------
Martha A. McConnell

/s/ DOUGLAS A. SARCIA*             Director and Vice President                     April 30, 1998
---------------------------
Douglas A. Sarcia

/s/ THOMAS B. NESSPOR*             Director and Vice President                     April 30, 1998
---------------------------
Thomas B. Nesspor

/s/ BRIAN A. SMITH*                Director and Senior Vice President              April 30, 1998
---------------------------
Brian A. Smith

/s/ SUSAN E. MARTIN*               Director, Vice President, Secretary             April 30, 1998
---------------------------        and Associate General Counsel
Susan E. Martin

/s/ BART HERBERT, JR.*             Director and President                          April 30, 1998
---------------------------
Bart Herbert, Jr.

/s/ JOHN C. PRESTWOOD, JR.*        Director, Vice President and Actuary            April 30, 1998
---------------------------
John C. Prestwood, Jr.

/s/ CRAIG D. VERMIE*               Director                                        April 30, 1998
---------------------------
Craig D. Vermie

*By: /s/ R. Michael Slaven
     ----------------------
     R. Michael Slaven
     Attorney-in-fact

                              SEPARATE ACCOUNT V
                      PROVIDIAN MARQUEE VARIABLE ANNUITY


                               INDEX TO EXHIBITS






EXHIBIT 9(a)    OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)    CONSENT OF COUNSEL

EXHIBIT 10      CONSENT OF INDEPENDENT AUDITORS